UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund:  BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2018

Date of reporting period: 10/31/2018

Item 1 – Report to Stockholders

OCTOBER 31, 2018

ANNUAL REPORT

BlackRock Liquidity Funds

➢	Federal Trust Fund
➢	FedFund
➢	TempCash
➢	TempFund
➢	T-Fund
➢	Treasury Trust Fund
➢	MuniCash
➢	MuniFund
➢	California Money Fund
➢	New York Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended October 31, 2018, ongoing strength in corporate profits drove the equity market higher, while rising interest rates constrained bond returns. Though the market’s appetite for risk remained healthy, risk-taking was tempered somewhat, as shorter-term, higher-quality securities led the bond market, and U.S. equities outperformed most international stock markets.

In international markets, the rising value of the U.S. dollar limited U.S. investors’ returns for the reporting period. When the U.S. dollar appreciates relative to foreign currencies, the value of international investments declines in U.S. dollar terms. Volatility rose in emerging market stocks, which are relatively sensitive to changes in the U.S. dollar. U.S.-China trade relations and debt concerns adversely affected the Chinese stock market, while Turkey and Argentina became embroiled in currency crises, largely due to hyperinflation in both countries. An economic slowdown in Europe led to negative performance for European equities.

In fixed income markets, short-term U.S. Treasury interest rates rose the fastest, while longer-term rates slightly increased. This led to a negative return for long-term U.S. Treasuries and a substantial flattening of the yield curve. Many investors are concerned with the flattening yield curve as a harbinger of recession. However, given the extraordinary monetary measures in the last decade, we believe a more accurate barometer for the economy is the returns along the risk spectrums in stock and bond markets. Although the fundamentals in credit markets remained relatively solid, investment-grade bonds declined slightly, and high-yield bonds posted modest returns.

In response to rising growth and inflation, the U.S. Federal Reserve (the “Fed”) increased short-term interest rates four times during the reporting period. The Fed also continued to reduce its balance sheet during the reporting period, gradually reversing the unprecedented stimulus measures it enacted after the financial crisis. We believe the Fed is likely to continue to raise interest rates in the coming year. By our estimation, the Fed’s neutral interest rate, or the theoretical rate that is neither stimulative nor restrictive to the economy, is approximately 3.0%. With that perspective, the Fed’s current policy is still mildly stimulative to the U.S. economy, which leaves room for further Fed rate hikes to arrive at monetary policy that is a neutral factor for economic growth.

The U.S. economy continued to gain momentum despite the Fed’s modest reduction of economic stimulus; unemployment declined to 3.7%, the lowest rate of unemployment in almost 50 years. The number of job openings reached a record high of more than 7 million, which exceeded the total number of unemployed workers. Strong economic performance has justified the Fed’s somewhat faster pace of rate hikes, as several inflation measures and investors’ expectations for inflation have already surpassed the Fed’s target of 2.0% per year.

While markets have recently focused on the risk of rising long-term interest rates, we continue to believe the primary risk to economic expansion is trade protectionism that could lead to slower global trade and unintended consequences for the globalized supply chain. So far, U.S. tariffs have only had a modest negative impact on economic growth, but the fear of an escalating trade war has stifled market optimism somewhat, leading to higher volatility in risk assets. The outcome of trade negotiations between the United States and China is likely to influence the global growth trajectory and set the tone for free trade in many other nations. Easing of tensions could lead to greater upside for markets, while additional tariffs could adversely affect investor sentiment.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2018
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	3.40%	7.35%
U.S. small cap equities (Russell 2000® Index)	(1.37)	1.85
International equities (MSCI Europe, Australasia, Far East Index)	(9.92)	(6.85)
Emerging market equities (MSCI Emerging Markets Index)	(16.53)	(12.52)
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	0.99	1.68
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	(0.60)	(4.37)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(0.19)	(2.05)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.45	(0.31)
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	1.14	0.98
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Money Market Overview  For the 12-Month Period Ended October 31, 2018

Noteworthy investment conditions for 2017-2018 in the short-term markets included the continued gradual removal of monetary accommodation by the Federal Open Market Committee (“FOMC”), the Fed balance sheet reduction, the passage of U.S. tax reform and increased Treasury issuance.

In October 2017, the FOMC commenced its balance sheet normalization program. A total of $10 billion of Treasury and agency mortgage-backed securities were initially allowed to mature each month, with the aggregate sum rising by a like amount each quarter until reaching a “roll off” rate of $50 billion per month. In November, Jerome Powell was nominated as Chairman of the FOMC to replace Janet Yellen, who stepped down upon Powell’s confirmation in February.

In early February, the U.S. Treasury increased net bill supply by an estimated $330 billion over a six-week period ending March 29, 2018. The massive amount of supply, in combination with the base erosion and anti-abuse tax stemming from the repatriation of U.S. dollars held offshore, pressured short-term credit spreads wider during the first half of the year. This pressure generally led money market fund managers to maintain a conservative posture leading up to the June and September 2018 FOMC meetings and in advance of seasonal redemptions that occur at quarter-end. Credit spreads, as reflected in the differential between three-month London Inter-Bank Offered Rate (“LIBOR”) and overnight index swaps (“OIS”), widened significantly as the market adjusted to the surge in front-end supply. The trend continued until April when a contraction and stabilization of the credit spreads occurred. This was evidenced by the three-month LIBOR and OIS spread contracting to 40 basis points in June and to 20 basis points in September, down from a high of 60 basis points earlier in the year.

During the September 26, 2018 FOMC meeting, the FOMC raised interest rates by 0.25% for the third time this year bringing the Fed funds target rate range to 2.00%-2.25%. In the statement issued in conjunction with the September meeting, the FOMC remained upbeat about economic growth, employment and inflation, while signaling that gradual hikes in interest rates remain appropriate.

An additional 0.25% rate increase is expected by the FOMC in December. While international trade dynamics could eventually become a headwind to economic growth, further rate hikes on a quarterly basis are possible in our view over much of 2019. However, a more significant tightening of financial conditions would represent a threat to this outlook. By our estimation credit spreads should remain near recent levels in the weeks ahead. That said, we believe that increased Treasury bill issuance, an ongoing contraction in liquidity in the banking system from the normalization of the Fed’s balance sheet, and year-end balance sheet pressures at certain global systemically important banks could contribute to modest credit spread widening later in the year.

Turning to short-term municipal bonds during the period, the market experienced an increased demand from traditional municipal money market fund buyers amongst a rising rate environment. Industry assets ended the reporting period at $133 billion, up approximately $3 billion on the year. The increasing base of tax-exempt money fund assets reflected continued investor comfort with money fund reform provisions that became effective on October 14, 2016. New rules for money funds addressing floating net asset value, liquidity rules, and fund classification type completed their second year without much additional concern.

The three rates hikes thus far in 2018 by the FOMC in March, June, and September lifted the target range for the federal funds rate to end the period at 2.00-2.25%. As a result of these increases, the SIFMA Index, which represents the average yield on seven-day variable rate demand note (“VRDN”) securities, began the period at 0.92% and hit a 10-year high of 1.81% during tax time on April 18. Surprisingly though, the SIFMA Index moved as low as 0.94% for two weeks in July amongst strong VRDN demand and very little supply over the summer months when bond maturities and coupon payments in long-term bond funds create excess demand for VRDN securities. The supply and demand balance in the VRDN market soon stabilized however as the SIFMA Index moved higher throughout the final three months of the fiscal period to end at 1.61% on October 31.

New VRDN issuance remained light throughout the period as issuers instead opted to bond out debt issuance and take advantage of continued relative low, longer-term bond yields. The total outstanding supply of VRDNs, which stood at $143 billion as of October 31, 2018, continued to be higher than total tax-exempt money fund assets at $133 billion. This excess supply of $10 billion of outstanding VRDNs continued to be held by non-traditional buyers such as bond funds and separately managed accounts as continued strong demand for VRDN securities remained within the overall municipal space. As the gap of excess VRDN supply decreased from $23 billion the year prior, however, dealers have been more conservative in resetting VRDN yields as they no longer have to reset them to levels higher than normal in order to attract crossover taxable money fund investors. As a result, tax-exempt VRDN yields remain broadly in line with taxable money market yields when viewed on a fully tax-equivalent basis.

Yields on the Municipal Market Advisors AAA General Obligation One-Year Index began the period at 1.03%. As further rate hikes in 2018 by the FOMC became evident and the U.S. economy strengthened further, short-term rates began to rise with the 1-year AAA GO Index moving higher to close the period at 1.93%.

The actions of the FOMC remain front and center as the policy-making group continues to assess current market conditions to determine when and whether to raise rates again in 2018, 2019, and 2020. Most municipal money fund managers remain defensively positioned ahead of the December Fed meeting and continue to maintain short average weighted maturities. The fund managers are also expected to remain selective with respect to one-year municipal note purchases in the secondary market as there is currently very little yield pickup versus 30, 60 and 90-day municipal commercial paper tenors, which remain preferable.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2018

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	2.04%	2.04%
Dollar	1.80	1.80
Cash Management	1.54	1.54
Cash Reserve	1.65	1.65
Administration	1.94	1.94

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	67%
U.S. Treasury Obligations	35
Liabilities in Excess of Other Assets	(2)

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	2.07%	2.07%
Dollar	1.82	1.82
Cash Management	1.57	1.57
Cash Reserve	1.67	1.67
Administration	1.97	1.97
Select	1.24	1.24
Private Client	1.55	1.55
Capital	2.03	2.03

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Repurchase Agreements	45%
U.S. Government Sponsored Agency Obligations	38
U.S. Treasury Obligations	13
Other Assets Less Liabilities	4

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	2.27%	2.27%
Dollar	2.00	2.00

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Commercial Paper	40%
Certificates of Deposit	27
Repurchase Agreements	22
Time Deposits	10
Other Assets Less Liabilities	1

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	2.28%	2.28%
Dollar	2.03	2.03
Cash Management	1.78	1.78
Cash Reserve	1.88	1.88
Administration	2.18	2.18
Select	1.15	1.15
Private Client	1.78	1.78

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Commercial Paper	40%
Certificates of Deposit	27
Repurchase Agreements	22
Time Deposits	9
Other Assets Less Liabilities	2

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

FUND INFORMATION	5

Fund Information as of October 31, 2018 (continued)

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	2.07%	2.07%
Dollar	1.82	1.82
Cash Management	1.57	1.57
Cash Reserve	1.67	1.67
Administration	1.97	1.97
Select	1.24	1.24
Capital	2.03	2.03

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Repurchase Agreements	62%
U.S. Treasury Obligations	37
Other Assets Less Liabilities	1

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	2.05%	2.05%
Dollar	1.80	1.80
Cash Management	1.55	1.55
Cash Reserve	1.65	1.65
Administration	1.95	1.95
Select	1.22	1.22

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
U.S. Treasury Obligations	110%
Liabilities in Excess of Other Assets	(10)

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.45%	1.45%
Dollar	1.21	1.21

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	75%
Commercial Paper	18
Closed-End Investment Companies	3
Municipal Bonds	3
Other Assets Less Liabilities	1

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yields	7-Day Yields
Institutional	1.47%	1.47%
Dollar	1.22	1.22
Administration	1.38	1.38
Select	0.68	0.68
Private Client	0.99	0.99

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	73%
Commercial Paper	10
Municipal Bonds	10
Closed-End Investment Companies	4
Liabilities in Excess of Other Assets	3

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Fund Information as of October 31, 2018 (continued)

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yield	7-Day Yield
Institutional	1.12%	1.12%

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	85%
Municipal Bonds	4
Other Assets Less Liabilities	11

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

CURRENT SEVEN-DAY YIELDS
	7-Day SEC Yield	7-Day Yield
Institutional	1.42%	1.42%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

PORTFOLIO COMPOSITION
Asset Type	Percent of Net Assets
Variable Rate Demand Notes	94%
Municipal Bonds	5
Closed-End Investment Companies	1
Other Assets Less Liabilities	—	(a)

(a)	Representing less than 0.5% of the Fund’s net assets.

FUND INFORMATION	7

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses; and (b) operating expenses, including investment advisory fees, service and distribution fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on May 1, 2018 and held through October 31, 2018, are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical (a)
	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period (b)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,009.10	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,007.80	2.13	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,006.50	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,007.00	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,008.60	1.37	1,000.00	1,023.84	1.38	0.27

FedFund
Institutional	$1,000.00	$1,009.20	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,007.90	2.13	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,006.70	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,007.20	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,008.70	1.37	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,005.00	5.05	1,000.00	1,020.16	5.09	1.00
Private Client	1,000.00	1,006.60	3.44	1,000.00	1,021.78	3.47	0.68
Capital	1,000.00	1,009.00	1.06	1,000.00	1,024.15	1.07	0.21

TempCash
Institutional	$1,000.00	$1,010.50	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	1,000.00	1,009.30	2.18	1,000.00	1,023.04	2.19	0.43

TempFund
Institutional	$1,000.00	$1,010.50	$0.91	$1,000.00	$1,024.30	$0.92	0.18%
Dollar	1,000.00	1,009.30	2.18	1,000.00	1,023.04	2.19	0.43
Cash Management	1,000.00	1,008.00	3.44	1,000.00	1,021.78	3.47	0.68
Cash Reserve	1,000.00	1,008.60	2.94	1,000.00	1,022.28	2.96	0.58
Administration	1,000.00	1,010.10	1.42	1,000.00	1,023.79	1.43	0.28
Select	1,000.00	1,006.30	5.06	1,000.00	1,020.20	5.09	1.00
Private Client	1,000.00	1,008.10	3.44	1,000.00	1,021.78	3.47	0.68

T-Fund
Institutional	$1,000.00	$1,009.10	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,007.90	2.13	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,006.60	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,007.10	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,008.60	1.37	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,004.90	5.05	1,000.00	1,020.16	5.09	1.00
Capital	1,000.00	1,008.90	1.06	1,000.00	1,024.15	1.07	0.21

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

8	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Expenses (continued)

Expense Examples (continued)

	Actual			Hypothetical (a)
	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period (b)	Beginning Account Value (05/01/18)	Ending Account Value (10/31/18)	Expenses Paid During the Period (b)	Annualized Expense Ratio
Treasury Trust Fund
Institutional	$1,000.00	$1,009.00	$0.86	$1,000.00	$1,024.35	$0.87	0.17%
Dollar	1,000.00	1,007.80	2.13	1,000.00	1,023.09	2.14	0.42
Cash Management	1,000.00	1,006.50	3.39	1,000.00	1,021.83	3.41	0.67
Cash Reserve	1,000.00	1,007.00	2.88	1,000.00	1,022.33	2.91	0.57
Administration	1,000.00	1,008.50	1.37	1,000.00	1,023.84	1.38	0.27
Select	1,000.00	1,004.80	5.05	1,000.00	1,020.16	5.09	1.00

MuniCash
Institutional	$1,000.00	$1,006.20	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	1,000.00	1,004.90	2.27	1,000.00	1,022.94	2.29	0.45

MuniFund
Institutional	$1,000.00	$1,006.30	$1.01	$1,000.00	$1,024.20	$1.02	0.20%
Dollar	1,000.00	1,005.00	2.27	1,000.00	1,022.94	2.29	0.45
Administration	1,000.00	1,005.80	1.52	1,000.00	1,023.69	1.53	0.30
Select	1,000.00	1,002.20	5.05	1,000.00	1,020.16	5.09	1.00
Private Client	1,000.00	1,003.90	3.43	1,000.00	1,021.78	3.47	0.68

California Money Fund
Institutional	$1,000.00	$1,005.30	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

New York Money Fund
Institutional	$1,000.00	$1,006.00	$1.01	$1,000.00	$1,024.20	$1.02	0.20%

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).

DISCLOSURE OF EXPENSES	9

Schedule of Investments October 31, 2018	Federal Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 66.7%
Federal Farm Credit Bank Discount Notes(a):
2.13%, 11/27/18	USD	22,025	$21,992,232
2.31%, 01/15/19		31,070	30,932,774
2.31%, 01/16/19		30,000	29,864,466
2.43%, 03/11/19		15,295	15,172,385
2.43%, 03/19/19		15,295	15,164,253
2.55%, 06/17/19		19,260	18,967,248
2.55%, 06/28/19		13,360	13,146,244
2.58%, 07/23/19		10,665	10,469,475
2.62%, 08/15/19		18,070	17,724,261
Federal Farm Credit Bank Variable Rate Notes:
(LIBOR USD 1 Month - 0.10%), 2.17%, 04/04/19(b)		13,160	13,160,000
(LIBOR USD 1 Month - 0.09%), 2.20%, 05/07/19(b)		45,000	44,998,878
(LIBOR USD 1 Month - 0.10%), 2.18%, 09/05/19(b)		8,190	8,190,000
(LIBOR USD 1 Month - 0.05%), 2.23%, 02/07/20(b)		32,600	32,599,576
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.40%, 03/26/20(b)		2,935	2,934,878
(LIBOR USD 1 Month - 2.00%), 2.28%, 06/19/20(b)		31,500	31,523,959
(LIBOR USD 1 Month - 0.05%), 2.24%, 08/17/20(b)		12,175	12,175,000
(LIBOR USD 1 Month - 0.04%), 2.25%, 09/11/20(b)		14,985	14,984,169
Federal Home Loan Bank Discount Notes(a):
1.11%, 11/02/18		65,575	65,571,022
1.89%, 11/07/18		150,000	149,945,300
1.96%, 11/09/18		53,055	53,030,996
2.11%, 11/21/18		208,105	207,851,806
2.12%, 11/23/18		33,560	33,515,824
2.14%, 11/28/18		168,835	168,559,694
2.20%, 12/05/18		33,425	33,358,549
2.21%, 12/07/18		5,720	5,707,959
2.31%, 01/04/19		26,000	25,897,017
2.31%, 01/09/19		54,365	54,131,280
2.31%, 01/16/19		86,000	85,586,235
2.32%, 01/23/19		50,790	50,520,789
2.32%, 01/25/19		14,260	14,182,392
2.38%, 02/11/19		26,510	26,340,999
2.38%, 02/14/19		31,600	31,388,017
2.43%, 03/21/19		8,455	8,377,237
2.52%, 05/01/19		27,850	27,508,062
Federal Home Loan Bank Variable Rate Notes:
(LIBOR USD 1 Month - 0.15%), 2.13%, 11/14/18(b)		29,075	29,075,000
(LIBOR USD 1 Month - 0.13%), 2.15%, 11/15/18(b)		35,000	35,000,000
(LIBOR USD 1 Month - 0.13%), 2.16%, 11/16/18(b)		45,530	45,529,945
(LIBOR USD 1 Month - 0.13%), 2.16%, 11/20/18(b)		25,155	25,155,425
(LIBOR USD 1 Month - 0.12%), 2.16%, 12/19/18(b)		14,120	14,120,463
(LIBOR USD 1 Month - 0.10%), 2.18%, 12/21/18(b)		24,500	24,500,000
(LIBOR USD 1 Month - 0.08%), 2.20%, 12/21/18(b)		17,780	17,779,587
(LIBOR USD 1 Month - 0.11%), 2.19%, 01/11/19(b)		32,650	32,649,733
(LIBOR USD 1 Month - 0.09%), 2.19%, 01/25/19(b)		27,080	27,080,000
Series 2, (LIBOR USD 1 Month - 0.13%), 2.13%, 02/01/19(b)		20,885	20,885,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 1 Month - 0.07%), 2.22%, 02/11/19(b)	USD	7,095	$7,095,700
(LIBOR USD 1 Month - 0.12%), 2.16%, 03/25/19(b)		30,000	30,000,000
(LIBOR USD 3 Month - 0.32%), 2.06%, 03/27/19(b)		25,120	25,120,000
(LIBOR USD 3 Month - 0.32%), 2.09%, 04/09/19(b)		15,365	15,354,198
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/12/19(b)		10,475	10,473,335
(LIBOR USD 1 Month - 0.09%), 2.19%, 06/14/19(b)		60,000	60,000,000
(LIBOR USD 3 Month - 0.16%), 2.18%, 06/20/19(b)		23,805	23,805,000
(LIBOR USD 3 Month - 0.16%), 2.22%, 06/27/19(b)		8,520	8,519,417
(LIBOR USD 1 Month - 0.08%), 2.21%, 07/11/19(b)		40,200	40,200,000
Series 1, (LIBOR USD 1 Month - 0.11%), 2.18%, 07/19/19(b)		54,640	54,640,000
(LIBOR USD 1 Month - 0.08%), 2.20%, 08/22/19(b)		11,870	11,869,018
(LIBOR USD 1 Month - 0.08%), 2.22%, 08/27/19(b)		21,585	21,585,000
(LIBOR USD 1 Month - 0.09%), 2.20%, 09/09/19(b)		43,635	43,635,000
(LIBOR USD 1 Month - 0.06%), 2.23%, 02/24/20(b)		29,820	29,820,000
(LIBOR USD 1 Month - 0.04%), 2.25%, 04/17/20(b)		18,590	18,590,000
(LIBOR USD 3 Month - 0.14%), 2.31%, 04/20/20(b)		20,295	20,295,000

Total U.S. Government Sponsored Agency Obligations — 66.7% (Cost: $2,068,249,797)			2,068,249,797

U.S. Treasury Obligations — 34.9%
U.S. Treasury Bills(a):
2.07%, 11/01/18		15,000	15,000,000
1.86%, 11/08/18		148,000	147,939,661
2.00%, 11/15/18		50,000	49,958,272
2.13%, 12/18/18		140,000	139,601,545
2.14%, 12/20/18		223,515	222,868,400
2.21%, 12/26/18		140,000	139,528,375
2.20%, 12/27/18		76,280	76,026,687
2.23%, 01/10/19		93,840	93,452,241
2.25%, 01/17/19		75,000	74,656,708
2.31%, 01/31/19		50,000	49,727,000
2.33%, 02/21/19		24,415	24,249,032
U.S. Treasury Notes:
1.38%, 11/30/18		4,540	4,538,666
1.13%, 01/31/19		2,890	2,882,889
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.46%, 01/31/19(b)		40,000	40,000,000

Total U.S. Treasury Obligations — 34.9% (Cost: $1,080,429,476)			1,080,429,476

Total Investments — 101.6% (Cost: $3,148,679,273)(c)			3,148,679,273
Liabilities in Excess of Other Assets — (1.6)%			(48,818,147)

Net Assets — 100.0%			$3,099,861,126

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$3,148,679,273	$—	$3,148,679,273

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

10	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2018	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations — 38.0%
Federal Farm Credit Bank Discount Notes(a):
2.20%, 12/04/18	USD	89,000	$88,837,649
2.37%, 02/08/19		98,540	97,962,802
Federal Farm Credit Bank Variable Rate Notes:
(LIBOR USD 1 Month + 0.06%), 2.34%, 12/12/18(b)		245,000	244,998,569
(Federal Reserve Bank Prime Loan Rate US - 2.86%), 2.39%, 12/14/18(b)		160,000	159,998,105
(Federal Reserve Bank Prime Loan Rate US - 2.90%), 2.35%, 12/27/18(b)		50,000	49,999,204
(LIBOR USD 1 Month + 0.07%), 2.35%, 01/08/19(b)		125,000	125,000,000
(LIBOR USD 1 Month - 0.07%), 2.21%, 01/09/19(b)		150,000	149,994,837
(Federal Reserve Bank Prime Loan Rate US - 2.97%), 2.28%, 03/06/19(b)		50,000	49,998,277
(US Treasury 3 Month Bill Money Market Yield + 0.15%), 2.47%, 03/13/19(b)		85,000	84,990,735
(US Treasury 3 Month Bill Money Market Yield + 0.16%), 2.48%, 03/22/19(b)		100,000	99,992,239
(LIBOR USD 1 Month - 0.09%), 2.20%, 05/07/19(b)		101,000	100,997,482
(LIBOR USD 1 Month - 0.08%), 2.22%, 07/30/19(b)		461,575	461,364,420
(LIBOR USD 1 Month - 0.10%), 2.18%, 09/05/19(b)		225,050	225,050,000
(US Treasury 3 Month Bill Money Market Yield + 0.09%), 2.40%, 03/26/20(b)		95,915	95,911,004
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 04/30/20(b)		195,295	195,289,498
(LIBOR USD 1 Month - 0.05%), 2.23%, 06/15/20(b)		539,425	539,399,837
(LIBOR USD 1 Month - 0.05%), 2.24%, 08/17/20(b)		332,635	332,635,000
(LIBOR USD 1 Month - 0.04%), 2.25%, 09/11/20(b)		434,910	434,885,888
Federal Home Loan Bank Discount Notes(a):
2.07%, 11/16/18		122,000	121,889,285
2.10%, 11/20/18		233,175	232,905,488
2.12%, 11/23/18		834,000	832,902,178
2.13%, 11/26/18		124,000	123,814,429
2.14%, 11/28/18		198,500	198,180,982
2.20%, 12/03/18		675,000	673,704,000
2.20%, 12/04/18		399,600	398,812,455
2.20%, 12/05/18		500,000	498,964,417
2.21%, 12/07/18		165,490	165,141,643
2.22%, 12/19/18		88,000	87,747,264
2.22%, 12/21/18		318,690	317,737,190
2.31%, 01/04/19		383,845	382,391,507
2.31%, 01/09/19		1,224,260	1,218,909,980
2.31%, 01/11/19		234,640	233,598,785
2.31%, 01/15/19		300,000	298,593,750
2.31%, 01/16/19		403,270	401,345,084
2.28%, 01/22/19		250,000	248,747,222
2.32%, 01/23/19		250,000	248,731,944
2.21%, 01/24/19		250,000	248,716,667
2.32%, 01/25/19		50,000	49,728,236
2.32%, 01/29/19		147,160	146,352,337
2.37%, 02/08/19		600,000	596,205,000
2.42%, 03/06/19		130,120	129,104,341
2.43%, 03/20/19		300,250	297,531,194
2.43%, 03/21/19		228,035	225,937,711
2.48%, 04/03/19		200,000	197,998,250
Federal Home Loan Bank Variable Rate Notes:
(LIBOR USD 1 Month - 0.10%), 2.16%, 11/02/18(b)		202,500	202,500,000
(LIBOR USD 3 Month - 0.17%), 2.17%, 11/09/18(b)		500,000	500,000,000
(LIBOR USD 1 Month - 0.08%), 2.20%, 11/13/18(b)		210,000	209,998,509
(LIBOR USD 1 Month - 0.13%), 2.15%, 11/15/18(b)		1,348,000	1,348,000,000
(LIBOR USD 1 Month - 0.13%), 2.16%, 11/20/18(b)		753,230	753,242,714
(LIBOR USD 1 Month - 0.12%), 2.16%, 12/19/18(b)		425,845	425,858,950
(LIBOR USD 1 Month - 0.07%), 2.21%, 12/19/18(b)		589,000	589,000,000

Security		Par (000)	Value
U.S. Government Sponsored Agency Obligations (continued)
Series 2, (LIBOR USD 1 Month - 0.14%), 2.14%, 12/21/18(b)	USD	225,000	$225,000,000
(LIBOR USD 1 Month - 0.10%), 2.18%, 12/21/18(b)		680,500	680,500,000
Series 1, (LIBOR USD 1 Month - 0.14%), 2.14%, 12/24/18(b)		150,000	150,000,000
(LIBOR USD 1 Month - 0.14%), 2.15%, 12/24/18(b)		220,000	220,000,000
(LIBOR USD 3 Month - 0.33%), 2.06%, 12/28/18(b)		464,265	464,265,000
(LIBOR USD 1 Month - 0.14%), 2.14%, 01/08/19(b)		674,035	674,035,000
(LIBOR USD 1 Month - 0.09%), 2.19%, 01/14/19(b)		175,000	175,000,045
(LIBOR USD 1 Month - 0.13%), 2.17%, 01/28/19(b)		423,275	423,275,000
Series 2, (LIBOR USD 1 Month - 0.13%), 2.13%, 02/01/19(b)		633,265	633,265,000
(LIBOR USD 1 Month - 0.07%), 2.22%, 02/11/19(b)		191,250	191,268,868
(LIBOR USD 1 Month - 0.11%), 2.17%, 02/22/19(b)		200,000	200,008,902
Series 3, (LIBOR USD 1 Month - 0.12%), 2.17%, 02/25/19(b)		581,270	581,270,000
(LIBOR USD 1 Month - 0.12%), 2.18%, 02/27/19(b)		500,000	500,000,000
(LIBOR USD 1 Month - 0.10%), 2.18%, 03/08/19(b)		594,000	594,000,000
(LIBOR USD 1 Month - 0.12%), 2.16%, 03/25/19(b)		1,105,055	1,105,055,000
Series 1, (LIBOR USD 1 Month - 0.09%), 2.19%, 04/05/19(b)		457,000	457,000,000
(LIBOR USD 3 Month - 0.32%), 2.09%, 04/09/19(b)		407,905	407,618,228
(LIBOR USD 1 Month - 0.11%), 2.17%, 05/10/19(b)		185,000	185,000,000
(LIBOR USD 1 Month - 0.11%), 2.17%, 05/15/19(b)		280,000	280,000,000
(LIBOR USD 1 Month - 0.12%), 2.16%, 06/04/19(b)		853,700	853,700,000
(LIBOR USD 3 Month - 0.16%), 2.17%, 06/12/19(b)		296,920	296,872,799
(LIBOR USD 3 Month - 0.16%), 2.18%, 06/20/19(b)		869,395	869,395,000
(LIBOR USD 3 Month - 0.16%), 2.22%, 06/27/19(b)		198,980	198,966,394
(LIBOR USD 1 Month - 0.05%), 2.25%, 06/28/19(b)		244,435	244,435,000
(LIBOR USD 1 Month - 0.08%), 2.20%, 07/05/19(b)		379,000	379,000,000
(LIBOR USD 1 Month - 0.08%), 2.21%, 07/11/19(b)		1,185,425	1,185,425,000
(LIBOR USD 1 Month - 0.11%), 2.17%, 08/13/19(b)		340,000	340,000,000
(LIBOR USD 1 Month - 0.08%), 2.22%, 08/27/19(b)		674,395	674,395,000
(LIBOR USD 1 Month - 0.06%), 2.23%, 09/11/19(b)		221,800	221,800,000
(LIBOR USD 1 Month - 0.06%), 2.23%, 09/27/19(b)		465,020	465,020,000
(LIBOR USD 3 Month - 0.16%), 2.35%, 10/29/19(b)		312,000	312,000,000
(LIBOR USD 3 Month - 0.14%), 2.20%, 12/19/19(b)		386,860	386,860,000
(LIBOR USD 1 Month - 0.06%), 2.22%, 02/20/20(b)		485,555	485,555,000
(LIBOR USD 1 Month - 0.06%), 2.23%, 02/24/20(b)		844,020	844,020,000
(LIBOR USD 1 Month - 0.04%), 2.25%, 04/17/20(b)		567,375	567,375,000
(LIBOR USD 3 Month - 0.14%), 2.31%, 04/20/20(b)		540,285	540,285,000
Federal National Mortgage Association Notes, 1.00%, 02/26/19		80,429	80,130,611
Federal National Mortgage Association Variable Rate Notes, (SOFRRATE + 0.04%), 2.22%, 04/30/19(b)		95,000	95,000,000

Total U.S. Government Sponsored Agency Obligations — 38.0% (Cost: $33,328,392,905)			33,328,392,905

U.S. Treasury Obligations — 12.8%
U.S. Treasury Bills(a):
1.86%, 11/08/18		223,400	223,312,688
2.00%, 11/15/18		59,190	59,143,330
2.09%, 11/23/18		798,920	797,922,933
2.12%, 11/29/18		750	748,810
2.11%, 12/06/18		690	688,611
2.20%, 12/27/18		253,010	252,189,404
2.22%, 01/03/19		275,000	273,953,281
2.23%, 01/10/19		593,470	590,953,134
2.25%, 01/17/19		662,250	659,100,301
2.27%, 01/24/19		954,900	949,983,645
2.31%, 01/31/19		146,915	146,112,844
2.31%, 02/07/19		643,670	639,852,734

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (continued) October 31, 2018	FedFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Treasury Obligations (continued)
2.33%, 02/21/19	USD	830,075	$824,432,335
2.33%, 02/28/19		437,975	434,777,442
2.41%, 04/04/19		300,000	296,984,167
2.44%, 04/11/19		82,500	81,621,879
2.48%, 05/02/19		178,620	176,425,653
2.52%, 06/20/19		135,205	133,231,289
2.61%, 09/12/19		319,175	312,304,758
U.S. Treasury Notes:
1.38%, 11/30/18		129,920	129,881,822
1.25% - 1.50%, 12/31/18		627,710	627,318,807
1.13% - 1.50%, 01/31/19		1,633,564	1,630,404,074
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.46%, 01/31/19(b)		200,000	200,003,123
1.38% - 1.50%, 02/28/19		430,000	428,908,054
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.36%, 07/31/20(b)		1,389,440	1,389,440,000

Total U.S. Treasury Obligations — 12.8% (Cost: $11,259,695,118)			11,259,695,118

Total Repurchase Agreements — 44.9% (Cost: $39,346,598,407)			39,346,598,407

Total Investments — 95.7% (Cost: $83,934,686,430)(c)			83,934,686,430
Other Assets Less Liabilities — 4.3%			3,758,574,469

Net Assets — 100.0%			$87,693,260,899

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.19%	10/31/18	11/01/18	$1,000	$1,000	$1,000,061	U.S. Treasury Obligations, 0.00% to 2.50%, due 11/01/18 to 02/15/43	$1,017,000	$1,020,031
	2.21	10/31/18	11/01/18	2,000	2,000	2,000,123	U.S. Government Sponsored Agency Obligations, 2.84% to 6.00%, due 09/01/24 to 09/01/48	2,000,844	2,060,001

Total Bank of Montreal					$3,000				$3,080,032

Bank of Nova Scotia (The)	2.19	10/31/18	11/01/18	44,335	44,335	44,337,697	U.S. Treasury Obligations, 1.50% to 2.13%, due 05/15/20 to 02/15/41	33,655,600	45,224,481
Barclays Bank plc	2.19	10/31/18	11/01/18	1,550,000	1,550,000	1,550,094,292	U.S. Treasury Obligations, 0.13% to 0.75%, due 04/15/19 to 02/15/45	1,533,743,900	1,581,000,014
	2.19	10/25/18	11/01/18	1,500,000	1,500,000	1,500,638,750	U.S. Government Sponsored Agency Obligations, 3.00% to 4.50%, due 03/01/30 to 07/01/48	1,845,977,795	1,545,000,000
	2.19	10/30/18	11/06/18	1,000,000	1,000,000	1,000,425,833	U.S. Government Sponsored Agency Obligations, 3.50% to 4.50%, due 06/01/48 to 10/01/48	1,030,282,229	1,030,000,001
	2.21	10/31/18	11/07/18	1,900,000	1,900,000	1,900,816,472	U.S. Government Sponsored Agency Obligations, 3.00% to 6.50%, due 03/01/19 to 09/01/48	3,601,970,494	1,957,000,000

Total Barclays Bank plc					$5,950,000				$6,113,000,015

12	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.15%		10/31/18	11/01/18	$150,000	$150,000	$150,008,958	U.S. Treasury Obligation, 0.00%, due 10/10/19	$156,848,000	$153,000,048
	2.17	(a)	09/18/18	11/14/18	1,000,000	1,000,000	1,003,435,833	U.S. Treasury Obligations, 0.00% to 8.13%, due 11/08/18 to 11/15/47	1,003,477,424	1,020,000,001
	2.18		10/25/18	11/01/18	269,250	269,250	269,364,132	U.S. Treasury Obligations, 0.00% to 8.13%, due 12/15/18 to 02/15/46	286,432,540	274,635,018
	2.18		10/26/18	11/02/18	600,000	600,000	600,254,333	U.S. Treasury Obligations, 0.00% to 8.13%, due 11/15/18 to 02/15/48	602,723,775	612,000,002
	2.19		10/31/18	11/01/18	115,000	115,000	115,006,996	U.S. Treasury Obligations, 0.00% to 3.75%, due 02/21/19 to 11/15/43	118,530,523	117,300,062
	2.20		10/31/18	11/07/18	250,000	250,000	250,106,944	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.00%, due 09/01/19 to 10/25/48	862,187,440	256,491,396
	2.21		10/31/18	11/01/18	500,000	500,000	500,030,694	U.S. Treasury Obligation, 2.38%, due 04/30/20	513,207,600	510,030,747
	2.21		10/31/18	11/01/18	500,000	500,000	500,030,694	U.S. Treasury Obligation, 1.50%, due 08/15/26	570,629,400	510,030,721
	2.26	(a)	10/31/18	11/08/18	600,000	600,000	600,301,333	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 11/15/18 to 08/25/54	11,062,565,904	624,634,528
	2.46	(a)	10/31/18	12/06/18	100,000	100,000	100,245,688	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.50%, due 04/15/19 to 11/15/48	1,287,185,508	104,003,005

Total BNP Paribas SA						$4,084,250				$4,182,125,528

Citibank NA	2.20		10/31/18	11/01/18	150,000	150,000	150,009,167	U.S. Treasury Obligations, 0.75% to 3.88%, due 10/15/20 to 02/15/45	126,824,100	153,000,047
Citigroup Global Markets, Inc.	2.20		10/31/18	11/01/18	137,410	137,410	137,418,397	U.S. Treasury Obligations, 0.13% to 3.00%, due 04/15/20 to 05/15/45	132,578,400	140,158,248
	2.20		10/31/18	11/01/18	137,000	137,000	137,008,372	U.S. Treasury Obligations, 0.75% to 2.75%, due 06/30/20 to 07/15/28	139,337,400	139,740,070
	2.20	(b)	10/31/18	11/01/18	425,000	425,000	425,025,972	U.S. Treasury Obligations, 0.63% to 2.50%, due 01/15/19 to 02/15/46	442,128,792	433,500,030
	2.20		10/31/18	11/07/18	16,000	16,000	16,006,844	U.S. Treasury Obligations, 0.00%, due 12/06/18 to 05/23/19	16,549,200	16,320,004
	2.27	(a)	10/31/18	11/01/18	500,000	500,000	500,031,528	U.S. Government Sponsored Agency Obligations, 0.00% to 57.46%, due 06/25/19 to 06/20/68	11,483,629,617	539,302,240

Total Citigroup Global Markets, Inc.						$1,215,410				$1,269,020,592

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (continued) October 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Credit Agricole Corporate & Investment Bank SA	1.99%		10/31/18	11/01/18	$410,000	$410,000	$410,022,664	U.S. Treasury Obligations, 0.38% to 3.38%, due 07/15/27 to 05/15/44	$427,173,900	$418,200,053
	2.19		10/25/18	11/01/18	50,000	50,000	50,021,292	U.S. Government Sponsored Agency Obligations, 3.50%, due 09/01/47 to 01/01/48	55,333,419	51,500,001
	2.19		10/31/18	11/01/18	1,265,000	1,265,000	1,265,076,954	U.S. Treasury Obligations, 1.13% to 2.75%, due 02/15/19 to 08/15/27	1,325,861,829	1,290,300,005

Total Credit Agricole Corporate & Investment Bank SA						$1,725,000				$1,760,000,059

Credit Suisse AG	2.19		10/31/18	11/01/18	500,000	500,000	500,030,417	U.S. Treasury Obligations, 0.00% to 8.88%, due 12/13/18 to 02/28/25	523,125,600	510,000,029
	2.38	(a)	10/31/18	12/06/18	1,100,000	1,100,000	1,102,614,566	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.50%, due 05/15/20 to 12/25/57	15,668,233,194	1,146,588,264

Total Credit Suisse AG						$1,600,000				$1,656,588,293

Deutsche Bank AG	2.20		10/31/18	11/01/18	250,000	250,000	250,015,278	U.S. Treasury Obligations, 1.38% to 2.75%, due 01/31/21 to 02/15/44	263,076,100	255,000,047
Goldman Sachs & Co. LLC	2.18		10/30/18	11/06/18	200,000	200,000	200,084,778	U.S. Government Sponsored Agency Obligations, 2.50% to 6.00%, due 04/20/22 to 05/15/53	257,702,121	204,252,947
	2.25		10/30/18	11/06/18	220,000	220,000	220,096,250	U.S. Government Sponsored Agency Obligations, 3.00% to 6.00%, due 07/15/21 to 10/20/48	317,453,151	224,400,000
	2.47	(a)	10/31/18	12/06/18	1,114,500	1,114,500	1,117,252,815	U.S. Government Sponsored Agency Obligations, 2.50% to 8.00%, due 02/15/24 to 10/20/48	2,043,908,913	1,140,630,465

Total Goldman Sachs & Co. LLC						$1,534,500				$1,569,283,412

HSBC Securities USA, Inc.	2.19	(c)	10/31/18	11/01/18	335,000	335,000	335,020,379	U.S. Treasury Obligations, 0.13% to 1.75%, due 03/31/21 to 01/31/23	317,043,100	341,700,078
	2.19		10/30/18	11/06/18	560,000	560,000	560,238,467	U.S. Treasury Obligations, 0.00% to 2.36%, due 10/31/19 to 02/15/48	1,006,720,964	571,200,002
	2.19		10/31/18	11/07/18	560,000	560,000	560,238,467	U.S. Treasury Obligations, 0.00% to 2.50%, due 05/31/20 to 08/15/44	701,242,354	571,200,018
	2.20		10/31/18	11/07/18	375,000	375,000	375,160,417	U.S. Government Sponsored Agency Obligation, 4.50%, due 06/20/48	373,949,114	382,500,001
	2.21		10/31/18	11/01/18	2,000	2,000	2,000,123	U.S. Government Sponsored Agency Obligation, 2.80%, due 09/18/20	2,035,000	2,040,081
	2.21	(c)	10/31/18	11/01/18	786,000	786,000	786,048,252	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 5.00%, due 04/24/26 to 10/20/48	1,239,745,100	803,374,713

Total HSBC Securities USA, Inc.						$2,618,000				$2,672,014,893

14	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
JP Morgan Securities LLC	2.19%		10/31/18	11/01/18	$42,500	$42,500	$42,502,585	U.S. Treasury Obligations, 0.00% to 1.63%, due 02/15/21 to 08/31/22	$45,418,500	$43,350,003
	2.21		10/31/18	11/01/18	2,190,000	2,190,000	2,190,134,442	U.S. Government Sponsored Agency Obligations, 0.00% to 6.50%, due 01/17/20 to 01/20/65	4,019,336,502	2,237,543,585
	2.28	(c)	10/31/18	11/01/18	350,000	350,000	350,022,167	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 02/25/22 to 08/15/56	4,176,045,310	367,239,537
	2.31	(a)	10/31/18	11/08/18	1,000,000	1,000,000	1,000,512,640	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 26.55%, due 06/30/19 to 05/16/60	12,327,820,806	1,040,661,756
	2.31	(a)	10/31/18	11/08/18	885,000	885,000	885,453,686	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.50%, due 08/15/21 to 10/16/59	12,655,583,354	926,481,747
	2.48	(a)	10/31/18	12/06/18	334,500	334,500	335,328,516	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 08/31/19 to 04/16/60	5,161,066,282	348,594,625

Total JP Morgan Securities LLC						$4,802,000				$4,963,871,253

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.20		10/31/18	11/01/18	3,000	3,000	3,000,183	U.S. Treasury Obligation, 0.00%, due 02/15/40	6,286,078	3,060,000
	2.20		10/31/18	11/01/18	90,000	90,000	90,005,500	U.S. Treasury Obligations, 0.00% to 2.13%, due 11/15/18 to 08/15/34	138,192,594	91,800,054
	2.20		10/31/18	11/01/18	150,000	150,000	150,009,167	U.S. Treasury Obligations, 0.00%, due 11/15/24 to 02/15/47	351,135,303	153,000,001
	2.22		10/31/18	11/01/18	15,000	15,000	15,000,925	U.S. Government Sponsored Agency Obligation, 3.50%, due 10/20/48	15,487,027	15,300,001
	2.29		10/30/18	11/06/18	249,000	249,000	249,110,874	U.S. Government Sponsored Agency Obligations, 2.28% to 4.50%, due 12/01/26 to 02/01/57	534,305,968	256,470,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$507,000				$519,630,057

Mizuho Securities USA LLC	2.21		10/31/18	11/01/18	257,184	257,184	257,199,612	U.S. Treasury Obligation, 2.63%, due 08/15/20	262,000,000	262,343,288
	2.21		10/31/18	11/01/18	150,016	150,016	150,025,141	U.S. Treasury Obligation, 2.00%, due 08/15/25	163,000,000	153,025,459
	2.21		10/31/18	11/01/18	99,755	99,755	99,761,026	U.S. Treasury Obligation, 3.63%, due 02/15/20	100,000,000	101,756,124
	2.21		10/31/18	11/01/18	8,000	8,000	8,000,491	U.S. Treasury Obligation, 2.63%, due 07/15/21	8,153,300	8,160,057
	2.22		10/31/18	11/07/18	750,000	750,000	750,323,750	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.13% to 8.75%, due 11/15/18 to 09/20/48	744,074,385	765,145,135
	2.43	(a)	10/31/18	12/06/18	750,000	750,000	751,824,001	U.S. Government Sponsored Agency Obligations, 0.06% to 6.98%, due 09/15/25 to 03/16/59	16,075,165,761	788,191,915

Total Mizuho Securities USA LLC						$2,014,955				$2,078,621,978

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (continued) October 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
MUFG Securities Americas, Inc.	2.19%		10/31/18	11/01/18	$75,000	$75,000	$75,004,562	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 3.59%, due 11/30/18 to 11/15/43	$84,038,843	$76,721,844
	2.20		10/31/18	11/01/18	1,194,000	1,194,000	1,194,072,967	U.S. Government Sponsored Agency Obligations, 1.42% to 6.50%, due 03/15/25 to 03/20/68	3,076,562,910	1,228,440,292

Total MUFG Securities Americas, Inc.						$1,269,000				$1,305,162,136

National Australia Bank Ltd.	2.20		10/31/18	11/01/18	254,575	254,575	254,590,557	U.S. Treasury Obligation, 0.13%, due 04/15/21	250,000,000	259,683,057
	2.20		10/31/18	11/01/18	253,413	253,413	253,427,986	U.S. Treasury Obligation, 2.25%, due 11/15/27	275,000,000	258,496,236

Total National Australia Bank Ltd.						$507,988				$518,179,293

Natixis SA	2.21		10/31/18	11/01/18	50,000	50,000	50,003,069	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 03/27/19 to 08/01/48	102,619,638	51,414,371
	2.21	(c)	10/31/18	11/01/18	650,000	650,000	650,039,903	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 6.00%, due 11/23/18 to 08/20/48	1,395,555,436	666,989,360
	2.30	(a)	10/31/18	11/08/18	1,000,000	1,000,000	1,000,511,555	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 25.67%, due 01/31/19 to 02/20/68	14,786,576,834	1,046,040,098

Total Natixis SA						$1,700,000				$1,764,443,829

Nomura Securities International, Inc.	2.19		10/31/18	11/01/18	500,000	500,000	500,030,417	U.S. Treasury Obligations, 0.00% to 4.38%, due 11/08/18 to 08/15/47	570,602,291	510,000,042
	2.21		10/31/18	11/01/18	900,000	900,000	900,055,250	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 7.50%, due 04/15/19 to 06/20/68	1,226,758,906	924,984,341

Total Nomura Securities International, Inc.						$1,400,000				$1,434,984,383

Prudential Insurance Co. of America	2.22		10/31/18	11/01/18	286,489	286,489	286,506,417	U.S. Treasury Obligation, 2.88%, due 08/15/45	317,000,000	292,237,777
	2.22		10/31/18	11/01/18	4,860	4,860	4,860,300	U.S. Treasury Obligation, 0.00%, due 02/15/25	6,000,000	4,957,500
	2.22		10/31/18	11/01/18	107,769	107,769	107,775,396	U.S. Treasury Obligation, 0.00%, due 05/15/39	215,000,000	109,929,696
	2.22		10/31/18	11/01/18	17,808	17,808	17,808,598	U.S. Treasury Obligation, 0.00%, due 08/15/37	34,000,000	18,164,578
	2.22		10/31/18	11/01/18	21,306	21,306	21,307,564	U.S. Treasury Obligation, 0.00%, due 05/15/33	35,000,000	21,733,864
	2.22		10/31/18	11/01/18	19,687	19,687	19,688,714	U.S. Treasury Obligation, 0.00%, due 11/15/30	35,000,000	20,082,464
	2.22		10/31/18	11/01/18	44,812	44,812	44,815,263	U.S. Treasury Obligation, 2.75%, due 11/15/42	50,000,000	45,711,763
	2.22		10/31/18	11/01/18	9,517	9,517	9,518,087	U.S. Treasury Obligation, 0.00%, due 05/15/37	18,000,000	9,708,347
	2.22		10/31/18	11/01/18	19,912	19,912	19,913,728	U.S. Treasury Obligation, 0.00%, due 11/15/30	30,000,000	20,312,128

Total Prudential Insurance Co. of America						$532,160				$542,838,117

16	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	FedFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
RBC Capital Markets LLC	2.20%		10/31/18	11/01/18	$275,000	$275,000	$275,016,806	U.S. Government Sponsored Agency Obligations, 0.00% to 7.00%, due 08/01/21 to 03/25/58	$741,699,599	$287,714,026
Societe Generale SA	2.21		10/31/18	11/01/18	300,000	300,000	300,018,417	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.75%, due 02/28/19 to 08/01/67	1,211,112,514	306,814,437
	2.21		10/31/18	11/07/18	500,000	500,000	500,214,861	U.S. Government Sponsored Agency Obligations and U.S. Treasury Obligations, 0.00% to 8.13%, due 02/21/19 to 07/20/63	658,858,797	510,187,195
	2.21	(a)	10/31/18	11/08/18	1,420,000	1,420,000	1,420,697,378	U.S. Treasury Obligations, 0.00% to 8.00%, due 03/31/19 to 11/15/46	1,661,062,925	1,448,400,000

Total Societe Generale SA						$2,220,000				$2,265,401,632

TD Securities USA LLC	2.19		10/31/18	11/01/18	42,000	42,000	42,002,555	U.S. Treasury Obligation, 2.25%, due 01/31/24	44,108,200	42,840,089
	2.21		10/31/18	11/01/18	234,000	234,000	234,014,365	U.S. Government Sponsored Agency Obligations, 3.50% to 4.00%, due 01/01/44 to 04/01/48	341,365,322	241,020,000

Total TD Securities USA LLC						$276,000				$283,860,089

Wells Fargo Securities LLC	2.19	(b)	10/31/18	11/01/18	375,000	375,000	375,022,812	U.S. Treasury Obligations, 0.00% to 8.88%, due 11/23/18 to 08/15/48	403,716,821	382,500,003
	2.20		10/25/18	11/01/18	645,000	645,000	645,275,917	U.S. Government Sponsored Agency Obligations, 1.78% to 5.50%, due 11/14/18 to 11/01/48	741,447,350	664,255,956
	2.21		10/31/18	11/01/18	2,450,000	2,450,000	2,450,150,403	U.S. Government Sponsored Agency Obligations, 2.00% to 7.50%, due 12/01/22 to 11/01/48	2,980,281,606	2,519,458,328
	2.21	(c)	10/31/18	11/01/18	450,000	450,000	450,027,625	U.S. Government Sponsored Agency Obligations, 0.00% to 9.50%, due 11/14/18 to 11/01/48	562,204,129	461,056,812
	2.22		10/31/18	11/07/18	748,000	748,000	748,322,887	U.S. Government Sponsored Agency Obligations, 2.00% to 5.00%, due 10/01/32 to 11/01/48	801,500,836	770,440,002

Total Wells Fargo Securities LLC						$4,668,000				$4,797,711,101

						$39,346,598				$40,440,755,293

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (continued) October 31, 2018	FedFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$83,934,686,430	$—	$83,934,686,430

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

18	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2018	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Certificates of Deposit — 27.2%

Domestic — 0.7%
Wells Fargo Bank NA(a):
(LIBOR USD 1 Month + 0.22%), 2.50%, 11/15/18	USD	10,000	$10,001,022
(LIBOR USD 1 Month + 0.25%), 2.54%, 11/19/18		5,000	5,000,711
(LIBOR USD 3 Month + 0.21%), 2.69%, 04/23/19		17,000	17,007,997

			32,009,730
Euro — 5.9%
Credit Industriel et Commercial:
2.56%, 01/25/19		25,000	25,007,561
2.52%, 03/01/19(b)		60,000	59,488,733
KBC Bank NV:
2.37%, 12/10/18		75,000	74,998,087
2.50%, 01/04/19		50,000	49,999,759
2.70%, 02/19/19		40,000	39,993,705
Sumitomo Mitsui Trust Bank Ltd., 2.49%, 01/11/19(b)		40,000	39,802,025

			289,289,870
Yankee — 20.6%(c)
Bank of Montreal, Chicago:
2.30%, 12/03/18		40,000	40,000,134
(LIBOR USD 1 Month + 0.15%), 2.43%, 03/12/19(a)		50,000	50,005,184
(LIBOR USD 1 Month + 0.18%), 2.46%, 05/09/19(a)		45,000	44,997,661
BNP Paribas SA, New York(a):
(LIBOR USD 1 Month + 0.25%), 2.54%, 12/11/18(a)		10,000	10,002,940
(LIBOR USD 3 Month + 0.25%), 2.64%, 12/28/18		10,000	10,004,692
(LIBOR USD 1 Month + 0.25%), 2.53%, 02/12/19		50,000	50,024,127
(LIBOR USD 3 Month + 0.08%), 2.49%, 04/04/19		20,000	19,996,525
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 1 Month + 0.16%), 2.44%, 04/10/19(a)		35,000	34,993,837
(LIBOR USD 1 Month + 0.30%), 2.59%, 07/25/19(a)		35,000	34,999,981
3.08%, 10/28/19		25,000	24,998,215
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.18%), 2.46%, 11/13/18(a)		10,000	10,000,776
Credit Industriel et Commercial, New York, (LIBOR USD 1 Month + 0.28%), 2.56%, 11/15/18(a)		20,000	20,002,539
(LIBOR USD 1 Month + 0.25%), 2.53%, 02/08/19(a)		25,000	25,012,120
Dexia Credit Local SA, New York(a):
(LIBOR USD 1 Month + 0.30%), 2.59%, 01/18/19		20,000	20,011,103
(LIBOR USD 1 Month + 0.18%), 2.46%, 04/08/19		40,000	39,999,760
Mizuho Bank Ltd, New York(a):
(LIBOR USD 1 Month + 0.17%), 2.44%, 12/03/18 - 01/07/19		70,000	70,013,387
(LIBOR USD 3 Month + 0.11%), 2.48%, 03/25/19		29,000	28,998,693
Natixis SA, New York, 2.48%, 12/20/18		35,000	35,008,784
Norinchukin Bank, New York, 2.30%, 12/11/18		50,000	49,998,173
Oversea-Chinese Banking Corp Ltd, New York, (LIBOR USD 1 Month + 0.14%), 2.43%, 01/18/19(a)		35,000	35,007,187
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.20%), 2.46%, 05/01/19(a)		35,000	35,002,509
(LIBOR USD 1 Month + 0.31%), 2.59%, 08/16/19(a)		30,000	30,021,247
Skandinaviska Enskilda Banken AB, New York(a):
(LIBOR USD 1 Month + 0.32%), 2.60%, 11/21/18		13,000	13,002,552
(LIBOR USD 1 Month + 0.27%), 2.56%, 12/17/18		25,000	25,008,655
Sumitomo Mitsui Banking Corp, New York, 2.75%, 03/04/19		40,000	40,000,000
Sumitomo Mitsui Trust Bank Limited, New York, (LIBOR USD 1 Month + 0.16%), 2.44%, 12/21/18(a)		40,000	40,006,274
Svenska Handelsbanken, New York, (LIBOR USD 1 Month + 0.26%), 2.55%, 12/17/18(a)		37,000	37,012,471

Security		Par (000)	Value
Yankee (continued)
Swedbank AB, New York, (LIBOR USD 1 Month + 0.19%), 2.49%, 12/31/18(a)	USD	48,000	$48,013,708
Toronto-Dominion Bank, New York:
2.55%, 02/19/19		12,000	12,001,115
(LIBOR USD 1 Month + 0.40%), 2.68%, 04/23/19(a)		24,000	24,025,499
2.73%, 05/10/19 - 06/14/19		40,250	40,213,589
2.75%, 05/14/19		11,000	10,992,851

			1,009,376,288

Total Certificates of Deposit — 27.2% (Cost: $1,330,555,193)			1,330,675,888

Commercial Paper — 39.8%
Antalis SA, 2.34%, 11/29/18(b)		45,000	44,916,335
Bank of Nova Scotia (The):
(LIBOR USD 1 Month + 0.19%), 2.47%, 03/19/19(a)		25,000	25,000,000
(LIBOR USD 1 Month + 0.20%), 2.46%, 05/01/19(a)		34,000	33,997,148
2.92%, 05/30/19(b)		15,000	14,750,756
Banque et Caisse d’Epargne de l’Etat, 2.45%, 01/02/19(b)		6,000	5,974,726
Barclays Bank plc, 2.17%, 11/01/18(b)		100,000	99,993,964
Barton Capital LLC, 2.36%, 11/14/18(b)		10,000	9,990,943
Bedford Row Funding Corp.(a):
(LIBOR USD 1 Month + 0.22%), 2.51%, 08/26/19		23,500	23,480,065
(LIBOR USD 1 Month + 0.22%), 2.50%, 09/05/19		40,000	39,992,995
Bennington Stark Capital Co. LLC(b)(d):
2.29%, 11/01/18		75,000	74,995,296
2.31%, 11/06/18		59,000	58,977,620
BNG Bank NV, 2.22%, 11/07/18(b)		40,000	39,982,733
CAFCO LLC, 2.72%, 02/25/19(b)		25,000	24,783,713
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.20%), 2.46%, 05/02/19(a)		25,000	25,001,428
Crown Point Capital Co. LLC(d):
2.41%, 12/10/18		63,500	63,504,517
2.55%, 02/01/19		35,000	34,999,890
DBS Bank Ltd.(b):
2.31%, 11/02/18		35,000	34,995,572
2.40%, 11/26/18		30,000	29,948,867
DNB Bank ASA, 2.21%, 11/07/18(b)		100,000	99,957,611
Federation des Caisses Desjardins du Quebec(a):
(LIBOR USD 3 Month + 0.13%), 2.44%, 05/21/19		22,000	21,998,710
(LIBOR USD 1 Month + 0.30%), 2.59%, 06/18/19		6,000	6,003,728
(LIBOR USD 1 Month + 0.22%), 2.50%, 08/13/19		30,000	30,000,113
(LIBOR USD 1 Month + 0.22%), 2.50%, 08/16/19		34,000	33,999,919
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.66%, 04/17/19(a)		14,000	14,005,061
ING US Funding LLC:
(LIBOR USD 3 Month + 0.16%), 2.57%, 01/07/19(a)		30,000	30,005,762
2.53%, 01/11/19(b)		11,000	10,945,308
(LIBOR USD 1 Month + 0.32%), 2.60%, 02/08/19(a)		15,000	15,009,909
(LIBOR USD 1 Month + 0.27%), 2.55%, 03/06/19(a)		35,000	35,019,184
Lexington Parker Capital Co. LLC(b):
2.29%, 11/06/18		115,000	114,956,817
2.57%, 01/17/19		40,000	39,781,947
Liberty Street Funding LLC, 2.47%, 01/08/19(b)		25,000	24,883,658
Lloyds Bank plc(a):
(LIBOR USD 1 Month + 0.25%), 2.53%, 12/07/18		15,000	15,004,080
(LIBOR USD 1 Month + 0.22%), 2.48%, 01/02/19		40,000	40,013,786
Matchpoint Finance plc, 2.72%, 02/19/19(b)		50,000	49,589,608
Mont Blanc Capital Corp., 2.51%, 01/14/19(b)		20,119	20,015,890
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.25%), 2.51%, 04/02/19(a)		30,000	30,014,218

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (continued) October 31, 2018	TempCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Paper (continued)
National Securities Clearing Corp.(b):
2.64%, 03/26/19	USD	14,000	$13,853,627
2.65%, 03/27/19		14,000	13,852,453
Nestle Capital Corp., 2.35%, 12/12/18(b)		25,000	24,932,683
NRW Bank, 2.47%, 02/20/19(b)		42,800	42,478,163
Old Line Funding LLC, (LIBOR USD 1 Month + 0.39%), 2.68%, 04/29/19(a)		15,000	15,015,255
Ontario Teachers’ Finance Trust, 2.49%, 01/18/19(b)(d)		6,625	6,589,469
Oversea-Chinese Banking Corp. Ltd.:
2.61%, 02/26/19(b)		10,000	9,916,220
(LIBOR USD 1 Month + 0.16%), 2.45%, 04/11/19(a)		48,000	47,998,133
(LIBOR USD 3 Month + 0.17%), 2.65%, 04/23/19(a)		12,000	12,001,670
2.91%, 10/18/19(b)		45,000	43,762,720
Sumitomo Mitsui Banking Corp., 2.72%, 02/11/19(b)		50,000	49,619,186
Thunder Bay Funding LLC, (LIBOR USD 1 Month + 0.39%), 2.68%, 04/26/19(a)(d)		25,000	25,025,489
Toronto-Dominion Bank, 2.43%, 01/07/19(b)		40,000	39,819,951
Toyota Motor Finance Netherlands BV, (LIBOR USD 3 Month + 0.10%), 2.45%, 04/30/19(a)		25,000	25,002,449
UBS AG(a):
(LIBOR USD 1 Month + 0.42%), 2.70%, 06/19/19		30,000	30,041,517
(LIBOR USD 1 Month + 0.40%), 2.66%, 07/02/19		50,000	50,065,608
(LIBOR USD 3 Month + 0.20%), 2.68%, 07/23/19		30,000	30,012,845
(LIBOR USD 3 Month + 0.18%), 2.52%, 08/01/19		35,000	35,010,335
United Overseas Bank Ltd.(b):
2.33%, 11/26/18		15,000	14,975,159
2.72%, 03/18/19		21,000	20,786,192
Versailles Commercial Paper LLC, 2.30%, 11/02/18(b)		20,000	19,997,484
Victory Receivables Corp., 2.55%, 01/17/19(b)		23,500	23,372,708
Westpac Banking Corp.(a):
(LIBOR USD 3 Month + 0.22%), 2.62%, 04/03/19		10,000	10,004,966
(LIBOR USD 1 Month + 0.02%), 2.46%, 08/19/19		20,000	19,993,280

Total Commercial Paper — 39.8% (Cost: $1,940,429,806)			1,940,619,439

Security		Par (000)	Value
Time Deposits — 10.1%
ABN AMRO Bank NV, 2.23%, 11/06/18	USD	100,000	$100,000,000
Cooperatieve Rabobank U.A., 2.17%, 11/01/18		100,000	100,000,000
Credit Agricole Corporate and Investment Bank SA, 2.17%, 11/01/18		45,996	45,996,000
Landesbank Hessen-Thuringen Girozentrale:
2.20%, 11/01/18		50,000	50,000,000
2.30%, 11/01/18		72,000	72,000,000
2.30%, 11/02/18		22,000	22,000,000
Skandinaviska Enskilda Banken AB:
2.18%, 11/01/18		100,000	100,000,000

Total Time Deposits — 10.1% (Cost: $489,996,000)			489,996,000

Total Repurchase Agreements — 21.9% (Cost: $1,066,500,000)			1,066,500,000

Total Investments — 99.0% (Cost: $4,827,480,999)(e)			4,827,791,327
Other Assets Less Liabilities — 1.0%			47,537,205

Net Assets — 100.0%			$4,875,328,532

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Rates are discount rates or a range of discount rates as of period end.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.31	%(a)	10/31/18	11/01/18	$38,000	$38,000	$38,002,438	Corporate/Debt Obligations, 1.38% to 4.50%, due 09/12/19 to 03/15/48	$39,732,448	$39,900,000
	2.34	(a)	10/31/18	11/01/18	22,000	22,000	22,001,430	U.S. Treasury Obligation, 3.00%, due 02/15/47	23,927,400	22,440,053
	2.34		10/26/18	11/02/18	7,000	7,000	7,003,185	Corporate/Debt Obligations, 3.64% to 5.19%, due 12/20/24 to 10/20/28	7,487,944	7,490,000
	2.74	(b)	10/31/18	02/04/19	13,000	13,000	13,094,987	U.S. Treasury Obligation, 3.00%, due 02/15/47	14,138,900	13,260,014

Total Barclays Bank plc						$80,000				$83,090,067

Barclays Capital, Inc.	2.34		10/31/18	11/07/18	7,000	7,000	7,003,185	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 4.98%, due 03/25/28 to 01/10/31	8,722,565	8,750,000

20	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.29	%(a)	10/31/18	11/01/18	$11,000	$11,000	$11,000,700	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.42% to 8.22%, due 03/18/19 to 10/30/48	$11,994,620	$12,003,824
Citigroup Global Markets, Inc.	2.24	(a)	10/31/18	11/01/18	12,000	12,000	12,000,747	U.S. Treasury Obligation, 2.25%, due 11/15/27	12,971,500	12,240,087
	2.84	(b)	10/31/18	01/03/19	38,000	38,000	38,191,929	U.S. Government Sponsored Agency Obligations, 2.75% to 6.06%, due 08/25/33 to 09/25/64	152,546,066	40,660,001
	2.85	(b)	10/31/18	01/05/19	20,500	20,500	20,606,976	U.S. Government Sponsored Agency Obligations, 3.11% to 5.03%, due 05/15/35 to 10/15/57	25,788,117	21,935,000

Total Citigroup Global Markets, Inc.						$70,500				$74,835,088

Credit Suisse Securities USA LLC	2.76	(b)	10/31/18	12/06/18	5,000	5,000	5,013,784	Corporate/Debt Obligation, 2.60%, due 11/25/36	104,624,535	5,750,000
HSBC Securities USA, Inc.	2.31	(a)	10/31/18	11/01/18	28,000	28,000	28,001,797	Corporate/Debt Obligations, 2.10% to 5.30%, due 01/15/19 to 09/28/48	30,097,429	29,400,000
	2.39	(a)	10/31/18	11/01/18	30,000	30,000	30,001,992	Corporate/Debt Obligations, 1.75% to 7.88%, due 06/15/21 to 12/31/49	36,366,909	32,999,975

Total HSBC Securities USA, Inc.						$58,000				$62,399,975

JP Morgan Securities LLC	2.21		10/31/18	11/01/18	600,000	600,000	600,036,833	U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 03/27/19 to 10/20/48	929,094,584	614,278,705
	2.31	(a)	10/31/18	11/01/18	8,000	8,000	8,000,513	Corporate/Debt Obligations, 0.00%, due 11/06/18 to 12/07/18	8,414,928	8,400,001
	2.37	(a)	10/31/18	11/01/18	1,000	1,000	1,000,066	U.S. Government Sponsored Agency Obligations, 1.25% to 1.91%, due 11/17/50 to 11/18/59	9,527,690	1,070,001
	3.06	(b)	10/31/18	01/31/19	1,000	1,000	1,007,816	Corporate/Debt Obligation, 6.33%, due 05/25/36	2,192,752	1,150,003

Total JP Morgan Securities LLC						$610,000				$624,898,710

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59	(b)	10/31/18	12/06/18	15,000	15,000	15,038,850	Corporate/Debt Obligations, 3.25% to 6.50%, due 09/14/21 to 10/12/10	16,467,016	15,750,001
	2.89	(b)	10/31/18	01/05/19	38,000	38,000	38,201,337	U.S. Government Sponsored Agency Obligations, 3.75% to 7.03%, due 12/25/29 to 05/25/57	46,183,305	45,600,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$53,000				$61,350,001

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (continued) October 31, 2018	TempCash

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	2.85	%(b)	10/31/18	12/06/18	$40,000	$40,000	$40,114,080	Corporate/Debt Obligations, 2.96% to 4.85%, due 03/15/21 to 11/01/28	$42,047,984	$42,000,000
RBC Capital Markets LLC	2.27	(a)	10/31/18	11/01/18	2,000	2,000	2,000,126	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 5.00%, due 05/03/19 to 12/01/45	14,545,090	2,099,724
Scotia Capital USA, Inc.	2.39	(a)	10/31/18	11/01/18	5,000	5,000	5,000,332	Corporate/Debt Obligations, 1.75% to 4.40%, due 12/01/18 to 09/22/21	5,278,000	5,250,006
TD Securities USA LLC	2.31	(a)	10/31/18	11/01/18	3,000	3,000	3,000,193	Corporate/Debt Obligation, 3.30%, due 05/17/21	3,120,000	3,150,181
Wells Fargo Securities LLC	2.29		10/31/18	11/01/18	15,000	15,000	15,000,954	Corporate/Debt Obligations, 2.50% to 3.50%, due 03/15/23 to 05/08/27	16,445,191	15,750,000
	2.34	(a)	10/31/18	11/01/18	84,000	84,000	84,005,460	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.25% to 7.05%, due 02/15/19 to 11/25/60	98,191,663	89,880,000
	2.64		10/11/18	01/09/19	12,000	12,000	12,079,200	U.S. Government Sponsored Agency Obligations, 3.25% to 3.50%, due 11/25/46 to 08/10/49	16,185,626	12,840,000
	2.72		09/04/18	12/04/18	11,000	11,000	11,075,631	Corporate/Debt Obligation, 6.00%, due 04/15/23	13,279,000	12,650,461

Total Wells Fargo Securities LLC						$122,000				$131,120,461

Total						$1,066,500				$1,116,698,037

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$4,827,791,327	$—	$4,827,791,327

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

22	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2018	TempFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Certificates of Deposit — 27.4%

Domestic — 0.6%
Wells Fargo Bank NA, (LIBOR USD 1 Month + 0.25%), 2.54%, 11/19/18	USD	75,000	$75,010,670

Euro — 7.3%
Credit Industriel et Commercial, 2.52%, 03/01/19(a)		150,000	148,721,831
KBC Bank NV:
2.37%, 12/10/18		250,000	249,993,625
2.50%, 01/04/19		200,000	199,999,036
2.70%, 02/19/19		100,000	99,984,262
Mizuho Bank Ltd., 2.40%, 12/17/18		100,000	100,004,044
Sumitomo Mitsui Trust Bank Ltd., 2.49%, 01/11/19(a)		150,000	149,257,593

			947,960,391
Yankee — 19.5%(b)
Bank of Montreal, Chicago(c):
(LIBOR USD 1 Month + 0.20%), 2.48%, 05/07/19		23,000	23,001,519
(LIBOR USD 1 Month + 0.18%), 2.46%, 05/09/19		110,000	109,994,283
BNP Paribas SA, New York:
(LIBOR USD 3 Month + 0.25%), 2.64%, 12/28/18		100,000	100,046,921
(LIBOR USD 1 Month + 0.25%), 2.53%, 02/12/19		100,000	100,048,254
(LIBOR USD 3 Month + 0.08%), 2.49%, 04/04/19(c)		80,000	79,986,097
Canadian Imperial Bank of Commerce, New York:
(LIBOR USD 1 Month + 0.16%), 2.44%, 04/10/19(c)		120,000	119,978,869
(LIBOR USD 1 Month + 0.30%), 2.58%, 06/10/19(c)		100,000	100,062,153
(LIBOR USD 1 Month + 0.30%), 2.59%, 07/25/19(c)		100,000	99,999,945
3.08%, 10/28/19		122,500	122,491,255
Dexia Credit Local SA, New York, (LIBOR USD 1 Month + 0.30%), 2.59%, 01/18/19		80,000	80,044,414
Mizuho Bank Ltd, New York(c):
(LIBOR USD 1 Month + 0.16%), 2.44%, 01/07/19		175,000	175,042,436
(LIBOR USD 3 Month + 0.11%), 2.48%, 03/25/19		96,000	95,995,673
Norinchukin Bank, New York, 2.30%, 12/11/18		100,000	99,996,347
Royal Bank of Canada, New York, (LIBOR USD 1 Month + 0.31%), 2.59%, 08/16/19		100,000	100,070,822
Skandinaviska Enskilda Banken AB, New York:
(LIBOR USD 1 Month + 0.32%), 2.60%, 11/21/18		68,000	68,013,350
(LIBOR USD 1 Month + 0.27%), 2.56%, 12/17/18		200,000	200,069,242
Sumitomo Mitsui Banking Corp, New York, 2.75%, 03/04/19		120,000	120,000,000
Sumitomo Mitsui Trust Bank Limited, New York, (LIBOR USD 1 Month + 0.16%), 2.44%, 12/21/18(c)		155,000	155,024,310
Svenska Handelsbanken, New York, (LIBOR USD 1 Month + 0.26%), 2.55%, 12/17/18		143,000	143,048,198
Swedbank AB, New York, (LIBOR USD 1 Month + 0.19%), 2.49%, 12/31/18(c)		130,000	130,037,127
Toronto-Dominion Bank, New York:
(LIBOR USD 1 Month + 0.40%), 2.68%, 04/23/19		120,000	120,127,494
2.73%, 05/10/19 - 06/14/19		158,500	158,355,694
2.75%, 05/14/19		51,000	50,966,857

			2,552,401,260

Total Certificates of Deposit — 27.4% (Cost: $3,575,006,381)			3,575,372,321

Security		Par (000)	Value
Commercial Paper — 39.5%
Antalis SA(a):
2.47%, 01/07/19	USD	100,000	$99,542,322
2.51%, 01/15/19		70,000	69,635,728
Bank of Nova Scotia (The), 2.92%, 05/30/19(a)		60,000	59,003,025
Banque et Caisse d’Epargne de l’Etat, 2.45%, 01/02/19(a)		32,000	31,865,208
Barclays Bank plc, 2.17%, 11/01/18(a)		388,000	387,976,580
Bedford Row Funding Corp.(c):
(LIBOR USD 1 Month + 0.22%), 2.51%, 08/26/19		75,000	74,936,378
(LIBOR USD 1 Month + 0.22%), 2.51%, 08/29/19		150,000	149,990,905
Bennington Stark Capital Co. LLC(a)(d):
2.29%, 11/01/18		175,000	174,989,024
2.31%, 11/06/18		166,000	165,937,031
BNG Bank NV, 2.22%, 11/07/18(a)		110,000	109,952,516
CAFCO LLC, 2.72%, 02/25/19(a)		25,000	24,783,713
Canadian Imperial Bank of Commerce, (LIBOR USD 1 Month + 0.20%), 2.46%, 05/02/19(c)		119,000	119,006,795
Charta LLC, 2.74%, 02/26/19(a)		50,000	49,561,270
Crown Point Capital Co. LLC(d):
2.41%, 12/10/18		210,000	210,014,939
2.55%, 02/01/19		115,000	114,999,637
Federation des Caisses Desjardins du Quebec:
(LIBOR USD 3 Month + 0.13%), 2.44%, 05/21/19(c)		100,000	99,994,134
(LIBOR USD 1 Month + 0.30%), 2.59%, 06/18/19		22,000	22,013,670
(LIBOR USD 1 Month + 0.22%), 2.50%, 08/13/19(c)		105,000	105,000,394
(LIBOR USD 1 Month + 0.22%), 2.50%, 08/16/19(c)		112,000	111,999,734
HSBC Bank plc, (LIBOR USD 3 Month + 0.21%), 2.66%, 04/17/19		72,000	72,026,027
ING US Funding LLC:
(LIBOR USD 3 Month + 0.16%), 2.57%, 01/07/19		52,000	52,009,988
2.53%, 01/11/19(a)		56,230	55,950,425
(LIBOR USD 1 Month + 0.32%), 2.60%, 02/08/19		71,000	71,046,903
2.78%, 04/15/19(a)		60,000	59,251,894
Kells Funding LLC, 2.55%, 01/25/19(a)(d)		60,000	59,641,667
Lexington Parker Capital Co. LLC, 2.29%, 11/06/18(a)		435,000	434,836,657
Liberty Street Funding LLC, 2.47%, 01/08/19(a)		75,000	74,650,975
Lloyds Bank plc, (LIBOR USD 1 Month + 0.25%), 2.53%, 12/07/18		25,000	25,006,800
LMA-Americas LLC, 2.38%, 12/06/18(a)		35,000	34,917,960
Matchpoint Finance plc, 2.71%, 02/15/19(a)		100,000	99,211,172
Mitsubishi UFJ Trust & Banking Corp., 2.30%, 12/06/18(a)		44,500	44,399,252
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.25%), 2.51%, 04/02/19		25,000	25,011,848
National Securities Clearing Corp.(a):
2.64%, 03/26/19		46,000	45,519,060
2.65%, 03/27/19		37,000	36,610,054
Nationwide Building Society, 2.41%, 12/17/18(a)(d)		26,000	25,919,688
Nestle Capital Corp., 2.35%, 12/12/18(a)		40,000	39,892,293
NRW Bank, 2.47%, 02/20/19(a)		100,000	99,248,044
Old Line Funding LLC, 2.66%, 02/25/19(a)		27,600	27,366,421
OMERS Finance Trust, 2.27%, 11/05/18(a)(d)		30,000	29,990,687
Oversea-Chinese Banking Corp. Ltd.:
2.61%, 02/26/19(a)		100,000	99,162,200
(LIBOR USD 1 Month + 0.16%), 2.45%, 04/11/19(c)		152,000	151,994,089
(LIBOR USD 3 Month + 0.17%), 2.65%, 04/23/19		62,000	62,008,628
2.91%, 10/18/19(a)		155,000	150,738,258

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (continued) October 31, 2018	TempFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Commercial Paper (continued)
Ridgefield Funding Co. LLC(a)(d):
2.28%, 11/01/18	USD	80,222	$80,216,997
2.31%, 11/13/18		25,000	24,979,462
2.51%, 01/10/19		56,416	56,141,399
Sumitomo Mitsui Banking Corp., 2.72%, 02/11/19(a)		150,000	148,857,558
Sumitomo Mitsui Trust Bank Ltd., 2.79%, 02/28/19(a)		90,000	89,181,000
Toronto-Dominion Bank, 2.43%, 01/07/19(a)		50,000	49,774,939
UBS AG:
(LIBOR USD 1 Month + 0.42%), 2.70%, 06/19/19		120,000	120,166,067
(LIBOR USD 1 Month + 0.40%), 2.66%, 07/02/19(c)		100,000	100,131,216
(LIBOR USD 3 Month + 0.20%), 2.68%, 07/23/19		128,000	128,054,804
(LIBOR USD 3 Month + 0.18%), 2.52%, 08/01/19(c)		75,000	75,022,147
United Overseas Bank Ltd., 2.72%, 03/18/19(a)		50,000	49,490,933
Victory Receivables Corp., 2.48%, 01/07/19(a)		100,000	99,540,433
Westpac Banking Corp., (LIBOR USD 3 Month + 0.22%), 2.62%, 04/03/19		80,000	80,039,723

Total Commercial Paper — 39.5% (Cost: $5,158,866,059)			5,159,210,671

Time Deposits — 9.3%
ABN AMRO Bank NV, 2.23%, 11/06/18		300,000	300,000,000
ANZ Bank New Zealand Ltd., 2.19%, 11/01/18		50,000	50,000,000
Credit Agricole Corporate and Investment Bank SA, 2.17%, 11/01/18		61,525	61,525,000

Security		Par (000)	Value
Time Deposits (continued)
Landesbank Hessen-Thuringen Girozentrale:
2.20%, 11/01/18	USD	138,000	$138,000,000
2.30%, 11/01/18		200,000	200,000,000
2.30%, 11/02/18		67,000	67,000,000
Mizuho Bank Ltd., 2.18%, 11/01/18		100,000	100,000,000
Skandinaviska Enskilda Banken AB, 2.18%, 11/01/18		300,000	300,000,000

Total Time Deposits — 9.3% (Cost: $1,216,525,000)			1,216,525,000

Total Repurchase Agreements — 21.9% (Cost: $2,866,500,000)			2,866,500,000

Total Investments — 98.1% (Cost: $12,816,897,440)(e)			12,817,607,992
Other Assets Less Liabilities — 1.9%			251,364,158

Net Assets — 100.0%			$13,068,972,150

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Issuer is a U.S. branch of a foreign domiciled bank.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Barclays Bank plc	2.31	%(a)	10/31/18	11/01/18	$43,000	$43,000	$43,002,759	Corporate/Debt Obligations and U.S. Treasury Obligations, 1.38% to 3.00%, due 09/12/19 to 02/15/47	$46,114,200	$44,619,504
	2.34	(a)	10/31/18	11/01/18	89,000	89,000	89,005,785	Corporate/Debt Obligations, 1.25% to 6.95%, due 10/01/19 to 12/31/49	97,151,524	93,450,235
	2.34		10/26/18	11/02/18	22,000	22,000	22,010,010	Corporate/Debt Obligations, 4.25% to 4.61%, due 12/15/21 to 10/17/22	23,546,215	23,540,842
	2.74	(b)	10/31/18	02/04/19	42,000	42,000	42,306,880	Corporate/Debt Obligations, 1.88% to 5.75%, due 10/21/19 to 11/15/38	44,294,598	44,100,377

Total Barclays Bank plc						$196,000				$205,710,958

Barclays Capital, Inc.	2.34		10/31/18	11/07/18	20,000	20,000	20,009,100	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 6.00%, due 04/10/19 to 01/26/37	59,305,862	25,000,000
BNP Paribas SA	2.29	(a)	10/31/18	11/01/18	30,000	30,000	30,001,908	Corporate/Debt Obligations, 1.95% to 7.88%, due 03/04/19 to 12/15/67	31,748,121	31,500,001
Citigroup Global Markets, Inc.	2.24	(a)	10/31/18	11/01/18	86,000	86,000	86,005,351	Corporate/Debt Obligations and U.S. Treasury Obligations, 0.00% to 0.75%, due 11/01/18 to 02/15/42	89,566,800	89,336,443

24	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.84	%(b)	10/31/18	01/03/19	$57,000	$57,000	$57,287,894	U.S. Government Sponsored Agency Obligations, 2.80% to 4.88%, due 11/10/47 to 01/15/59	$74,818,916	$60,990,001
	2.85	(b)	10/31/18	01/05/19	174,500	174,500	175,410,604	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 7.26%, due 03/15/20 to 10/28/64	625,329,767	186,820,903

Total Citigroup Global Markets, Inc.						$317,500				$337,147,347

Credit Suisse Securities USA LLC	2.76	(b)	10/31/18	12/06/18	50,000	50,000	50,137,844	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 1.09% to 6.59%, due 04/24/22 to 11/06/46	426,182,676	57,500,000
HSBC Securities USA, Inc.	2.31	(a)	10/31/18	11/01/18	69,000	69,000	69,004,428	Corporate/Debt Obligations, 1.75% to 8.63%, due 09/11/19 to 04/01/48	76,545,450	72,450,000
	2.39	(a)	10/31/18	11/01/18	65,000	65,000	65,004,315	Corporate/Debt Obligations, 1.75% to 7.13%, due 04/15/20 to 02/28/57	74,773,837	71,490,026

Total HSBC Securities USA, Inc.						$134,000				$143,940,026

JP Morgan Securities LLC	2.21		10/31/18	11/01/18	1,075,000	1,075,000	1,075,065,993	U.S. Government Sponsored Agency Obligations, 1.50% to 7.00%, due 04/17/20 to 03/15/58	2,269,560,338	1,097,781,779
	2.31	(b)	10/31/18	11/08/18	117,000	117,000	117,059,979	U.S. Government Sponsored Agency Obligations, 0.00% to 9.84%, due 08/25/23 to 12/16/57	984,455,416	122,850,000
	2.94	(b)	10/31/18	01/31/19	50,000	50,000	50,375,475	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 2.46% to 6.00%, due 12/26/33 to 12/15/43	405,143,104	57,500,000
	3.06	(b)	10/31/18	01/31/19	100,000	100,000	100,781,616	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.21% to 10.30%, due 07/25/22 to 09/25/48	1,184,049,686	118,999,885

Total JP Morgan Securities LLC						$1,342,000				$1,397,131,664

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (continued) October 31, 2018	TempFund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.59	%(b)	10/31/18	12/06/18	$48,000	$48,000	$48,124,320	U.S. Government Sponsored Agency Obligations, 8.22% to 9.17%, due 08/25/28 to 09/25/28	$49,114,854	$57,600,001
	2.89	(b)	10/31/18	01/05/19	60,000	60,000	60,317,900	U.S. Government Sponsored Agency Obligations, 2.15% to 10.03%, due 11/25/23 to 08/25/57	81,582,479	72,000,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$108,000				$129,600,001

Mizuho Securities USA LLC	2.34	(a)	10/31/18	11/01/18	55,000	55,000	55,003,575	Corporate/Debt Obligations, 2.75% to 5.50%, due 11/15/22 to 09/01/44	61,274,000	57,750,284
	2.59	(a)	10/31/18	11/01/18	45,000	45,000	45,003,238	Corporate/Debt Obligations, 1.63% to 4.50%, due 07/23/19 to 03/01/28	47,881,000	47,250,907

Total Mizuho Securities USA LLC						$100,000				$105,001,191

RBC Capital Markets LLC	2.27	(a)	10/31/18	11/01/18	253,000	253,000	253,015,953	Corporate/Debt Obligations and U.S. Government Sponsored Agency Obligations, 0.00% to 8.05%, due 01/01/19 to 11/01/48	650,989,850	264,278,352
Scotia Capital USA, Inc.	2.39	(a)	10/31/18	11/01/18	40,000	40,000	40,002,656	Corporate/Debt Obligations, 1.63% to 4.40%, due 11/13/18 to 09/22/21	42,470,000	42,000,003
TD Securities USA LLC	2.31	(a)	10/31/18	11/01/18	20,000	20,000	20,001,283	Corporate/Debt Obligations, 2.13% to 3.30%, due 09/09/19 to 05/17/21	20,961,000	21,000,204
Wells Fargo Securities LLC	2.29		10/31/18	11/01/18	42,000	42,000	42,002,672	Corporate/Debt Obligations, 1.63% to 2.88%, due 12/15/20 to 07/19/23	44,946,258	44,100,822
	2.34	(a)	10/31/18	11/01/18	176,000	176,000	176,011,440	U.S. Government Sponsored Agency Obligations, 2.68% to 5.49%, due 09/15/26 to 02/17/61	206,915,967	188,320,001
	2.64		10/11/18	01/09/19	38,000	38,000	38,250,800	U.S. Government Sponsored Agency Obligations, 2.11% to 3.73%, due 02/15/35 to 09/15/60	50,146,538	40,660,001

Total Wells Fargo Securities LLC						$256,000				$273,080,824

						$2,866,500				$3,032,890,571

(a)	Variable rate security. Rate shown is the rate in effect as of period end.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

26	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	TempFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$12,817,607,992	$—	$12,817,607,992

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments October 31, 2018	T-Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 36.5%
U.S. Treasury Bills(a):
1.86%, 11/08/18	USD	120,000	$119,953,100
2.00%, 11/15/18		40,810	40,777,822
2.09%, 11/23/18		646,205	645,397,102
2.12%, 11/29/18		7,100	7,088,044
2.11%, 12/06/18		875	873,239
2.20%, 12/27/18		967,640	964,481,626
2.22%, 01/03/19		200,000	199,238,750
2.23%, 01/10/19		605,430	602,872,386
2.25%, 01/17/19		736,745	733,253,693
2.27%, 01/24/19		640,150	636,866,931
2.31%, 01/31/19		115,935	115,301,995
2.31%, 02/07/19		373,595	371,379,795
2.33%, 02/21/19		610,955	606,801,864
2.33%, 02/28/19		339,710	337,229,838
2.36%, 03/21/19		200,000	198,218,889
2.44%, 04/11/19		68,280	67,553,235
2.48%, 05/02/19		1,943,370	1,919,495,700
2.52%, 06/20/19		96,290	94,884,367
2.61%, 09/12/19		262,285	256,639,315
U.S. Treasury Notes:
1.38%, 11/30/18		95,085	95,057,058
1.25% - 1.50%, 12/31/18		766,655	766,226,008
1.13%, 01/15/19		189,745	189,437,957
1.13% - 1.50%, 01/31/19		1,522,885	1,519,961,102
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.46%, 01/31/19(b)		704,326	704,377,824
0.75% - 2.75%, 02/15/19		854,000	851,270,783
1.13% - 1.50%, 02/28/19		2,685,919	2,677,863,967
1.63%, 04/30/19		325,000	323,879,847

Security		Par (000)	Value
U.S. Treasury Obligations — continued
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.39%, 04/30/19(b)	USD	577,775	$577,774,824
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.38%, 07/31/19(b)		1,288,865	1,289,728,729
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 10/31/19(b)		1,831,335	1,831,533,512
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 2.32%, 01/31/20(b)		4,518,040	4,517,191,511
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.35%, 04/30/20(b)		2,174,700	2,174,758,749
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.36%, 07/31/20(b)		730,000	730,000,000

Total U.S. Treasury Obligations — 36.5% (Cost: $26,167,369,562)			26,167,369,562

Total Repurchase Agreements — 62.0% (Cost: $44,443,730,745)			44,443,730,745

Total Investments — 98.5% (Cost: $70,611,100,307)(c)			70,611,100,307
Other Assets Less Liabilities — 1.5%			1,054,297,403

Net Assets — 100.0%			$71,665,397,710

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Bank of Montreal	2.11	%(a)	08/24/18	11/14/18	$270,390	$270,390	$271,689,524	U.S. Treasury Obligations, 0.00% to 3.63%, due 12/06/18 to 08/15/48	$281,028,965	$275,797,882
Bank of Nova Scotia (The)	2.19		10/31/18	11/01/18	8,665	8,665	8,665,527	U.S. Treasury Obligations, 2.50% to 3.00%, due 11/15/44 to 02/15/46	9,300,600	8,838,888
Barclays Bank plc	2.19		10/31/18	11/01/18	1,970,000	1,970,000	1,970,119,842	U.S. Treasury Obligations, 0.13% to 2.50%, due 04/15/22 to 02/15/47	1,861,129,100	2,009,400,032
BNP Paribas SA	2.15		10/31/18	11/01/18	100,000	100,000	100,005,972	U.S. Treasury Obligations, 2.88% to 8.13%, due 08/15/19 to 10/15/21	101,934,900	102,000,062
	2.17	(a)	09/18/18	11/14/18	2,000,000	2,000,000	2,006,871,667	U.S. Treasury Obligations, 0.00% to 8.13%, due 11/30/18 to 02/15/48	2,094,864,378	2,040,000,073
	2.18		10/25/18	11/01/18	230,750	230,750	230,847,812	U.S. Treasury Obligations, 0.00% to 8.13%, due 12/06/18 to 02/15/32	244,583,249	235,365,001
	2.18		10/26/18	11/02/18	400,000	400,000	400,169,556	U.S. Treasury Obligations, 0.00% to 8.13%, due 11/08/18 to 05/15/47	415,660,724	408,000,034
	2.19		10/31/18	11/01/18	68,000	68,000	68,004,137	U.S. Treasury Obligations, 0.00% to 3.00%, due 01/15/20 to 08/15/47	71,632,311	69,360,019

28	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.19%		10/31/18	11/07/18	$2,500,000	$2,500,000	$2,501,064,583	U.S. Treasury Obligations, 0.00% to 8.00%, due 01/10/19 to 11/15/47	$2,618,256,319	$2,550,000,061
	2.21		10/31/18	11/01/18	1,000,000	1,000,000	1,000,061,389	U.S. Treasury Obligation, 2.13%, due 08/15/21	1,038,168,000	1,020,061,449
	2.21		10/31/18	11/01/18	500,000	500,000	500,030,694	U.S. Treasury Obligation, 2.00%, due 11/30/22	525,096,600	510,030,767
	2.21		10/31/18	11/01/18	500,000	500,000	500,030,694	U.S. Treasury Obligation, 3.50%, due 05/15/20	496,955,000	510,030,763
	2.21		10/31/18	11/01/18	1,000,000	1,000,000	1,000,061,389	U.S. Treasury Obligation, 1.38%, due 09/30/19	1,031,605,600	1,020,061,426
	2.21		10/31/18	11/01/18	1,000,000	1,000,000	1,000,061,389	U.S. Treasury Obligation, 2.38%, due 04/30/20	1,026,415,100	1,020,061,395

Total BNP Paribas SA						$9,298,750				$9,484,971,050

Citibank NA	2.20		10/31/18	11/01/18	100,000	100,000	100,006,111	U.S. Treasury Obligations, 0.75% to 7.88%, due 08/15/19 to 02/15/45	89,040,800	102,000,055
Citigroup Global Markets, Inc.	2.20		10/31/18	11/01/18	112,590	112,590	112,596,881	U.S. Treasury Obligations, 2.38% to 7.13%, due 02/15/23 to 02/15/36	92,218,100	114,841,803
	2.20		10/31/18	11/01/18	90,000	90,000	90,005,500	U.S. Treasury Obligations, 2.63% to 3.00%, due 08/31/20 to 08/15/48	92,323,200	91,800,016
	2.20		10/31/18	11/01/18	113,000	113,000	113,006,906	U.S. Treasury Obligations, 2.63% to 3.00%, due 08/31/20 to 08/15/48	115,085,600	115,260,092
	2.20	(b)	10/31/18	11/01/18	200,000	200,000	200,012,222	U.S. Treasury Obligations, 0.63% to 2.50%, due 01/15/19 to 02/15/46	208,060,608	204,000,014
	2.20		10/31/18	11/07/18	9,000	9,000	9,003,850	U.S. Treasury Obligations, 1.25% to 3.88%, due 07/15/20 to 08/15/40	7,884,000	9,180,012

Total Citigroup Global Markets, Inc.						$524,590				$535,081,937

Credit Agricole Corporate & Investment Bank SA	1.99		10/31/18	11/01/18	340,000	340,000	340,018,794	U.S. Treasury Obligations, 2.13% to 2.75%, due 05/31/23 to 03/31/24	357,892,400	346,800,014
	2.14	(a)	09/14/18	11/14/18	1,000,000	1,000,000	1,003,626,111	U.S. Treasury Obligations, 0.00% to 2.25%, due 04/11/19 to 08/15/44	1,590,853,300	1,020,000,023
	2.18	(a)	09/19/18	11/14/18	500,000	500,000	501,695,556	U.S. Treasury Obligations, 1.75% to 2.63%, due 02/28/22 to 02/28/23	522,069,000	510,000,087
	2.19		10/31/18	11/01/18	3,875,000	3,875,000	3,875,235,729	U.S. Treasury Obligations, 0.00% to 3.63%, due 11/01/18 to 02/15/47	3,976,942,000	3,952,500,077
	2.19		10/31/18	11/01/18	130,000	130,000	130,007,908	U.S. Treasury Obligation, 0.13%, due 04/15/20	125,178,700	132,600,066
	2.19		10/31/18	11/01/18	1,135,000	1,135,000	1,135,069,046	U.S. Treasury Obligations, 1.13% to 2.75%, due 02/15/19 to 08/15/27	1,189,607,271	1,157,700,020

Total Credit Agricole Corporate & Investment Bank SA						$6,980,000				$7,119,600,287

Credit Suisse AG	2.19		10/31/18	11/01/18	4,278,000	4,278,000	4,278,260,245	U.S. Treasury Obligations, 0.00% to 8.88%, due 11/08/18 to 05/15/48	4,254,804,300	4,261,913,644
Deutsche Bank AG	2.20		10/31/18	11/01/18	250,000	250,000	250,015,278	U.S. Treasury Obligations, 0.63% to 8.13%, due 07/31/20 to 05/15/48	264,442,200	255,000,050
HSBC Securities USA, Inc.	2.19[2]	(c)	10/31/18	11/01/18	655,000	655,000	655,039,846	U.S. Treasury Obligations, 0.00% to 3.00%, due 08/15/19 to 02/15/48	829,648,890	668,100,001

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (continued) October 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.19%		10/31/18	11/01/18	$5,000	$5,000	$5,000,304	U.S. Treasury Obligations, 0.00%, due 11/15/18 to 08/15/32	$7,929,100	$5,100,015
	2.19		10/31/18	11/01/18	90,000	90,000	90,005,475	U.S. Treasury Obligations, 0.00%, due 05/15/24 to 08/15/41	109,003,840	91,800,029
	2.19		10/30/18	11/06/18	1,440,000	1,440,000	1,440,613,200	U.S. Treasury Obligations, 0.00% to 8.88%, due 02/15/19 to 05/15/47	2,068,475,546	1,468,800,009
	2.19		10/31/18	11/07/18	1,440,000	1,440,000	1,440,613,200	U.S. Treasury Obligations, 0.00% to 6.75%, due 01/31/19 to 05/15/48	1,940,796,256	1,468,800,001

Total HSBC Securities USA, Inc.						$3,630,000				$3,702,600,055

JP Morgan Securities LLC	2.19	(c)	10/31/18	11/01/18	250,000	250,000	250,015,208	U.S. Treasury Obligation, 0.00%, due 04/04/19	257,623,000	255,000,398
	2.19		10/31/18	11/01/18	2,500,000	2,500,000	2,500,152,083	U.S. Treasury Obligations, 0.00% to 4.38%, due 11/30/18 to 05/15/40	2,592,437,100	2,550,000,306
	2.19		10/31/18	11/01/18	490,000	490,000	490,029,808	U.S. Treasury Obligations, 0.00% to 2.13%, due 12/11/18 to 12/31/22	510,142,100	499,800,056

Total JP Morgan Securities LLC						$3,240,000				$3,304,800,760

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.20		10/31/18	11/01/18	50,000	50,000	50,003,056	U.S. Treasury Obligations, 0.00%, due 08/15/19 to 11/15/21	54,906,331	51,000,000
	2.20		10/31/18	11/01/18	850,000	850,000	850,051,944	U.S. Treasury Obligations, 0.00%, due 11/15/24 to 02/15/47	1,989,766,716	867,000,003

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$900,000				$918,000,003

Mizuho Securities USA LLC	2.20		10/31/18	11/01/18	250,000	250,000	250,015,278	U.S. Treasury Obligations, 0.38% to 2.50%, due 08/15/19 to 01/15/27	258,165,700	255,000,095
	2.21		10/31/18	11/01/18	96,569	96,569	96,574,556	U.S. Treasury Obligation, 2.00%, due 09/30/20	100,000,000	98,505,928
	2.21		10/31/18	11/01/18	95,221	95,221	95,226,434	U.S. Treasury Obligation, 2.38%, due 08/15/24	100,000,000	97,130,845
	2.21		10/31/18	11/01/18	77,157	77,157	77,161,599	U.S. Treasury Obligation, 2.13%, due 08/15/21	80,000,000	78,704,737
	2.21		10/31/18	11/01/18	572,613	572,613	572,647,897	U.S. Treasury Obligation, 2.75%, due 08/31/23	587,000,000	584,100,152
	2.21		10/31/18	11/01/18	586,757	586,757	586,793,373	U.S. Treasury Obligation, 2.75%, due 05/31/23	597,000,000	598,528,520
	2.21		10/31/18	11/01/18	141,360	141,360	141,368,972	U.S. Treasury Obligation, 2.13%, due 02/29/24	150,000,000	144,196,178
	2.21		10/31/18	11/01/18	96,446	96,446	96,451,999	U.S. Treasury Obligation, 2.50%, due 08/15/23	100,000,000	98,380,921
	2.21		10/31/18	11/01/18	140,441	140,441	140,449,798	U.S. Treasury Obligation, 2.13%, due 05/15/25	150,000,000	143,258,622
	2.21		10/31/18	11/01/18	48,591	48,591	48,593,669	U.S. Treasury Obligation, 2.88%, due 05/15/28	50,000,000	49,565,483
	2.21		10/31/18	11/01/18	48,223	48,223	48,226,000	U.S. Treasury Obligation, 2.50%, due 03/31/23	50,000,000	49,190,460
	2.21		10/31/18	11/01/18	71,157	71,157	71,161,231	U.S. Treasury Obligation, 2.13%, due 05/15/25	76,000,000	72,584,368
	2.21		10/31/18	11/01/18	29,228	29,228	29,229,735	U.S. Treasury Obligation, 2.63%, due 06/30/23	30,000,000	29,814,294

Total Mizuho Securities USA LLC						$2,253,763				$2,298,960,603

30	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
MUFG Securities Americas, Inc.	2.18%		10/31/18	11/01/18	$161,000	$161,000	$161,009,749	U.S. Treasury Obligations, 0.00% to 3.00%, due 01/03/19 to 08/15/46	$415,651,300	$164,221,083
National Australia Bank Ltd.	2.20		10/31/18	11/01/18	627,900	627,900	627,938,372	U.S. Treasury Obligation, 0.13%, due 04/15/19	600,000,000	640,496,372
	2.20		10/31/18	11/01/18	393,600	393,600	393,624,053	U.S. Treasury Obligation, 2.88%, due 05/31/25	400,000,000	401,496,053

Total National Australia Bank Ltd.						$1,021,500				$1,041,992,425

Natixis SA	2.19	(c)	10/31/18	11/01/18	750,000	750,000	750,045,625	U.S. Treasury Obligations, 0.00% to 7.88%, due 11/23/18 to 02/15/48	733,243,100	765,000,088
	2.19		10/31/18	11/01/18	200,000	200,000	200,012,167	U.S. Treasury Obligations, 0.00% to 6.63%, due 12/31/18 to 02/15/45	205,663,100	204,000,030

Total Natixis SA						$950,000				$969,000,118

Nomura Securities International, Inc.	2.19		10/31/18	11/01/18	950,000	950,000	950,057,792	U.S. Treasury Obligations, 0.00% to 8.13%, due 11/15/18 to 08/15/48	1,062,168,192	969,000,035
Prudential Insurance Co. of America	2.22		10/31/18	11/01/18	13,720	13,720	13,720,846	U.S. Treasury Obligation, 0.00%, due 11/15/39	28,000,000	13,995,246
	2.22		10/31/18	11/01/18	33,425	33,425	33,427,061	U.S. Treasury Obligation, 0.00%, due 02/15/40	70,000,000	34,095,561
	2.22		10/31/18	11/01/18	6,690	6,690	6,690,413	U.S. Treasury Obligation, 0.00%, due 11/15/35	12,000,000	6,824,213
	2.22		10/31/18	11/01/18	48,250	48,250	48,252,975	U.S. Treasury Obligation, 0.00%, due 11/15/39	100,000,000	49,217,975
	2.22		10/31/18	11/01/18	26,156	26,156	26,157,863	U.S. Treasury Obligation, 2.25%, due 03/31/21	27,000,000	26,681,123
	2.22		10/31/18	11/01/18	9,775	9,775	9,775,603	U.S. Treasury Obligation, 0.00%, due 08/15/43	23,000,000	9,971,103
	2.22		10/31/18	11/01/18	38,250	38,250	38,252,359	U.S. Treasury Obligation, 0.00%, due 05/15/38	75,000,000	39,017,359
	2.22		10/31/18	11/01/18	12,398	12,398	12,398,265	U.S. Treasury Obligation, 0.00%, due 05/15/31	19,000,000	12,646,215
	2.22		10/31/18	11/01/18	67,625	67,625	67,629,170	U.S. Treasury Obligation, 0.00%, due 05/15/30	100,000,000	68,982,170
	2.22		10/31/18	11/01/18	11,725	11,725	11,725,723	U.S. Treasury Obligation, 0.00%, due 05/15/34	20,000,000	11,960,123
	2.22		10/31/18	11/01/18	33,450	33,450	33,452,063	U.S. Treasury Obligation, 0.00%, due 11/15/35	60,000,000	34,121,063
	2.22		10/31/18	11/01/18	12,360	12,360	12,360,762	U.S. Treasury Obligation, 0.00%, due 02/15/38	24,000,000	12,607,962
	2.22		10/31/18	11/01/18	10,422	10,422	10,423,143	U.S. Treasury Obligation, 0.00%, due 05/15/40	22,000,000	10,631,483
	2.22		10/31/18	11/01/18	78,500	78,500	78,504,841	U.S. Treasury Obligation, 2.36%, due 07/31/20	80,000,000	80,075,241

Total Prudential Insurance Co. of America						$402,746				$410,826,837

Societe Generale SA	2.14		09/13/18	11/13/18	500,000	500,000	501,813,056	U.S. Treasury Obligations, 0.00% to 8.75%, due 10/15/19 to 05/15/47	554,966,941	510,000,081
	2.18		10/30/18	11/06/18	500,000	500,000	500,211,944	U.S. Treasury Obligations, 0.00% to 8.13%, due 12/11/18 to 02/15/48	439,751,685	510,000,000
	2.19		10/31/18	11/01/18	385,000	385,000	385,023,421	U.S. Treasury Obligations, 0.00% to 8.75%, due 12/06/18 to 05/15/48	455,846,811	392,700,000
	2.21	(a)	10/31/18	11/08/18	1,080,000	1,080,000	1,080,530,400	U.S. Treasury Obligations, 0.00% to 7.88%, due 12/31/18 to 08/15/47	1,149,517,178	1,101,600,000

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (continued) October 31, 2018	T-Fund

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
	2.23%		10/10/18	11/09/18	$1,000,000	$1,000,000	$1,001,858,333	U.S. Treasury Obligations, 0.00% to 7.25%, due 11/08/18 to 02/15/48	$1,122,043,331	$1,020,000,000

Total Societe Generale SA						$3,465,000				$3,534,300,081

Standard Chartered Bank	2.12		09/05/18	11/06/18	500,168	500,168	501,994,651	U.S. Treasury Obligation, 2.00%, due 07/31/22	524,000,000	511,968,356
	2.23		10/09/18	11/05/18	141,387	141,387	141,623,029	U.S. Treasury Obligation, 3.63%, due 02/15/20	142,000,000	144,450,249
	2.23		10/09/18	11/05/18	252,791	252,791	253,213,793	U.S. Treasury Obligation, 2.00%, due 02/15/25	275,000,000	258,268,293
	2.23		10/09/18	11/05/18	95,981	95,981	96,141,729	U.S. Treasury Obligation, 0.75%, due 07/15/28	100,000,000	98,061,529

Total Standard Chartered Bank						$990,327				$1,012,748,427

TD Securities USA LLC	2.19		10/31/18	11/01/18	224,000	224,000	224,013,627	U.S. Treasury Obligations, 2.13% to 3.00%, due 03/31/23 to 09/30/25	231,806,700	228,480,012
Wells Fargo Securities LLC	2.19		10/31/18	11/01/18	1,900,000	1,900,000	1,900,115,583	U.S. Treasury Obligations, 0.00% to 9.00%, due 11/15/18 to 02/15/47	1,908,171,500	1,938,000,018
	2.19	(b)	10/31/18	11/01/18	675,000	675,000	675,041,062	U.S. Treasury Obligations, 0.00% to 8.88%, due 11/23/18 to 08/15/48	726,690,279	688,499,997

Total Wells Fargo Securities LLC						$2,575,000				$2,626,500,015

Total						$44,443,731				$45,234,034,279

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$70,611,100,307	$—	$70,611,100,307

(a)	See above Schedule of Investments for values in each security type.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements

32	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments October 31, 2018	Treasury Trust Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
U.S. Treasury Obligations — 109.8%
U.S. Treasury Bills(a):
2.08%, 11/01/18	USD	3,869,735	$3,869,735,000
1.86%, 11/08/18		7,284,850	7,281,841,806
2.00%, 11/15/18		1,842,030	1,840,505,849
2.09%, 11/23/18		1,702,000	1,699,865,475
2.12%, 11/29/18		2,008,350	2,004,968,283
2.13%, 12/18/18		403,000	401,853,017
2.14%, 12/20/18		667,900	665,967,084
2.21%, 12/26/18		405,000	403,635,656
2.20%, 12/27/18		1,452,580	1,447,699,527
2.22%, 01/03/19		750,000	747,143,934
2.23%, 01/10/19		1,176,160	1,171,204,775
2.25%, 01/17/19		233,020	231,902,582
2.27%, 01/24/19		1,754,500	1,745,283,702
2.31%, 01/31/19		1,920,000	1,908,998,606
2.31%, 02/07/19		425,520	422,994,775
2.33%, 02/21/19		225,000	223,470,500
2.33%, 02/28/19		1,045,025	1,037,391,440
2.35%, 03/14/19		182,840	181,310,010
2.36%, 03/21/19		905,000	896,940,472
2.48%, 05/02/19		475,650	469,806,640
2.52%, 06/20/19		41,245	40,642,909
2.61%, 09/12/19		534,250	522,744,347
U.S. Treasury Notes:
1.38%, 11/30/18		36,865	36,854,167
1.25% - 1.50%, 12/31/18		60,055	60,013,153
1.13%, 01/15/19		88,875	88,731,183
1.13% - 1.50%, 01/31/19		193,910	193,557,998

Security		Par (000)	Value
U.S. Treasury Obligations (continued)
(US Treasury 3 Month Bill Money Market Yield + 0.14%), 2.46%, 01/31/19(b)	USD	298,000	$298,022,211
0.75%, 02/15/19		225,000	224,055,408
1.13% - 1.38%, 02/28/19		556,850	555,076,620
(US Treasury 3 Month Bill Money Market Yield + 0.07%), 2.39%, 04/30/19(b)		288,895	288,893,550
(US Treasury 3 Month Bill Money Market Yield + 0.06%), 2.38%, 07/31/19(b)		285,895	286,117,796
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.37%, 10/31/19(b)		905,570	905,652,566
(US Treasury 3 Month Bill Money Market Yield + 0.01%), 2.32%, 01/31/20(b)		1,605,250	1,604,874,735
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.35%, 04/30/20(b)		670,695	670,722,147
(US Treasury 3 Month Bill Money Market Yield + 0.04%), 2.36%, 07/31/20(b)		150,000	150,000,000

Total U.S. Treasury Obligations — 109.8% (Cost: $34,578,477,923)			34,578,477,923

Total Investments — 109.8% (Cost: $34,578,477,923)(c)			34,578,477,923
Liabilities in Excess of Other Assets — (9.8)%			(3,091,161,376)

Net Assets — 100.0%			$31,487,316,547

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities
U.S. Treasury Obligations	$—	$34,578,477,923	$—	$34,578,477,923

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 95.7%

Alabama — 0.7%(a)(b)
Alabama Federal Aid Highway Finance Authority Special Obligation Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2373, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(c)	USD	5,000	$5,000,000
Mobile Downtown Redevelopment Authority (Austal USA, LLC Project), Series 2011A, RB, VRDN (Bank of America NA LOC), 1.60%, 11/07/18		18,895	18,895,000
RBC Municipal Products, Inc. Trust, Series 2018G-37, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18		4,000	4,000,000

			27,895,000
Alaska — 0.7%(b)
Alaska Housing Finance Corp., Series 2007A, RB, VRDN (Federal Home Loan Bank SBPA), 1.60%, 11/07/18		16,540	16,540,000
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 1.58%, 11/07/18		485	485,000
Alaska Housing Finance Corp., Series 2009A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.58%, 11/07/18		9,600	9,600,000

			26,625,000
Arizona — 0.7%(b)
Arizona State University, Series 2008A, RB, VRDN, 1.60%, 11/07/18		95	95,000
Industrial Development Authority of the County of Yavapai (The) (Skanon Investments, Inc. Drake Cement Project), Series 2010, RB, VRDN (Citibank NA LOC), 1.65%, 11/07/18		26,000	26,000,000

			26,095,000
California — 0.6%
California Pollution Control Financing Authority (Pacific Gas & Electric Co.), Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 1.70%, 11/01/18(b)		1,800	1,800,000
State of California Department of Water Resources, Series 2, (Wells Fargo Credit Agreement), 1.71%, 12/04/18		23,781	23,780,976

			25,580,976
Colorado — 1.4%(b)
Boulder Larimer & Weld Cos. CO Tender Option Bond Trust Receipts/Certificates Various States, Series G-57, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)		5,670	5,670,000
Boulder Valley CO School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-16, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)		5,000	5,000,000
City of Colorado Springs Utilities System, Series 2009C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.60%, 11/07/18		19,765	19,765,000
City of Colorado Springs Utilities System, Series 2010C, RB, VRDN (Barclays Bank plc SBPA), 1.58%, 11/07/18		5,685	5,685,000
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(c)		5,345	5,345,000
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0668, RB, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(a)(c)		1,875	1,875,000
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 1.62%, 11/07/18		6,225	6,225,000

Security		Par (000)	Value
Colorado (continued)
Denver Colo City & County Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2686, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(c)	USD	3,000	$3,000,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.67%, 11/07/18		3,515	3,515,000

			56,080,000
Connecticut — 1.2%
Connecticut Housing Finance Authority, Series 2015C, Sub-Series C-3, RB, VRDN (Royal Bank of Canada SBPA), 1.60%, 11/07/18(b)		16,200	16,200,000
Connecticut Housing Finance Authority, Series 2016A, Sub-Series A-3, RB, VRDN (Royal Bank of Canada SBPA), 1.60%, 11/07/18(b)		6,105	6,105,000
Connecticut Housing Finance Authority, Series 2018C, Sub-Series C-3, RB, VRDN (TD Bank NA SBPA), 1.60%, 11/07/18(b)		18,590	18,590,000
Connecticut State, Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-3, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		4,000	4,000,000
Town of Colchester, Series 2018, GO, BAN, 3.00%, 10/16/19		2,000	2,017,168

			46,912,168
Delaware — 0.0%
Delaware State Economic Development Authority (Kentmere Nursing Care Center Project), Series 1997, RB, VRDN (M&T Bank LOC), 1.65%, 11/07/18(b)		780	780,000

District of Columbia — 0.2%(b)
District of Columbia, Series 1998A, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18		4,570	4,570,000
District of Columbia (AARP Foundation Issue), Series 2004, RB, VRDN (Bank of America NA LOC), 1.70%, 11/07/18		5,110	5,110,000

			9,680,000
Florida — 7.0%
Cape Coral Water & Sewer Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.64%, 11/07/18(a)(b)(c)		9,480	9,480,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.62%, 11/07/18(b)		35,120	35,120,000
City of Gainesville Utilities System, Series 2012B, RB, VRDN (Citibank NA SBPA), 1.64%, 11/07/18(b)		41,835	41,835,000
County of Miami-Dade Water & Sewer System, Series B-1, 1.76%, 12/05/18		46,000	46,000,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.74%, 11/01/18(b)		5,275	5,275,000
Gainesville Utility Systems, Series C, 1.75%, 12/03/18		10,000	10,000,158
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group), Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.64%, 11/07/18(b)		51,395	51,395,000
Miami-Dade Water & Sewer Department, Series A-1, (Barclays Bank plc LOC), 1.70%, 11/01/18		10,000	10,000,026
Miami-Dade Water & Sewer Department, Series A-1, (Barclays Bank plc LOC), 1.76%, 12/04/18		32,000	31,999,946
Orlando-Orange County Expressway Authority (AGM, BHAC-CR), Series 2007 0145, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)		14,100	14,100,000

34	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Florida (continued)
Pinellas County Housing Finance Authority (Bayside Court), Series 2011, RB, VRDN (Freddie Mac LOC), 1.60%, 11/07/18(b)	USD	6,695	$6,695,000
Sunshine State Governmental Financing Commission (Miami-Dade County Program), Series 2010B, RB, VRDN (MUFG Union Bank NA LOC), 1.61%, 11/07/18(b)		20,000	20,000,000

			281,900,130
Georgia — 1.7%(b)
Atlanta Water & Waste Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2649, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(c)		3,000	3,000,000
Burke County Development Authority Pltn Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-107, RB, VRDN (Royal Bank of Canada LOC), 1.66%, 11/07/18(a)		5,000	5,000,000
Gainesville & Hall County Development Authority (Lanier Village Estates, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.74%, 11/01/18		2,000	2,000,000
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Project), Series 2008B, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18		2,185	2,185,000
Heard County Development Authority Pltn Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-105, RB, VRDN (Royal Bank of Canada LOC), 1.66%, 11/07/18(a)		2,075	2,075,000
Monroe County Development Authority Pltn Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-106, RB, VRDN (Royal Bank of Canada LOC), 1.66%, 11/07/18(a)		5,000	5,000,000
Monroe County Development Authority (Oglethorpe Power Corp. Project), Series 2009B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.64%, 11/07/18		39,675	39,675,000
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.78%, 11/07/18		9,000	9,000,000

			67,935,000
Hawaii — 0.9%
City & County of Honolulu, Sumitomo Mitsui Letter of Credit, Series B-1, (Sumitomo Mitsui Banking LOC), 1.75%, 12/03/18		35,000	34,999,927

Illinois — 5.4%
Chicago O’hare International Airport, Series 2009A-2, 1.76%, 12/12/18		3,700	3,699,940
City of Chicago, Series 2009B-2, 1.76%, 12/12/18		3,500	3,499,903
Illinois Finance Authority, Series 2007, RB, VRDN (TD Bank NA SBPA), 1.63%, 11/01/18(b)		31,625	31,625,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.64%, 11/07/18(b)		49,140	49,140,000
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.64%, 11/07/18(b)		6,355	6,355,000
Illinois Finance Authority (Center on Deafness Project), Series 2008, RB, VRDN (Harris Bank Naperville LOC), 1.62%, 11/07/18(b)		1,000	1,000,000
Illinois Finance Authority (YMCA Met Chicago Project), Series 2001, RB, VRDN (BMO Harris Bank NA LOC), 1.64%, 11/07/18(b)		23,100	23,100,000

Security		Par (000)	Value
Illinois (continued)
Illinois Finance Authority (Young Men’s Christian Association of Metropolitan Chicago), Series 2004, RB, VRDN (BMO Harris Bank NA LOC), 1.64%, 11/07/18(b)	USD	9,025	$9,025,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.64%, 11/07/18(a)(b)(c)		24,910	24,910,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0072, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		5,600	5,600,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0086, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		11,750	11,750,000
Illinois State Toll Highway Authority, Series 2007A-1A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.63%, 11/07/18(b)		15,000	15,000,000
Illinois State Toll Highway Authority, Series 2007A-2D, RB, VRDN (Bank of America NA LOC), 1.60%, 11/07/18(b)		9,000	9,000,000
Illinois State Toll Highway Authority (AGM), Series 2008A, Sub-Series A-1A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.62%, 11/07/18(b)		18,695	18,695,000
Illinois Toll Highway Authority Toll Highway Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2202, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		1,140	1,140,000
RBC Municipal Products, Inc. Trust, Series 2018G-36, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		3,000	3,000,000
University of Illinois, Series 1997B, RB, VRDN (Wells Fargo Bank NA LOC), 1.64%, 11/07/18(b)		600	600,000

			217,139,843
Indiana — 0.6%
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 1.64%, 11/07/18(b)		12,300	12,300,000
Indiana State Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0190, RB, VRDN (Royal Bank of Canada LIQ), 1.65%, 11/07/18(a)(b)(c)		4,610	4,610,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.69%, 11/07/18(a)(b)		2,930	2,930,000
Trustees of Indiana University, Series 2018, 1.70%, 11/15/18		3,900	3,900,135

			23,740,135
Iowa — 3.9%(b)
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.92%, 11/07/18(a)		83,025	83,025,000
Iowa Finance Authority (MidAmerican Energy Co.), Series 2016A, RB, VRDN, 1.63%, 11/07/18		8,550	8,550,000
Iowa Finance Authority (MidAmerican Energy Project), Series 2008B, RB, VRDN, 1.63%, 11/07/18		53,625	53,625,000
Iowa Finance Authority (Wesley Retirement Services, Inc.), Series 2003B, RB, VRDN (Bank of America NA LOC), 1.61%, 11/07/18		9,550	9,550,000

			154,750,000
Kansas — 1.1%(b)
City of Burlington (Kansas City Power & Light Co. Project), Series 2007A, RB, VRDN (Mizuho Bank Ltd. LOC), 1.70%, 11/07/18(d)		15,450	15,450,000

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (continued) October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Kansas (continued)
City of Burlington (Kansas City Power & Light Co. Project), Series 2007B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.70%, 11/07/18(d)	USD	12,500	$12,500,000
Topeka Kans Utility Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0696, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.65%, 11/07/18(a)(c)		8,580	8,580,000
Wyandotte County Kansas USD Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)		6,500	6,500,000

			43,030,000
Kentucky — 0.1%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.77%, 11/07/18(a)(b)(c)		4,460	4,460,000

Louisiana — 5.5%(b)
Ascension Parish Industrial Development Board, Inc. (BASF Corp. Project), Series 2009, RB, VRDN, 1.66%, 11/07/18		8,000	8,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority (BASF Corp. Project), Series 2000B, RB, VRDN, 1.66%, 11/07/18		7,500	7,500,000
Louisiana Offshore Terminal Authority (Loop LLC Project), Series 2013B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.64%, 11/07/18		17,525	17,525,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2004, RB, VRDN, 1.61%, 11/07/18		17,550	17,550,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2006, RB, VRDN, 1.65%, 11/01/18		12,300	12,300,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2007, RB, VRDN, 1.65%, 11/01/18		24,325	24,325,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008, RB, VRDN, 1.65%, 11/01/18		36,530	36,530,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2008B, RB, VRDN, 1.64%, 11/07/18		18,140	18,140,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2009A, RB, VRDN, 1.61%, 11/07/18		30,650	30,650,000
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 1.64%, 11/07/18		48,300	48,300,000

			220,820,000
Maryland — 2.3%
Baltimore County Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0642, GO, BAN, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		1,900	1,900,000
County of Baltimore (Paths at Loveton Farms LP (The)), Series 1996, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(b)		1,805	1,805,000
County of Montgomery, Series 2009A, 1.70%, 11/01/18		30,000	30,000,087
County of Montgomery, Series 2009B, 1.55%, 11/01/18		8,000	7,999,966
County of Montgomery, Series 2010B, 1.55%, 11/01/18		35,000	34,999,849
County of Washington (Homewood Williamsport Facility), Series 2007, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(b)		9,070	9,070,000

Security		Par (000)	Value
Maryland (continued)
Maryland Health & Higher Educational Facilities Authority (Anne Arundel Health System Obligated Group), Series 2009B, RB, VRDN (Bank of America NA LOC), 1.60%, 11/07/18(b)	USD	6,900	$6,900,000

			92,674,902
Massachusetts — 7.6%
Commonwealth of Massachusetts, Series A, GO, VRDN (Citibank NA SBPA), 1.60%, 11/07/18(b)		87,930	87,930,000
Massachusetts Bay Transportation Authority, Series 2000A-1, RB, VRDN (Barclays Bank plc SBPA), 1.63%, 11/07/18(b)		8,500	8,500,000
Massachusetts Bay Transportation Authority, Series 2010A-7, RB, VRDN, 1.90%, 05/29/19(b)		13,650	13,650,000
Massachusetts Health & Educational Facilities Authority, Series 2005, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18(b)		30,035	30,035,000
Massachusetts State Development Finance Agency Tender Option Bond Trust Receipts/Certificates Various States, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		30,000	30,000,000
Massachusetts State Development Finance Agency Tender Option Bond Trust Receipts/Certificates Various States, Series 2017E-93, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		15,110	15,110,000
Massachusetts State Transporting Fund Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0610, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		4,500	4,500,000
Massachusetts Water Resources Authority, Series 2008C-2, RB, VRDN (Barclays Bank plc SBPA), 1.61%, 11/07/18(b)		15,855	15,855,000
University of Massachusetts Building Authority, Series 2011-1, RB, VRDN (Wells Fargo Bank NA SBPA), 1.62%, 11/07/18(b)		34,300	34,300,000
University of Massachusetts Building Authority, Series 2011-2, RB, VRDN, 1.90%, 05/29/19(b)		11,300	11,300,000
University of Massachusetts Building Authority, Series A-1, 1.77%, 12/11/18		49,125	49,123,669

			300,303,669
Michigan — 2.8%
Board of Trustees of Michigan State University, Series F, 1.83%, 11/05/18		6,305	6,305,108
Board of Trustees of Michigan State University, Series F, 1.76%, 12/03/18		18,620	18,620,147
Board of Trustees of Michigan State University, Series F, 1.78%, 12/04/18		22,390	22,389,975
Kent Hospital Finance Authority (Spectrum Health System Obligated Group), Series 2008C, RB, VRDN (Bank of New York Mellon LOC), 1.68%, 11/07/18(b)		6,685	6,685,000
Michigan State Building Authority (Facilities Program), Series II-B, RB, VRDN (Citibank NA LOC), 1.64%, 11/07/18(b)		15,620	15,620,000
Michigan State Housing Development Authority, Series 2006C, RB, VRDN (Barclays Bank plc SBPA), 1.62%, 11/07/18(b)		22,295	22,295,000
Oakland University, Series 2008, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.61%, 11/07/18(b)		19,600	19,600,000

			111,515,230
Minnesota — 1.3%
City of Minneapolis, Series 2018B, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.72%, 11/07/18(b)		15,000	15,000,000

36	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Minnesota (continued)
Regents of the University of Minnesota, Series F, 1.65%, 11/05/18	USD	7,000	$6,999,999
Regents of the University of Minnesota, Series F, 1.67%, 11/05/18		31,100	31,100,448

			53,100,447
Mississippi — 2.3%(b)
County of Jackson (Chevron Corp.), Series 1993, RB, VRDN, 1.66%, 11/01/18		48,575	48,575,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series C, RB, VRDN, 1.66%, 11/01/18		12,865	12,865,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series G, RB, VRDN, 1.66%, 11/01/18		28,965	28,965,000

			90,405,000
Missouri — 1.2%(a)(b)
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0678, RB, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(c)		5,000	5,000,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0184, RB, VRDN (Citibank NA LOC), 1.65%, 11/07/18(c)		5,000	5,000,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XL0080, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(c)		4,165	4,165,000
Missouri Health & Education Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0575, RB, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(c)		8,000	8,000,000
RBC Municipal Products, Inc. Trust, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 1.66%, 11/07/18		26,500	26,500,000

			48,665,000
Nebraska — 0.5%
Lincoln Nebraska Electric, Series 1995, 1.72%, 11/05/18		14,000	14,000,239
Omaha Public Power District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2685, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		5,400	5,400,000

			19,400,239
Nevada — 0.4%
City of Reno (Renown Regional Medical Center Project), Series 2008B, RB, VRDN (Union Bank of California LOC), 1.63%, 11/07/18(b)		17,285	17,285,000

New Jersey — 0.4%
New Jersey Economic Development Authority Tender Option Bond Trust Receipts/Certificates Various States (NATL-RE), Series 2018-XX1091, RB, VRDN (Barclays Bank plc LOC), 1.62%, 11/07/18(a)(b)(c)		9,000	9,000,000
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, RB, 3.00%, 06/06/19		4,000	4,021,345
Somerset County Improvement Authority (Township of Montgomery Project), Series 2017, RB, 3.00%, 12/14/18		5,000	5,007,029

			18,028,374
New York — 18.3%
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(b)		2,405	2,405,000

Security		Par (000)	Value
New York (continued)
City of New York, Series 2003A-5, GO, VRDN (Bank of Montreal LOC), 1.65%, 11/07/18(b)	USD	1,450	$1,450,000
City of New York, Series 2008, Sub-Series J-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.72%, 11/01/18(b)		200	200,000
City of New York, Series 2008J, Sub-Series J-8, GO, VRDN (Sumitomo Mitsui Banking LOC), 1.68%, 11/07/18(b)(d)		8,100	8,100,000
City of New York, Series 2012A, Sub-Series A-4, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.60%, 11/07/18(b)		9,025	9,025,000
City of New York, Series 2012G, Sub-Series G-4, GO, VRDN (Citibank NA LOC), 1.60%, 11/07/18(b)		500	500,000
City of New York, Series 2012G, Sub-Series G-6, GO, VRDN (Mizuho Bank Ltd. LOC), 1.70%, 11/01/18(b)		13,430	13,430,000
City of New York, Series 2013A, Sub-Series A-2, GO, VRDN (Mizuho Bank Ltd. SBPA), 1.70%, 11/01/18(b)		26,300	26,300,000
City of New York, Series 2013A, Sub-Series A-3, GO, VRDN (Mizuho Bank Ltd. SBPA), 1.70%, 11/01/18(b)		18,195	18,195,000
City of New York, Series 2014D, Sub-Series D-4, GO, VRDN (TD Bank NA LOC), 1.65%, 11/01/18(b)		21,900	21,900,000
City of New York, Series 2015F, Sub-Series F-6, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.68%, 11/01/18(b)		12,700	12,700,000
City of New York, Series 2017, Sub-Series A-6, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.72%, 11/01/18(b)		1,525	1,525,000
City of New York, Series 2017A, Sub-Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.72%, 11/01/18(b)		17,200	17,200,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 1.65%, 11/07/18(b)		2,000	2,000,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.65%, 11/07/18(a)(b)(c)		9,250	9,250,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0677, RB, VRDN (Toronto-Dominion Bank LIQ), 1.65%, 11/07/18(a)(b)(c)		4,595	4,595,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G-2, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18(b)		7,640	7,640,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		3,000	3,000,000
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C-2, RB, VRDN (Wells Fargo Bank NA LOC), 1.62%, 11/07/18(b)		9,520	9,520,000
New York City Health & Hospital Corp., Series 2008B, RB, VRDN (TD Bank NA LOC), 1.57%, 11/07/18(b)		100	100,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 1.62%, 11/07/18(b)		31,485	31,485,000
New York City Housing Development Corp., Series 2015, RB, VRDN (Wells Fargo Bank NA SBPA), 1.58%, 11/07/18(b)		170	170,000
New York City Housing Development Corp., Series 2018J, RB, VRDN, 1.80%, 02/01/19(b)		8,000	7,998,226
New York City Housing Development Corp., Series A, RB, VRDN (Fannie Mae LOC), 1.61%, 11/07/18(b)		1,000	1,000,000

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (continued) October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
New York City Housing Development Corp., Series C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.58%, 11/07/18(b)	USD	13,700	$13,700,000
New York City Municipal Water Finance Authority, Series 2001F, Sub-Series F-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.70%, 11/01/18(b)		11,550	11,550,000
New York City Municipal Water Finance Authority, Series 2003F, Sub-Series F-1, RB, VRDN (Barclays Bank plc SBPA), 1.61%, 11/07/18(b)		9,420	9,420,000
New York City Municipal Water Finance Authority, Series 2011FF, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.69%, 11/01/18(b)		43,900	43,900,000
New York City Municipal Water Finance Authority, Series 2013AA, Sub-Series AA-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 1.60%, 11/07/18(b)		150	150,000
New York City Transitional Finance Authority Future Tax Secured, Series 1999A, Sub-Series A-1, RB, VRDN (TD Bank NA SBPA), 1.61%, 11/07/18(b)		14,400	14,400,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.61%, 11/07/18(b)		5,845	5,845,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub-Series A-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.68%, 11/01/18(b)		123,650	123,650,000
New York City Transitional Finance Authority Future Tax Secured, Series Sub-Series C-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.71%, 11/01/18(b)		100	100,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.62%, 11/07/18(a)(b)(c)		2,000	2,000,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0156, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		2,020	2,020,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2529, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		4,625	4,625,000
New York City Water & Sewer System, Series 2009, Sub-Series BB-1, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.68%, 11/01/18(b)		24,220	24,220,000
New York City Water & Sewer System, Series 2009BB, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.67%, 11/01/18(b)		37,100	37,100,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.68%, 11/01/18(b)		12,160	12,160,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		3,400	3,400,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2586, RB, VRDN (Citibank NA LIQ), 1.61%, 11/07/18(a)(b)(c)		2,650	2,650,000
New York, NY Tender Option Bond Trust Receipts/Certificates Various States, Series G-55, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		7,865	7,865,000
New York Power Authority, Series 2018, 1.75%, 12/04/18		6,100	6,099,990

Security		Par (000)	Value
New York (continued)
New York Power Authority, Series 2018, 1.77%, 12/05/18	USD	21,000	$20,999,752
New York State Dormitory Authority, Series 2002A2, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.60%, 11/07/18(b)		100	100,000
New York State Dormitory Authority, Series 2006, RB, VRDN (Fannie Mae LOC), 1.60%, 11/07/18(b)		46,725	46,725,000
New York State Dormitory Authority, Series 2008C, RB, VRDN (Bank of America NA LOC), 1.63%, 11/07/18(b)		1,000	1,000,000
New York State Dormitory Authority, Series 2008D, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18(b)		17,425	17,425,000
New York State Dormitory Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2647, RB, VRDN (Citibank NA LIQ), 1.62%, 11/07/18(a)(b)(c)		3,000	3,000,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.69%, 11/01/18(b)		22,700	22,700,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LOC), 1.59%, 11/07/18(b)		7,405	7,405,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2010A, RB, VRDN (Freddie Mac LOC), 1.59%, 11/07/18		600	600,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.61%, 11/07/18(b)		39,250	39,250,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.60%, 11/07/18(b)		750	750,000
New York State Housing Finance Agency (River Terrace Associates LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.62%, 11/07/18(b)		400	400,000
New York State Urban Development Corp., Series 2008A-1, RB, VRDN (Wells Fargo Bank NA LOC), 1.62%, 11/07/18(b)		10,540	10,540,000
New York State Urban Development Corp. (State Facilities & Equipment), Series 2004A-3-C, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.60%, 11/07/18(b)		15,000	15,000,000
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2521, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		3,700	3,700,000
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0580, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		3,750	3,750,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(b)		3,175	3,175,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(b)		2,600	2,600,000

			733,662,968
North Carolina — 0.7%(b)
Bay Area Toll Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XG0019, RB, VRDN (Bank of America NA LIQ), 1.60%, 11/07/18(a)(c)		5,250	5,250,000

38	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
North Carolina (continued)
Charlotte-Mecklenburg Hospital Authority (The), Series 2007E, RB, VRDN (TD Bank NA LOC), 1.65%, 11/01/18	USD	13,350	$13,350,000
City of Charlotte (Government Facilities), Series 2003F, COP, VRDN (Bank of America NA SBPA), 1.61%, 11/07/18		7,385	7,385,000
North Carolina Capital Facilities Finance Agency, Series 2014 0052, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)		2,580	2,580,000

			28,565,000
Ohio — 1.4%
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18		1,572	1,572,629
Berea, Ohio City School District Tender Option Bond Trust Receipts/Certificates Various States, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		3,050	3,050,000
City of Berea, Series 2018, GO, BAN, 2.25%, 03/14/19		6,801	6,808,992
City of Harrison, Series 2018, GO, BAN, 3.50%, 10/29/19		1,350	1,367,702
City of Kirtland, Series 2018, GO, BAN, 3.00%, 06/20/19		3,305	3,320,305
County of Franklin, Series 2018C, RB, VRDN, 1.60%, 11/07/18(b)		7,100	7,100,000
County of Franklin, Series 2018D, RB, VRDN, 1.60%, 11/07/18(b)		5,500	5,500,000
County of Franklin (Nationwide Children’s Hospital, Inc. Project), Series 2015B, RB, VRDN, 1.61%, 11/07/18(b)		14,150	14,150,000
Forest Hills OH Local School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-30, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		2,300	2,300,000
RBC Municipal Products, Inc. Trust, Series 2018E-119, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		10,000	10,000,000
Village of North Randall, Series 2018, GO, 3.25%, 09/12/19		1,010	1,019,615

			56,189,243
Oregon — 0.3%
Oregon State Facilities Authority (Quatama Housing LP Project), Series 2005A, RB, VRDN (Fannie Mae LOC), 1.67%, 11/07/18(b)		10,175	10,175,000

Pennsylvania — 1.8%(b)
Blair County Industrial Development Authority (Homewood Retirement Centers Obligated Group), Series 2004, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18		4,400	4,400,000
City of Philadelphia, Series 1997B, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18		21,875	21,875,000
Geisinger Authority Pennsylvania Health System Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0543, RB, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(a)(c)		4,000	4,000,000
General Authority of Southcentral Pennsylvania (Homewood Retirement Centers Obligated Group), Series 2003, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18		3,735	3,735,000
Lycoming County Authority (Lycoming College Project), Series 2013 S1, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18		4,175	4,175,000
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.74%, 11/01/18		5,075	5,075,000

Security		Par (000)	Value
Pennsylvania (continued)
Montgomery County Industrial Development Authority (Big Little Associate Project), Series 1999A, RB, VRDN (Wells Fargo Bank NA LOC), 1.83%, 11/07/18	USD	110	$110,000
Pennsylvania Economic Development Financing Authority (PSEG Power LLC Project), Series 2007, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18		5,500	5,500,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.70%, 11/01/18(a)		13,000	13,000,000
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.63%, 11/07/18(a)(c)		7,595	7,595,000
Wisconsin Health & Education Facilities Tender Option Bond Trust Receipts/Certificates Various Trust, Series 2018-XM0613, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)		4,325	4,325,000

			73,790,000
South Carolina — 0.5%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.60%, 11/07/18(b)		19,225	19,225,000

Tennessee — 0.4%(b)
Clarksville Public Building Authority (Tennessee Municipal Bond), Series 1999, RB, VRDN (Bank of America NA LOC), 1.61%, 11/07/18		4,605	4,605,000
Tennessee Houshing Development Agency Resident Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-YX1087, RB, VRDN (Barclays Bank plc LIQ), 1.63%, 11/07/18(a)(c)		10,720	10,720,000

			15,325,000
Texas — 17.7%
Alorlene Texas Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-31, GO, (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		3,000	3,000,000
Austin Texas Electric Utility System Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0220, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.70%, 11/07/18(a)(b)(c)		27,745	27,745,000
Bexar County Housing Finance Corp. (AAMHA LLC Project), Series 2000, RB, VRDN (Fannie Mae LOC), 1.60%, 11/07/18(b)		2,805	2,805,000
City of Austin, Series 2008, Sub-Series A, RB, VRDN (Citibank NA LOC), 1.60%, 11/07/18(b)		7,345	7,345,000
City of Austin, Series 2008B, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.62%, 11/07/18(b)		4,700	4,700,000
City of Garland, Series 2018, 1.75%, 01/11/19		5,000	4,999,999
City of Houston Combined Utility System, Series 2004B-5, RB, VRDN (Wells Fargo Bank NA LOC), 1.60%, 11/07/18(b)		27,640	27,640,000
City of San Antonio, Series C, 1.78%, 12/21/18		55,000	54,999,807
City of San Antonio, Series C, 1.77%, 12/21/18		49,000	49,001,097
City of San Antonio, Series Sub-Series A-1, 1.75%, 12/06/18		13,000	12,999,844
County of Harris, Series E-1, 1.66%, 11/15/18		3,400	3,399,999
County of Harris, Series E-1, 1.74%, 11/15/18		18,500	18,500,911
Dallas Texas Water Works & Swear System Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2697, RB, VRDN (Citibank NA LIQ), 1.62%, 11/07/18(a)(b)(c)		6,000	6,000,000
Denton Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States (PSF-GTD), Series 2018-XF0648, GO, VRDN (Toronto-Dominion Bank LIQ), 1.63%, 11/07/18(a)(b)(c)		3,745	3,745,000

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (continued) October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Texas (continued)
Fort Bend Independent School District, Series A, 1.75%, 12/05/18	USD	2,500	$2,500,046
Fort Bend Independent School District, Series A, 1.76%, 12/05/18		7,250	7,250,046
Fort Bend Independent School District, Series A, 1.76%, 12/07/18		5,000	5,000,035
Harris County Cultural Education Facilities Finance Corp., Series C-1, 1.69%, 11/01/18		51,300	51,300,133
Harris County Cultural Education Facilities Finance Corp., Series C-1, 1.72%, 11/15/18		32,000	32,001,536
Harris County Cultural Education Facilities Finance Corp., Series C-2, 1.75%, 12/04/18		2,140	2,140,035
Harris County Cultural Education Facilities Finance Corp., Series Sub-Series C-1, RB, VRDN, 1.70%, 11/01/18(b)		56,415	56,415,000
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-2, RB, VRDN, 1.70%, 11/01/18(b)		28,610	28,610,000
Katy Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0163, GO, VRDN (Bank of America NA LIQ), 1.64%, 11/07/18(a)(b)(c)		3,015	3,015,000
Lamar Texas Cons Independent School District Tender Option Bond Trust Receipts/Certificates Various States (PSF-GTD), Series G-18, GO, (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		7,740	7,740,000
Laredo Texas Tender Option Bond Trust Receipts/Certificates Various States, Series G-60, GO, (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		3,000	3,000,000
Leander Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States (PSF-GTD), Series G-34, GO, (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		2,000	2,000,000
Lower CO River Authority Texas Tender Option Bond Trust Receipts/Certificates Various States, Series 2018E-122, RB, (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		24,000	24,000,000
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil Project), Series 2010, RB, VRDN, 1.66%, 11/01/18(b)		13,725	13,725,000
Lower Neches Valley Authority Industrial Development Corp. (Exxonmobil Project), Series A, RB, VRDN, 1.65%, 11/01/18(b)		15,270	15,270,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals & Refining USA, Inc.), Series 2012, RB, VRDN, 1.66%, 11/07/18(b)		6,000	6,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.66%, 11/07/18(b)		3,000	3,000,000
Port of Corpus Christi Authority of Nueces County (Flint Hills Resources LP), Series 2002B, RB, VRDN, 1.67%, 11/07/18(a)(b)		7,500	7,500,000
San Antonio Electric & Gas, Series B, 1.77%, 12/06/18		17,300	17,299,587
San Antonio Water System, Series Sub-Series A-1, 1.75%, 12/05/18		19,000	19,000,325
South Texas County College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018G-35, GO, (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(b)		7,135	7,135,000
State of Texas, Series 2015B, GO, VRDN (Federal Home Loan Bank SBPA), 1.64%, 11/07/18(b)		21,805	21,805,000
State of Texas, Series 2016, GO, VRDN (Helaba SBPA), 1.68%, 11/07/18(b)		36,035	36,035,000

Security		Par (000)	Value
Texas (continued)
State of Texas, Series 2018, RB, TAN, 4.00%, 08/29/19	USD	89,000	$90,393,140
Tarrant County Cultural Education Facilities Finance Corp. (Methodist Hospitals of Dallas Obligated Group), Series 2008-A, RB, VRDN (TD Bank NA LOC), 1.65%, 11/01/18(b)		6,495	6,495,000
Texas Water Development Board Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF2201, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		300	300,000
University of Texas System (The), Series A, 1.70%, 11/19/18		10,000	10,000,098

			705,811,638
Utah — 0.5%(b)
City of West Jordan (Broadmoor Village Apartments LLC), Series 2004, RB, VRDN (Freddie Mac LIQ), 1.66%, 11/07/18		9,675	9,675,000
County of Emery (PacifiCorp Project), Series 1994, RB, VRDN (Canadian Imperial Bank LOC), 1.63%, 11/07/18		9,000	9,000,000

			18,675,000
Virginia — 1.2%(b)
Alexandria Industrial Development Authority (Young Men’s Christian Association of Metropolitan Washington Facility), Series 1998, RB, VRDN (First National Bank of MD LOC), 1.70%, 11/07/18		1,315	1,315,000
Fairfax County Industrial Development Authority (Inova Health System Project), Series 2018C, RB, VRDN, 1.61%, 11/07/18		30,800	30,800,000
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.63%, 11/07/18(a)(c)		4,400	4,400,000
Norfolk Economic Development Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0183, RB, VRDN (Barclays Bank plc LIQ), 1.62%, 11/07/18(a)(c)		6,430	6,430,000
Virginia Commonwealth Transportation Board Trust Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0659, RB, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(a)(c)		6,000	6,000,000

			48,945,000
Washington — 0.3%(b)
Washington State Health Care Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2527, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(c)		1,875	1,875,000
Washington State Housing Finance Commission (Panorama Project), Series 2008, RB, VRDN (Wells Fargo Bank NA LOC), 1.60%, 11/07/18		4,000	4,000,000
Washington State Tender Options Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.75%, 11/07/18(a)(c)		6,920	6,920,000

			12,795,000
West Virginia — 0.3%
West Virginia Hospital Finance Authority, Series 2018C, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18(b)		10,380	10,380,000

Wisconsin — 1.1%(b)
Wisconsin Housing & Economic Development Authority, Series 2016C, RB, VRDN (Royal Bank of Canada SBPA), 1.60%, 11/07/18		16,100	16,100,000

40	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	MuniCash (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & Economic Development Authority, Series 2017D, RB, VRDN (Royal Bank of Canada SBPA), 1.60%, 11/07/18	USD	19,800	$19,800,000
Wisconsin Housing & Economic Development Authority, Series 2018E, RB, VRDN (Federal Home Loan Bank SBPA), 1.60%, 11/07/18		9,150	9,150,000

			45,050,000
Wyoming — 0.7%(b)
County of Uinta (Chevron USA, Inc. Project), Series 1993, RB, VRDN, 1.66%, 11/01/18		16,500	16,500,000
Wyoming Community Development Authority, Series 2018-2, RB, VRDN (Royal Bank of Canada SBPA), 1.60%, 11/07/18		9,750	9,750,000

			26,250,000

Total Municipal Bonds — 95.7% (Cost: $3,824,689,174)			3,824,639,889

Closed-End Investment Companies — 3.3%

California — 0.9%(b)
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.61%, 11/07/18		12,000	12,000,000
Nuveen California AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LIQ), 1.61%, 11/07/18(a)		25,000	25,000,000

			37,000,000
Massachusetts — 0.1%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.68%, 11/07/18(a)(b)		2,900	2,900,000

Security		Par (000)	Value
New York — 1.9%(b)
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.66%, 11/07/18	USD	49,500	$49,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto-Dominion Bank LIQ), 1.64%, 11/07/18(a)		27,000	27,000,000

			76,500,000
Other — 0.4%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, 1.69%, 11/07/18(b)		14,300	14,300,000

Total Closed-End Investment Companies — 3.3% (Cost: $130,700,000)			130,700,000

Total Investments — 99.0% (Cost: $3,955,389,174)(e)			3,955,339,889
Other Assets Less Liabilities — 1.0%			39,104,720

Net Assets — 100.0%			$3,994,444,609

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security.
(e)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$3,955,339,889	$—	$3,955,339,889

(a)	See above Schedule of Investments for values in each state.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments October 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 92.7%

Alaska — 3.0%
Alaska Housing Finance Corp., Series 2007D, RB, VRDN (Federal Home Loan Bank SBPA), 1.58%, 11/07/18(a)	USD	6,400	$6,400,000

California — 2.5%
Alameda County Joint Powers Authority, Series 2018, 1.71%, 12/05/18		500	500,000
California Pollution Control Financing Authority (Pacific Gas & Electric Co.), Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 1.70%, 11/01/18(a)		800	800,000
State of California Department of Water Resources, Series 2, 1.70%, 11/26/18		4,000	4,000,000

			5,300,000
Colorado — 2.4%(a)
Colorado Health Facilities Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0667, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(b)(c)		1,000	1,000,000
Colorado Housing & Finance Authority, Series 2006A-2, RB, VRDN (Federal Home Loan Bank SBPA), 1.70%, 11/07/18		100	100,000
County of Arapahoe, Series 2001, RB, VRDN (Freddie Mac LOC), 1.62%, 11/07/18		2,000	2,000,000
Sheridan Redevelopment Agency (South Santa Fe Drive Corridor Redevelopment Project), Series 2011A-1, VRDN (JP Morgan Chase Bank NA LOC), 1.67%, 11/07/18		2,090	2,090,000

			5,190,000
Connecticut — 1.1%
Town of Colchester, Series 2018, GO, BAN, 3.00%, 10/16/19		2,430	2,452,763

District of Columbia — 0.4%
District of Columbia (Community Connections Real Estate Foundation), Series 2007A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(a)		900	900,000

Florida — 3.9%
Cape Coral Water & Sewer Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1071, RB, VRDN (Barclays Bank plc LOC), 1.64%, 11/07/18(a)(b)(c)		1,000	1,000,000
City of Gainesville Utilities System, Series 2007A, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.62%, 11/07/18(a)		1,990	1,990,000
Escambia County Health Facilities Authority (Azalea Trace, Inc.), Series 2003B, RB, VRDN (TD Bank NA SBPA), 1.74%, 11/01/18(a)		3,005	3,005,000
Miami-Dade Water & Sewer Department, Series A-1, 1.70%, 11/01/18		2,500	2,500,000

			8,495,000
Georgia — 1.3%
Municipal Electric Authority of Georgia (Municipal Electric Authority of Georgia Project), Series 2008B, Sub-Series B, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.78%, 11/07/18(a)		2,875	2,875,000

Illinois — 3.2%
City of Chicago, Series 2009B-2, (MUFG Bank Ltd. LOC), 1.76%, 12/12/18		1,000	1,000,000
Illinois Finance Authority (Advocate Health Care Network), Series 2008C-1, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.64%, 11/07/18(a)		2,100	2,100,000

Security		Par (000)	Value
Illinois (continued)
Illinois Finance Authority (Advocate Health Care Network Obligated Group), Series 2008C, Sub-Series C-2B, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.64%, 11/07/18(a)	USD	1,450	$1,450,000
Illinois Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XG0133, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.64%, 11/07/18(a)(b)(c)		1,280	1,280,000
Illinois Housing Development Authority, Series 2018, Sub-Series A-2, RB, VRDN (Federal Home Loan Bank SBPA), 1.61%, 11/07/18(a)		1,000	1,000,000

			6,830,000
Indiana — 5.3%(a)
Indiana Finance Authority, Series 2016B, RB, VRDN (Wells Fargo Bank NA LOC), 1.58%, 11/07/18		7,000	7,000,000
Indiana Finance Authority (Convention Center Expansion Project), Series 2008, RB, VRDN (BMO Harris Bank NA SBPA), 1.64%, 11/07/18		1,765	1,765,000
Indianapolis Local Public Improvement Bond Bank, Series 2016-XG0024, RB, VRDN (Citibank NA LIQ), 1.69%, 11/07/18(c)		2,600	2,600,000

			11,365,000
Iowa — 3.4%
Iowa Finance Authority (CJ Bio America, lnc.), Series 2012, RB, VRDN (Korea Development Bank LOC), 1.92%, 11/07/18(a)(c)	USD	7,300	7,300,000

Kansas — 0.5%
RBC Municipal Products, Inc. Trust, Series 2018G-23, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(c)		1,000	1,000,000

Kentucky — 0.2%
Kentucky Economic Development Financing Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0161, RB, VRDN (Bank of America NA LIQ), 1.77%, 11/07/18(a)(b)(c)		500	500,000

Louisiana — 3.3%
Louisiana Public Facilities Authority (Air Products & Chemicals, Inc. Project), Series 2010, RB, VRDN, 1.64%, 11/07/18(a)		7,200	7,200,000

Maryland — 2.2%
County of Baltimore (Odyssey School Facility (The)), Series 2001, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(a)		1,170	1,170,000
County of Montgomery, Series 2009A, 1.70%, 11/01/18		1,000	1,000,000
Maryland Economic Development Corp. (Howard Hughes Medical Institute Project), Series 2008A, RB, VRDN, 1.62%, 11/07/18(a)		2,565	2,565,000

			4,735,000
Massachusetts — 1.9%
Town of Norwood, Series 2017, GO, BAN, 2.50%, 12/20/18		3,000	3,004,365
University of Massachusetts Building Authority, Series A-1, 1.77%, 12/11/18		1,000	1,000,000

			4,004,365
Michigan — 0.5%
Board of Trustees of Michigan State University, Series F, 1.76%, 12/03/18		1,000	1,000,000

42	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Minnesota — 0.0%
Minnesota Higher Education Facilities Authority (The College of Saint Catherine), Series 2002 FIVE-N2, RB, VRDN (U.S. Bank NA LOC), 1.60%, 11/07/18(a)(d)	USD	100	$100,000

Mississippi — 2.3%(a)
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010K, RB, VRDN, 1.67%, 11/01/18		2,000	2,000,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series 2010L, RB, VRDN, 1.67%, 11/01/18		2,000	2,000,000
Mississippi Business Finance Corp. (Chevron USA, Inc. Project), Series B, RB, VRDN, 1.67%, 11/01/18		900	900,000

			4,900,000
Missouri — 1.4%
RBC Municipal Products, Inc. Trust, Series C-16, RB, VRDN (Royal Bank of Canada LOC), 1.66%, 11/07/18(a)(c)		3,000	3,000,000

Nebraska — 1.9%
Lincoln Nebraska Electric, Series 1995, 1.72%, 11/05/18		1,000	1,000,000
Omaha Public Power District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2551, RB, VRDN (Citibank NA LIQ), 1.65%, 11/07/18(a)(b)(c)		3,000	3,000,000

			4,000,000
New Jersey — 0.4%
Somerset County Improvement Authority (Township of Hillsborough Project), Series 2018, RB, 3.00%, 06/06/19		900	905,827

New York — 15.4%
City of New York, Series 2012G, Sub-Series G-6, GO, VRDN (Mizuho Bank Ltd. LOC), 1.70%, 11/01/18(a)		400	400,000
City of New York, Series 2014I, Sub-Series I-2, GO, VRDN (JP Morgan Chase Bank NA SBPA), 1.68%, 11/01/18(a)		4,600	4,600,000
City of New York, Series 2017A, Sub-Series A-5, GO, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.72%, 11/01/18(a)		700	700,000
Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0572, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		2,555	2,555,000
New York City Housing Development Corp., Series 2018J, RB, VRDN, 1.80%, 02/01/19(a)		1,000	1,000,000
New York City Municipal Water Finance Authority, Series 2011FF, Sub-Series FF-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.69%, 11/01/18(a)		7,800	7,800,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.61%, 11/07/18(a)		2,200	2,200,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub-Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.70%, 11/01/18(a)		600	600,000
New York City Transitional Finance Authority Future Tax Secured, Series 2019, Sub-Series A-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.68%, 11/01/18(a)		600	600,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0566, RB, VRDN (Toronto-Dominion Bank LIQ), 1.62%, 11/07/18(a)(b)(c)		800	800,000
New York City Transitional Finance Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2529, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		1,000	1,000,000

Security		Par (000)	Value
New York (continued)
New York City Water & Sewer System, Series 2009, Sub-Series BB-1, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale SBPA), 1.68%, 11/01/18(a)	USD	500	$500,000
New York City Water & Sewer System, Series 2014AA, Sub-Series AA-1, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.70%, 11/01/18(a)		1,635	1,635,000
New York Power Authority, Series 2018, 1.77%, 12/05/18		2,000	2,000,000
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.68%, 11/07/18(a)		1,350	1,350,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(a)		1,140	1,140,000
RBC Municipal Products, Inc. Trust, Series 2018E-118, GO, VRDN (Royal Bank of Canada LOC), 1.70%, 11/01/18(a)(c)		2,000	2,000,000
RBC Municipal Products, Inc. Trust, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(c)		2,000	2,000,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(a)(b)(c)		175	175,000

			33,055,000
North Carolina — 0.4%
County of New Hanover, Series 2006, GO, VRDN (Wells Fargo Bank NA SBPA), 1.60%, 11/07/18(a)		905	905,000

Ohio — 3.9%
American Municipal Power, Inc., Series 2018, RB, BAN, 3.00%, 06/27/19		1,500	1,510,700
American Municipal Power, Inc. (Village of Genoa Project), Series 2017, RB, BAN, 2.25%, 12/13/18		500	500,431
American Municipal Power, Inc. (Village of Holiday City Project), Series 2018, RB, BAN, 3.00%, 04/30/19		904	908,207
American Municipal Power, Inc. (Village Of Jackson Center Project), Series 2018, RB, BAN, 3.00%, 08/15/19		240	241,875
American Municipal Power, Inc. (Village of Monroeville Project), Series 2018, RB, BAN, 3.00%, 04/25/19		460	462,192
City of Berea, Series 2018, GO, BAN, 2.25%, 03/14/19		1,000	1,002,627
City of Uhrichsville, Series 2018, GO, BAN, 3.00%, 06/26/19		855	861,268
Ohio State Hospital Facility Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0573, RB, VRDN (Toronto-Dominion Bank LIQ), 1.63%, 11/07/18(a)(b)(c)		350	350,000
RBC Municipal Products, Inc. Trust, Series G-54, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(c)		1,000	1,000,000
Village of Oakwood, Series 2018, GO, BAN, 3.13%, 09/19/19		1,000	1,010,163
Village of Woodmere, Series 2018, GO, BAN, 3.00%, 10/02/19		580	585,217

			8,432,680
Oregon — 0.4%
Oregon Education Districts, Series 2018A, COP, 2.50%, 12/31/18		900	900,995

Pennsylvania — 3.3%(a)
Montgomery County Industrial Development Authority (ACTS Retirement-Life Communities, Inc.), Series 2002, RB, VRDN (TD Bank NA SBPA), 1.74%, 11/01/18		4,065	4,065,000
RBC Municipal Products, Inc. Trust, Series 2017E-111, RB, VRDN (Royal Bank of Canada LOC), 1.70%, 11/01/18(c)		2,000	2,000,000

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (continued) October 31, 2018	MuniFund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Pennsylvania (continued)
Westmoreland County Municipal Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-YX1075, RB, VRDN (Barclays Bank plc LOC), 1.63%, 11/07/18(b)(c)	USD	1,000	$1,000,000

			7,065,000
South Carolina — 0.7%
City of Columbia, Series 2009, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.60%, 11/07/18(a)		1,600	1,600,000

Texas — 17.4%
City of Austin, Series 2008, Sub-Series A, RB, VRDN (Citibank NA LOC), 1.60%, 11/07/18(a)		2,000	2,000,000
City of San Antonio, Series C, 1.77%, 12/21/18		2,000	2,000,000
City of San Antonio, Series Sub-Series A-1, 1.75%, 12/06/18		2,000	2,000,000
City of San Antonio, Series Sub-Series A-1, 1.77%, 12/11/18		2,000	2,000,000
Gulf Coast Industrial Development Authority (Exxonmobil Project), Series 2012, RB, VRDN, 1.68%, 11/01/18(a)		8,000	8,000,000
Harris County Health Facilities Development Corp. (Methodist Hospital Obligated Group), Series 2008A-2, RB, VRDN, 1.70%, 11/01/18(a)		5,800	5,800,000
Katy Texas Independent School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XG0163, GO, VRDN (Bank of America NA LIQ), 1.64%, 11/07/18(a)(b)(c)		1,000	1,000,000
Port of Arthur Navigation District Industrial Development Corp. (Total Petrochemicals USA, Inc. Project), Series 2010 A, RB, VRDN, 1.66%, 11/07/18(a)		1,000	1,000,000
Port of Port Arthur Navigation District (ATOFINA Petrochemicals, Inc.), Series 2002C, RB, VRDN, 1.66%, 11/07/18(a)		1,500	1,500,000
RBC Municipal Products, Inc. Trust, Series 2018E-122, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(c)		1,000	1,000,000
RBC Municipal Products, Inc. Trust, Series G-62, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(c)		2,000	2,000,000
San Antonio Electric & Gas, Series B, 1.77%, 12/06/18		1,000	1,000,000
San Antonio Water System, Series Sub-Series A-1, 1.75%, 12/05/18		1,000	1,000,000
State of Texas, Series 2018, RB, TAN, 4.00%, 08/29/19		7,000	7,112,062

			37,412,062
Utah — 4.4%(a)
City of Murray (IHC Health Services, Inc.), Series 2003A, RB, VRDN, 1.60%, 11/07/18		7,000	7,000,000
County of Weber (IHC Health Services, Inc.), Series 2000C, RB, VRDN (Bank of New York Mellon SBPA), 1.67%, 11/01/18		2,360	2,360,000

			9,360,000
Virginia — 0.3%
Hampton Roads Transport Accountant Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF0606, RB, VRDN (Bank of America NA LIQ), 1.63%, 11/07/18(a)(b)(c)		700	700,000

Washington — 2.0%(a)
Washington State Housing Finance Commission, Series 2016VR-1N, RB, VRDN (State Street Bank & Trust Co. SBPA), 1.60%, 11/07/18		2,650	2,650,000
Washington State Housing Finance Commission (Living Care Center Project), Series 2000, RB, VRDN (Wells Fargo Bank NA LOC), 1.61%, 11/07/18		700	700,000

Security		Par (000)	Value
Washington (continued)
Washington State Tender Options Bond Trust Receipts/Certificates Various States, Series 2016-XL0007, RB, VRDN (Barclays Bank plc LIQ), 1.75%, 11/07/18(b)(c)	USD	1,000	$1,000,000

			4,350,000
Wisconsin — 3.4%
Wisconsin Housing & Economic Development Authority, Series 2017C-4, RB, VRDN (Federal Home Loan Bank SBPA), 1.68%, 11/07/18(a)		7,355	7,355,000

Total Municipal Bonds — 92.7% (Cost: $199,588,692)			199,588,692

Closed-End Investment Companies — 4.3%
Massachusetts — 1.9%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2013, VRDP, (Citibank NA LIQ), 1.68%, 11/07/18(a)(c)		4,000	4,000,000

New York — 2.1%(a)
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.66%, 11/07/18		1,500	1,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Toronto-Dominion Bank LIQ), 1.64%, 11/07/18(c)		3,000	3,000,000

			4,500,000
Other — 0.3%
Nuveen AMT-Free Quality Municipal Income Fund, Series 2016, VRDP, (Sumitomo Mitsui Banking LOC), 1.69%, 11/07/18(a)		700	700,000

Total Closed-End Investment Companies — 4.3% (Cost: $9,200,000)			9,200,000

Total Investments — 97.0% (Cost: $208,788,692)(e)			208,788,692
Other Assets Less Liabilities — 3.0%			6,363,991

Net Assets — 100.0%			$215,152,683

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Cost for U.S. federal income tax purposes.

44	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	MuniFund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$208,788,692	$—	$208,788,692

(a)	See above Schedule of Investments for values in each state.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments October 31, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 88.6%

California — 88.6%
Abag Finance Authority for Nonprofit Corp., Series 2011A, RB, VRDN (Freddie Mac LOC), 1.28%, 11/07/18(a)	USD	700	$700,000
Bay Area Toll Authority, Series 2007A-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.10%, 11/07/18(a)		6,800	6,800,000
Bay Area Toll Authority, Series 2007C-2, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.24%, 11/07/18(a)		200	200,000
California Educational Facilities Authority (California Institute of Technology), Series 2006, RB, VRDN, 1.27%, 11/07/18(a)		6,000	6,000,000
California Educational Facilities Authority (California Institute of Technology), Series 2006B, RB, VRDN, 1.26%, 11/07/18(a)		465	465,000
California Health Facilities Financing Authority (Stanford Health Care Obligated Group), Series 2008, RB, VRDN, 1.30%, 11/07/18(a)		11,200	11,200,000
California Health Facilities Financing Authority, Series 2009C, RB, VRDN (U.S. Bank NA LOC), 1.28%, 11/07/18(a)		2,025	2,025,000
California Health Facilities Financing Authority, Series 2009D, RB, VRDN (U.S. Bank NA LOC), 1.28%, 11/07/18(a)		5,630	5,630,000
California Health Facilities Financing Authority, Series 2011B, RB, VRDN (Bank of Montreal LOC), 1.20%, 11/07/18(a)		5,550	5,550,000
California Health Facilities Financing Authority, Series 2011C, RB, VRDN (Bank of Montreal LOC), 1.28%, 11/07/18(a)		700	700,000
California Health Facilities Financing Authority (Children’s Hospital of Orange County), Series 2009B, RB, VRDN (U.S. Bank NA LOC), 1.28%, 11/07/18(a)		100	100,000
California Health Facilities Funding Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2015-XF0152, RB, VRDN (Bank of America NA LIQ), 1.62%, 11/07/18(a)(b)(c)		3,690	3,690,000
California Municipal Finance Authority (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 1.43%, 11/01/18(a)		2,300	2,300,000
California Municipal Finance Authority (Chevron USA, Inc. Project), Series 2010A, RB, VRDN, 1.35%, 11/01/18(a)		150	150,000
California Pollution Control Financing Authority (Pacific Gas & Electric Co.), Series 1996C, RB, VRDN (Mizuho Bank Ltd. LOC), 1.70%, 11/01/18(a)		8,300	8,300,000
California Statewide Communities Development Authority, Series 2008B, RB, VRDN (Wells Fargo Bank NA LOC), 1.23%, 11/01/18(a)		6,700	6,700,000
Chaffey California Joint Union High School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0548, GO, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(a)(b)(c)		1,700	1,700,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-1, RB, VRDN (Bank of America NA LOC), 1.31%, 11/07/18(a)		100	100,000
City & County of San Francisco (1601 Mariposa Apartments), Series 2017B-2, RB, VRDN (Bank of America NA LOC), 1.31%, 11/07/18(a)		590	590,000
City of Irvine, Series 2000, VRDN (Sumitomo Mitsui Banking LOC), 1.33%, 11/07/18(a)		2,500	2,500,000
City of Modesto, Series 2008A, COP, VRDN (JP Morgan Chase Bank NA LOC), 1.20%, 11/07/18(a)		1,000	1,000,000
County of Riverside (Public Saftey Communication And Woodcrest Library Projects), Series 2009, COP, VRDN (Bank of America NA LOC), 1.41%, 11/07/18(a)		1,500	1,500,000
Eastern Municipal Water District, Series 2015A, RB, VRDN (Toronto-Dominion Bank SBPA), 1.46%, 11/01/18(a)		1,200	1,200,000
Eastern Municipal Water District, Series 2017B, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.30%, 11/07/18(a)		400	400,000

Security		Par (000)	Value
California (continued)
Hartnell Community College District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0587, GO, VRDN (Toronto-Dominion Bank LIQ), 1.62%, 11/07/18(a)(b)(c)	USD	1,150	$1,150,000
Imperial Irrigation District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XM0488, RB, VRDN (Royal Bank of Canada LIQ), 1.65%, 11/07/18(a)(b)(c)		3,400	3,400,000
Imperial Irrigation District Electric Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XM0611, RB, VRDN (JP Morgan Chase Bank NA LIQ), 1.61%, 11/07/18(a)(b)(c)		3,600	3,600,000
Irvine Ranch Water District, Series 1993, VRDN (U.S. Bank NA LOC), 1.27%, 11/01/18(a)		400	400,000
Los Angeles Community Redevelopment Agency (Promenade Towers Project), Series 2000, RB, VRDN (Freddie Mac LIQ), 1.39%, 11/07/18(a)		2,600	2,600,000
Los Angeles County Metropolitan Transportation Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2532, RB, VRDN (Citibank NA LIQ), 1.56%, 11/07/18(a)(b)(c)		1,570	1,570,000
Los Angeles Department of Water & Power Power System, Series 2001B, Sub-Series B-1, RB, VRDN (Royal Bank of Canada SBPA), 1.22%, 11/07/18(a)		4,000	4,000,000
Los Angeles Department of Water & Power Power System, Series 2001B, Sub-Series B-7, RB, VRDN (TD Bank NA SBPA), 1.27%, 11/07/18(a)		3,000	3,000,000
Metropolitan Water District of Southern California, Series A, RB, VRDN (Citibank NA SBPA), 1.32%, 11/01/18(a)		675	675,000
Metropolitan Water District of Southern California, Series A-1, RB, VRDN (Toronto-Dominion Bank SBPA), 1.40%, 11/01/18(a)		1,100	1,100,000
Metropolitan Water District of Southern California, Series A-2, RB, VRDN (Toronto-Dominion Bank SBPA), 1.40%, 11/01/18(a)		5,500	5,500,000
Northern California Power Agency (Hydroelectric Project), Series 2008A, RB, VRDN (Bank of Montreal LOC), 1.28%, 11/07/18(a)		475	475,000
Orange County Water District, Series 2003A, COP, VRDN (Citibank NA LOC), 1.27%, 11/07/18(a)		370	370,000
RBC Municipal Products, Inc. Trust, Series G-78, GO, VRDN (Royal Bank of Canada LOC), 1.60%, 11/07/18(a)(c)		2,000	2,000,000
Sacramento County Sanitation Districts Financing Authority, Series C, RB, VRDN (Bank of America NA LOC), 1.38%, 11/07/18(a)		600	600,000
Sacramento Transportation Authority, Series 2015A, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.20%, 11/07/18(a)		7,000	7,000,000
San Diego County Regional Transportation Commission, Series 2008A, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.32%, 11/07/18(a)		450	450,000
San Diego County Regional Transportation Commission, Series 2008C, RB, VRDN (Bank of America NA SBPA), 1.20%, 11/07/18(a)		13,100	13,100,000
San Diego Housing Authority (Park & Market Apartments Obligated Group), Series 2017A, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.33%, 11/07/18(a)		445	445,000
San Francisco California Bay Area Rapid Transit District Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF2449, GO, VRDN (Citibank NA LIQ), 1.56%, 11/07/18(a)(b)(c)		200	200,000

46	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	California Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
California (continued)
San Francisco City & County Airport Commission San Francisco International Airport, Series 2018B, RB, VRDN (Barclays Bank plc LOC), 1.33%, 11/07/18(a)	USD	8,000	$8,000,000
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay North Public Improvements), Series 2002, VRDN (Bank of America NA LOC), 1.31%, 11/07/18(a)		600	600,000
San Francisco City and County Public Utilities Commission, Series A-1, (Bank of America NA LOC), 1.69%, 11/28/18		2,689	2,689,060
San Jose California Unified School District Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2534, GO, VRDN (Citibank NA LIQ), 1.56%, 11/07/18(a)(b)(c)		900	900,000
Santa Clara Valley Transportation Authority (Silicon Valley Rapid Transit Project), Series 2008C, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.20%, 11/07/18(a)		5,225	5,225,000
Santa Clara Valley Transportation Authority (Silicon Valley Rapid Transit Project), Series 2008D, RB, VRDN (Sumitomo Mitsui Banking SBPA), 1.32%, 11/07/18(a)		865	865,000
State of California, Series 2005A3, GO, VRDN (Mizuho Bank Ltd. LOC), 1.30%, 11/07/18(a)		305	305,000
State of California Department of Water Resources, Series 2, (Wells Fargo Credit Agreement), 1.71%, 12/04/18		3,000	2,999,997
University of California, Series 2013AL-4, RB, VRDN, 1.50%, 11/01/18(a)		7,200	7,200,000

Total Municipal Bonds — 88.6% (Cost: $149,919,000)			149,919,057

Total Investments — 88.6% (Cost: $149,919,000)(d)			149,919,057
Other Assets Less Liabilities — 11.4%			19,373,567

Net Assets — 100.0%			$169,292,624

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$149,919,057	$—	$149,919,057

(a)	See above Schedule of Investments for values in the state.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments October 31, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
Municipal Bonds — 98.6%

New York — 98.6%
Albany Industrial Development Agency (Corning Preserve/Hudson Riverfront Development Project), Series 2002, RB, VRDN (Keybank NA LOC), 1.63%, 11/07/18(a)	USD	635	$635,000
Amherst Development Corp. (Asbury Pointe, Inc. Project), Series 2011A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(a)		1,800	1,800,000
City of New York, Series 2012G, Sub-Series G-7, GO, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.66%, 11/01/18(a)		1,525	1,525,000
County of Onondaga (Syracuse University Project), Series 2010A, RB, VRDN (Wells Fargo Bank NA LOC), 1.61%, 11/07/18(a)		200	200,000
East Rochester Housing Authority (Park Ridge Nursing Home, Inc. Project), Series 2008, RB, VRDN (M&T Bank LOC), 1.65%, 11/07/18(a)		1,765	1,765,000
Franklin County Civic Development Corp. (Alice Hyde Medical Center Project), Series 2013A, RB, VRDN (HSBC Bank USA NA LOC), 1.63%, 11/07/18(a)		1,130	1,130,000
Hudson YDS Infrastructure Corp. New York Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0550, RB, VRDN (Toronto-Dominion Bank LIQ), 1.65%, 11/07/18(a)(b)(c)		2,000	2,000,000
Metropolitan Transportation Authority, Series 2005D, Sub-Series D-2, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.66%, 11/01/18(a)		150	150,000
Metropolitan Transportation Authority, Series 2012G, Sub-Series G-2, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18(a)		400	400,000
Metropolitan Transportation Authority, Series A-1, RB, VRDN (TD Bank NA LOC), 1.65%, 11/01/18(a)		200	200,000
Metropolitan Transportation Authority, Series Sub-Series 2002B-1, RB, VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 1.60%, 11/07/18(a)		700	700,000
Nassau Health Care Corp. (Nassau County Guaranteed), Series 2009C, Sub-Series C-2, RB, VRDN (Wells Fargo Bank NA LOC), 1.62%, 11/07/18(a)		1,100	1,100,000
New York City Health & Hospital Corp. (HHC Capital Corp.), Series 2008C, RB, VRDN (TD Bank NA LOC), 1.58%, 11/07/18(a)		300	300,000
New York City Housing Development Corp., Series 2006A, RB, VRDN (Fannie Mae LOC), 1.62%, 11/07/18(a)		380	380,000
New York City Housing Development Corp., Series 2009A, RB, VRDN (Freddie Mac LOC), 1.55%, 11/07/18(a)		450	450,000
New York City Housing Development Corp., Series A, RB, VRDN (Fannie Mae LOC), 1.61%, 11/07/18(a)		1,415	1,415,000
New York City Housing Development Corp., Series C-4, RB, VRDN (Wells Fargo Bank NA SBPA), 1.58%, 11/07/18(a)		1,700	1,700,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013A, Sub-Series A-4, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.68%, 11/01/18(a)		1,200	1,200,000
New York City Transitional Finance Authority Future Tax Secured, Series 2013C, Sub-Series C-5, RB, VRDN (Sumitomo Mitsui Banking LOC), 1.61%, 11/07/18(a)		100	100,000
New York City Transitional Finance Authority Future Tax Secured, Series 2014, Sub-Series D-3, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.70%, 11/01/18(a)		700	700,000
New York City Water & Sewer System, Series 2008BB, RB, VRDN (Bank of America NA SBPA), 1.65%, 11/01/18(a)		1,000	1,000,000
New York City Water & Sewer System, Series 2012, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. SBPA), 1.65%, 11/01/18(a)		900	900,000

Security		Par (000)	Value
New York (continued)
New York City Water & Sewer System, Series 2015, Sub-Series BB-4, RB, VRDN (Barclays Bank plc SBPA), 1.67%, 11/01/18(a)	USD	200	$200,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2016-XF2344, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		200	200,000
New York Environmental Facilities Corporation Clean Water Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2586, RB, VRDN (Citibank NA LIQ), 1.61%, 11/07/18(a)(b)(c)		1,100	1,100,000
New York Local Government Assistance Corp., Series 2008B-7V, RB, VRDN (JP Morgan Chase Bank NA SBPA), 1.62%, 11/07/18(a)		500	500,000
New York Power Authority, Series 2018, 1.72%, 12/04/18		2,400	2,400,020
New York State Dormitory Authority, Series 2005B, RB, VRDN (Mizuho Bank Ltd. LOC), 1.68%, 11/07/18(a)		200	200,000
New York State Dormitory Authority, Series 2006, RB, VRDN (Fannie Mae LOC), 1.60%, 11/07/18(a)		1,200	1,200,000
New York State Dormitory Authority, Series 2008A-1, RB, VRDN (Bank of America NA LOC), 1.58%, 11/07/18(a)		625	625,000
New York State Dormitory Authority, Series 2008C, RB, VRDN (Bank of America NA LOC), 1.63%, 11/07/18(a)		1,690	1,690,000
New York State Dormitory Authority (St John’s University), Series 2008B-1, RB, VRDN (Bank of America NA LOC), 1.52%, 11/07/18(a)		270	270,000
New York State Dormitory Authority (Trustees of Columbia University), Series 2003B, RB, VRDN, 1.34%, 11/07/18(a)		300	300,000
New York State Dormitory Authority (University of Rochester), Series 2003A, RB, VRDN (JP Morgan Chase Bank NA LOC), 1.68%, 11/01/18(a)		490	490,000
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.), Series 2005A, Sub-Series A-2, RB, VRDN (Mizuho Bank Ltd. LOC), 1.63%, 11/07/18(a)		300	300,000
New York State Housing Finance Agency, Series 2009A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.69%, 11/01/18(a)		1,900	1,900,000
New York State Housing Finance Agency, Series 2014A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.69%, 11/01/18(a)		1,000	1,000,000
New York State Housing Finance Agency, Series 2016A, RB, VRDN (Wells Fargo Bank NA LOC), 1.59%, 11/07/18(a)		1,025	1,025,000
New York State Housing Finance Agency (42nd and 10th Associates LLC), Series 2008A, RB, VRDN (Freddie Mac LOC), 1.59%, 11/07/18(a)		2,000	2,000,000
New York State Housing Finance Agency (Barclay Street Realty LLC), Series 2004A, RB, VRDN (Fannie Mae LOC), 1.61%, 11/07/18(a)		1,200	1,200,000
New York State Housing Finance Agency (Clinton Park Development LLC), Series 2010A, RB, VRDN (Freddie Mac LIQ), 1.59%, 11/07/18(a)		100	100,000
New York State Housing Finance Agency (Historic Front Street Housing), Series 2003A, RB, VRDN (Landesbank Hessen-Thuringen Girozentrale LOC), 1.60%, 11/07/18(a)		300	300,000
New York Urban Development Corporation Tender Option Bond Trust Receipts/Certificates Various States, Series 2018-XF2521, RB, VRDN (Citibank NA LIQ), 1.63%, 11/07/18(a)(b)(c)		2,700	2,700,000
Oneida County Industrial Development Agency (Mohawk Valley Community College Dormitory Corp. Project), Series 2004 A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(a)		475	475,000

48	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (continued) October 31, 2018	New York Money Fund (Percentages shown are based on Net Assets)

Security		Par (000)	Value
New York (continued)
RBC Municipal Products, Inc. Trust, Series 2018G-5, GO, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(c)	USD	2,100	$2,100,000
RBC Municipal Products, Inc. Trust, Series E-126, RB, VRDN (Royal Bank of Canada LOC), 1.63%, 11/07/18(a)(c)		500	500,000
Rensselaer County Industrial Development Agency (Sage Colleges (The)), Series 2002A, RB, VRDN (Manufacturers & Traders LOC), 1.65%, 11/07/18(a)		1,860	1,860,000
Syracuse Industrial Development Agency (Syracuse University Project), Series 2005B, RB, VRDN (U.S. Bank NA LOC), 1.59%, 11/07/18(a)		510	510,000
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Various States, Series 2017-XF0536, RB, VRDN (Royal Bank of Canada LIQ), 1.63%, 11/07/18(a)(b)(c)		345	345,000
Westchester County Industrial Development Agency (Northern Westchester Hospital Association), Series 2004, RB, VRDN (TD Bank NA LOC), 1.60%, 11/07/18(a)		200	200,000

Total Municipal Bonds — 98.6% (Cost: $45,440,000)			45,440,020

Closed-End Investment Companies — 1.1%

New York — 1.1%
Nuveen New York AMT-Free Quality Municipal Income Fund, Series 2010, VRDP, (Citibank NA LIQ), 1.66%, 11/07/18(a)		500	500,000

Total Closed-End Investment Companies — 1.1% (Cost: $500,000)			500,000

Total Investments — 99.7% (Cost: $45,940,000)(d)			45,940,020
Other Assets Less Liabilities — 0.3%			126,349

Net Assets — 100.0%			$46,066,369

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Cost for U.S. federal income tax purposes.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$45,940,020	$—	$45,940,020

(a)	See above Schedule of Investments for values in each state.

During the year ended October 31, 2018, there were no transfers between levels.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities

October 31, 2018

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

ASSETS
Investments at value — unaffiliated(a)	$3,148,679,273	$44,588,088,023	$3,761,291,327	$9,951,107,992	$26,167,369,562
Cash	94,066,900	3,985,404,836	91,640,873	324,918,285	3,016,388,537
Repurchase agreements at value — unaffiliated(b)	—	39,346,598,407	1,066,500,000	2,866,500,000	44,443,730,745
Receivables:
Investments sold	—	66,159,013	—	—	55,935,875
Capital shares sold	—	—	—	50,527,635	—
Interest — unaffiliated	976,664	45,908,243	4,673,837	10,841,304	37,955,764
From the Manager	5,968	83,748	—	22,784	75,124
Prepaid expenses	66,431	426,627	685,906	110,908	1,442,082

Total assets	3,243,795,236	88,032,668,897	4,924,791,943	13,204,028,908	73,722,897,689

LIABILITIES
Payables:
Investments purchased	139,528,375	242,582,804	40,000,000	120,000,000	1,982,518,044
Board realignment and consolidation	3,686	46,670	4,188	29,715	53,527
Custodian fees	11,694	206,124	16,561	37,123	189,276
Income dividend distributions	3,709,872	79,905,360	8,635,826	11,941,995	61,927,935
Management fees	395,908	11,851,702	352,326	1,947,822	9,434,688
Trustees’ and Officer’s fees	36,186	26,715	38	—	11,792
Printing fees	30,656	37,861	13,104	33,949	29,683
Professional fees	81,660	530,536	74,408	163,691	415,760
Service and distribution fees	18,249	1,939,428	2,115	439,614	1,151,408
Transfer agent fees	26,779	305,114	9,724	206,277	185,892
Other accrued expenses	91,045	1,975,684	355,121	256,572	1,581,974

Total liabilities	143,934,110	339,407,998	49,463,411	135,056,758	2,057,499,979

NET ASSETS	$3,099,861,126	$87,693,260,899	$4,875,328,532	$13,068,972,150	$71,665,397,710

NET ASSETS CONSIST OF
Paid-in capital	$3,099,731,786	$87,692,448,281	$4,874,955,135	$13,066,827,705	$71,663,795,260
Accumulated earnings	129,340	812,618	373,397	2,144,445	1,602,450

NET ASSETS	$3,099,861,126	$87,693,260,899	$4,875,328,532	$13,068,972,150	$71,665,397,710

(a) Investments at cost — unaffiliated	$3,148,679,273	$44,588,088,023	$3,760,980,999	$9,950,397,440	$26,167,369,562
(b) Repurchase agreements at cost — unaffiliated	$—	$39,346,598,407	$1,066,500,000	$2,866,500,000	$44,443,730,745

See notes to financial statements.

50	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (continued)

October 31, 2018

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

NET ASSET VALUE

Institutional
Net assets	$2,996,753,869	$74,278,100,372	$4,875,313,155	$12,325,770,463	$57,671,676,018

Share outstanding(c)	2,996,621,519	74,277,398,414	4,873,733,868	12,321,598,171	57,670,342,188

Net asset value	$1.00	$1.00	$1.0003	$1.0003	$1.00

Dollar
Net assets	$13,751,455	$1,776,031,711	$15,377	$80,470,558	$1,230,373,784

Share outstanding(c)	13,750,848	1,776,014,919	15,372	80,441,182	1,230,345,330

Net asset value	$1.00	$1.00	$1.0003	$1.0004	$1.00

Cash Management
Net assets	$13,174,700	$154,606,721	$—	$632,404,512	$600,313,662

Share outstanding(c)	13,174,117	154,605,260	—	632,188,119	600,299,779

Net asset value	$1.00	$1.00	$—	$1.0003	$1.00

Cash Reserve
Net assets	$373,646	$1,649,400,328	$—	$4,319,833	$239,733,770

Share outstanding(c)	373,630	1,649,384,730	—	4,318,306	239,728,229

Net asset value	$1.00	$1.00	$—	$1.0004	$1.00

Administration
Net assets	$75,807,456	$2,500,290,392	$—	$23,964,641	$924,932,788

Share outstanding(c)	75,804,111	2,500,266,752	—	23,955,728	924,911,392

Net asset value	$1.00	$1.00	$—	$1.0004	$1.00

Select
Net assets	$—	$195,296,719	$—	$637.70	$19,709,617

Share outstanding(c)	—	195,294,875	—	637.37	19,709,162

Net asset value	$—	$1.00	$—	$1.0005	$1.00

Private Client
Net assets	$—	$768,184	$—	$2,041,505	$—

Share outstanding(c)	—	768,176	—	2,040,734	—

Net asset value	$—	$1.00	$—	$1.0004	$—

Capital
Net assets	$—	$7,138,766,472	$—	$—	$10,978,658,071

Share outstanding(c)	—	7,138,699,070	—	—	10,978,404,427

Net asset value	$—	$1.00	$—	$—	$1.00

(c)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Assets and Liabilities (continued)

October 31, 2018

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

ASSETS
Investments at value — unaffiliated(a)	$34,578,477,923	$3,955,339,889	$208,788,692	$149,919,057	$45,940,020
Cash	821,204,903	15,384	76,954	75,801	100,239
Receivables:
Investments sold	443,522,529	86,260,000	7,800,000	19,200,000	—
Interest — unaffiliated	3,395,376	8,377,110	633,836	245,841	68,448
From the Manager	25,972	—	7,184	30,030	49,746
Prepaid expenses	465,290	275,575	85,558	12,257	28,820
Other assets	—	—	—	520	—

Total assets	35,847,091,993	4,050,267,958	217,392,224	169,483,506	46,187,273

LIABILITIES
Payables:
Investments purchased	4,312,942,028	51,097,329	2,043,893	—	—
Printing fees	25,621	12,028	11,266	11,283	11,290
Board realignment and consolidation	16,566	6,931	2,244	1,509	1,594
Custodian fees	81,724	16,093	3,462	1,893	1,189
Income dividend distributions	41,259,125	3,850,689	106,016	100,204	38,881
Management fees	3,714,898	676,993	—	8,844	5,149
Trustees’ and Officer’s fees	2,530	2,269	1,579	1,667	1,601
Professional fees	197,939	80,158	55,419	60,381	56,540
Service and distribution fees	646,090	2,469	5,869	—	1,241
Transfer agent fees	136,494	21,789	5,467	1,567	1,241
Other accrued expenses	752,431	56,601	4,326	3,534	2,178

Total liabilities	4,359,775,446	55,823,349	2,239,541	190,882	120,904

NET ASSETS	$31,487,316,547	$3,994,444,609	$215,152,683	$169,292,624	$46,066,369

NET ASSETS CONSIST OF
Paid-in capital	$31,486,484,126	$3,994,316,964	$215,154,570	$169,292,252	$46,066,349
Accumulated earnings (loss)	832,421	127,645	(1,887)	372	20

NET ASSETS	$31,487,316,547	$3,994,444,609	$215,152,683	$169,292,624	$46,066,369

(a) Investments at cost — unaffiliated	$34,578,477,923	$3,955,389,174	$208,788,692	$149,919,000	$45,940,000

See notes to financial statements.

52	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (continued)

October 31, 2018

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

NET ASSET VALUE

Institutional
Net assets	$30,530,121,632	$3,992,551,980	$191,171,938	$169,292,624	$46,066,369

Share outstanding(b)	30,529,314,520	3,992,062,609	191,013,162	169,258,939	46,066,340

Net asset value	$1.00	$1.0001	$1.00	$1.0002	$1.0000

Dollar
Net assets	$482,013,866	$1,892,629	$4,461,723	$—	$—

Share outstanding(b)	482,001,121	1,892,421	4,458,015	—	—

Net asset value	$1.00	$1.0001	$1.00	$—	$—

Cash Management
Net assets	$13,843,353	$—	$—	$—	$—

Share outstanding(b)	13,842,986	—	—	—	—

Net asset value	$1.00	$—	$—	$—	$—

Cash Reserve
Net assets	$8,044,312	$—	$—	$—	$—

Share outstanding(b)	8,044,100	—	—	—	—

Net asset value	$1.00	$—	$—	$—	$—

Administration
Net assets	$413,618,451	$—	$16,537,243	$—	$—

Share outstanding(b)	413,607,514	—	16,523,516	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

Select
Net assets	$39,674,933	$—	$2,662,400	$—	$—

Share outstanding(b)	39,673,885	—	2,660,189	—	—

Net asset value	$1.00	$—	$1.00	$—	$—

Private Client
Net assets	$—	$—	$319,379	$—	$—

Share outstanding(b)	—	—	319,114	—	—

Net asset value	$—	$—	$1.00	$—	$—

(b)	Unlimited number of shares authorized, no par value.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Operations

Year Ended October 31, 2018

	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

INVESTMENT INCOME
Interest — unaffiliated	$52,065,675	$1,597,475,881	$60,099,206	$256,796,592	$1,192,298,303

Total investment income	52,065,675	1,597,475,881	60,099,206	256,796,592	1,192,298,303

EXPENSES
Management	7,131,041	171,517,721	8,540,538	27,164,580	128,171,355
Service and distribution — class specific	434,744	16,451,098	21,036	3,615,083	13,800,936
Registration	174,705	2,950,606	890,125	596,039	3,356,614
Professional	111,186	723,764	116,184	245,441	549,670
Transfer agent	47,253	488,074	28,727	615,622	218,500
Custodian	44,281	539,490	69,636	165,259	761,673
Printing	10,074	35,763	31,332	62,886	48,121
Trustees and Officer	9,438	534,849	25,178	93,784	410,038
Board realignment and consolidation	3,686	46,670	4,188	29,715	53,527
Miscellaneous	57,727	694,597	62,317	135,692	478,327

Total expenses	8,024,135	193,982,632	9,789,261	32,724,101	147,848,761

Less:
Fees waived and/or reimbursed by the Manager	(2,297,663)	(18,119,922)	(4,509,613)	(5,417,819)	(15,278,401)
Service and distribution fees waived — class specific	—	(392,116)	—	(7,844)	(564,313)

Total expenses after fees waived and/or reimbursed	5,726,472	175,470,594	5,279,648	27,298,438	132,006,047

Net investment income	46,339,203	1,422,005,287	54,819,558	229,498,154	1,060,292,256

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	74,901	(324,147)	56,322	513,167	5,295
Net change in unrealized appreciation (depreciation) on investments	—	—	277,742	(666,436)	—

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,414,104	$1,421,681,140	$55,153,622	$229,344,885	$1,060,297,551

See notes to financial statements.

54	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (continued)

Year Ended October 31, 2018

	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

INVESTMENT INCOME
Interest — unaffiliated	$486,637,247	$57,640,447	$2,173,106	$631,164	$295,994
Other income — affiliated(a)	—	11,183	—	—	—

Total investment income	486,637,247	57,651,630	2,173,106	631,164	295,994

EXPENSES
Management	53,524,555	11,701,651	562,798	195,497	83,249
Service and distribution — class specific	2,265,982	4,143	55,009	17,777	4,247
Registration	2,259,076	549,149	168,221	43,903	78,192
Custodian	342,264	111,053	9,768	8,268	4,443
Professional	258,531	112,550	75,902	64,166	79,518
Transfer agent	254,428	50,824	5,642	4,168	2,998
Trustees and Officer	168,378	29,784	7,752	11,046	7,919
Printing	36,118	28,347	28,472	27,435	27,411
Board realignment and consolidation	16,566	6,931	2,244	1,509	1,594
Miscellaneous	235,389	47,512	28,128	10,482	14,049

Total expenses	59,361,287	12,641,944	943,936	384,251	303,620

Less:
Fees waived and/or reimbursed by the Manager	(8,310,790)	(3,943,968)	(564,922)	(262,153)	(254,916)
Service and distribution fees waived — class specific	(7,153)	—	(2,711)	(2,914)	(1,138)

Total expenses after fees waived and/or reimbursed	51,043,344	8,697,976	376,303	119,184	47,566

Net investment income	435,593,903	48,953,654	1,796,803	511,980	248,428

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from investments	(88,322)	176,934	(4,181)	(41)	—
Net change in unrealized appreciation on investments	—	16,412	—	57	20

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$435,505,581	$49,147,000	$1,792,622	$511,996	$248,448

(a)	See Note 5 of the Notes to Financial Statements.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,339,203	$18,960,887	$1,422,005,287	$540,085,826
Net realized gain (loss)	74,901	(17,999)	(324,147)	216,511

Net increase in net assets resulting from operations	46,414,104	18,942,888	1,421,681,140	540,302,337

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(43,996,371)	(18,081,228)	(1,282,113,083)	(516,065,493)
Dollar	(1,422,466)	(581,201)	(25,008,532)	(8,000,675)
Cash Management	(142,592)	(27,141)	(1,503,317)	(298,553)
Cash Reserve	(4,289)	(1,057)	(13,481,301)	(2,599,156)
Administration	(773,485)	(349,812)	(37,629,570)	(12,986,829)
Select	—	—	(1,435,611)	(130,869)
Private Client	—	—	(10,072)	(3,699)
Premier	—	—	—	(1)
Capital	—	—	(60,823,801)	—

Decrease in net assets resulting from distributions to shareholders	(46,339,203)	(19,040,439)	(1,422,005,287)	(540,085,275)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	125,540,726	(484,956,793)	4,273,387,986	(4,860,259,757)

NET ASSETS(b)
Total increase (decrease) in net assets	125,615,627	(485,054,344)	4,273,063,839	(4,860,042,695)
Beginning of year	2,974,245,499	3,459,299,843	83,420,197,060	88,280,239,755

End of year	$3,099,861,126	$2,974,245,499	$87,693,260,899	$83,420,197,060

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 9 for this prior year information.

See notes to financial statements.

56	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	TempCash		TempFund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$54,819,558	$5,571,207	$229,498,154	$127,271,612
Net realized gain	56,322	5,593	513,167	1,261,561
Net change in unrealized appreciation (depreciation)	277,742	32,735	(666,436)	28,548

Net increase in net assets resulting from operations	55,153,622	5,609,535	229,344,885	128,561,721

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(54,717,165)	(5,431,359)	(218,556,948)	(122,153,526)
Dollar	(102,393)	(139,515)	(1,465,259)	(715,698)
Cash Management	—	—	(8,252,427)	(3,666,913)
Cash Reserve	—	—	(83,993)	(19,274)
Administration	—	—	(1,109,072)	(709,042)
Select	—	—	(6)	(119)
Private Client	—	—	(30,449)	(6,829)

Decrease in net assets resulting from distributions to shareholders	(54,819,558)	(5,570,874)	(229,498,154)	(127,271,401)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,139,076,426	1,637,574,788	(757,532,931)	4,695,432,576

NET ASSETS(b)
Total increase (decrease) in net assets	3,139,410,490	1,637,613,449	(757,686,200)	4,696,722,896
Beginning of year	1,735,918,042	98,304,593	13,826,658,350	9,129,935,454

End of year	$4,875,328,532	$1,735,918,042	$13,068,972,150	$13,826,658,350

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 9 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Changes in Net Assets (continued)

	T-Fund		Treasury Trust Fund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,060,292,256	$316,625,193	$435,593,903	$139,395,282
Net realized gain (loss)	5,295	846,876	(88,322)	525,467

Net increase in net assets resulting from operations	1,060,297,551	317,472,069	435,505,581	139,920,749

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(912,159,149)	(299,597,415)	(421,055,133)	(135,365,418)
Dollar	(31,739,633)	(13,461,665)	(6,579,025)	(1,863,044)
Cash Management	(6,288,336)	(1,105,553)	(193,012)	(48,587)
Cash Reserve	(1,195,553)	(171,197)	(38,612)	(2,525)
Administration	(11,280,729)	(2,957,716)	(7,548,903)	(3,056,791)
Select	(232,846)	(16,858)	(239,883)	(10,451)
Capital	(97,666,553)	—	—	—

Decrease in net assets resulting from distributions to shareholders	(1,060,562,799)	(317,310,404)	(435,654,568)	(140,346,816)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,250,488,838	(1,518,124,014)	6,147,765,367	3,432,239,907

NET ASSETS(b)
Total increase (decrease) in net assets	14,250,223,590	(1,517,962,349)	6,147,616,380	3,431,813,840
Beginning of year	57,415,174,120	58,933,136,469	25,339,700,167	21,907,886,327

End of year	$71,665,397,710	$57,415,174,120	$31,487,316,547	$25,339,700,167

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 9 for this prior year information.

See notes to financial statements.

58	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (continued)

	MuniCash		MuniFund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,953,654	$18,758,580	$1,796,803	$1,294,036
Net realized gain (loss)	176,934	785,746	(4,181)	5,403
Net change in unrealized appreciation (depreciation)	16,412	(83,173)	—	—

Net increase in net assets resulting from operations	49,147,000	19,461,153	1,792,622	1,299,439

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
Institutional	(49,792,285)	(18,685,907)	(1,574,090)	(1,188,329)
Dollar	(14,868)	(4,924)	(41,462)	(25,060)
Cash Management	—	—	(195)	(62)
Administration	—	—	(174,338)	(115,789)
Select	—	—	(9,657)	(979)
Private Client	—	—	(2,220)	(485)

Decrease in net assets resulting from distributions to shareholders	(49,807,153)	(18,690,831)	(1,801,962)	(1,330,704)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(103,418,477)	1,956,130,668	42,399,577	(218,097)

NET ASSETS(b)
Total increase (decrease) in net assets	(104,078,630)	1,956,900,990	42,390,237	(249,362)
Beginning of year	4,098,523,239	2,141,622,249	172,762,446	173,011,808

End of year	$3,994,444,609	$4,098,523,239	$215,152,683	$172,762,446

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed (distributions in excess of) net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 9 for this prior year information.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (continued)

	California Money Fund		New York Money Fund
	Year Ended October 31,		Year Ended October 31,
	2018	2017	2018	2017

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$511,980	$208,194	$248,428	$98,319
Net realized gain (loss)	(41)	433	—	—
Net change in unrealized appreciation (depreciation)	57	—	20	—

Net increase in net assets resulting from operations	511,996	208,627	248,448	98,319

DISTRIBUTIONS TO SHAREHOLDERS(a)(b)
From net investment income and net realized gain:
Institutional	(505,832)	(255,821)	(246,035)	(97,981)
Select	(3,671)	(8,366)	(794)	—
Private Client	(2,477)	(7,062)	(1,599)	(338)
From return of capital:
Institutional	—	—	—	(22,442)
Select	—	—	—	(464)
Private Client	—	—	—	(416)

Decrease in net assets resulting from distributions to shareholders	(511,980)	(271,249)	(248,428)	(121,641)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	135,966,409	(19,785,692)	28,632,282	(1,358,781)

NET ASSETS(b)
Total increase (decrease) in net assets	135,966,425	(19,848,314)	28,632,302	(1,382,103)
Beginning of year	33,326,199	53,174,513	17,434,067	18,816,170

End of year	$169,292,624	$33,326,199	$46,066,369	$17,434,067

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)

Prior year distribution character information and undistributed net investment income has been modified or removed to conform with current year Regulation S-X presentation changes. Refer to Note 9 for this prior year information.

See notes to financial statements.

60	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	Federal Trust Fund
	Institutional
	Year Ended October 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0151	0.0059		0.0016		0.0001		0.0001
Net realized gain	(0.0001)	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0150	0.0060		0.0016		0.0001		0.0001

Distributions(b)
From net investment income	(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0150)	(0.0060)		(0.0016)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.51%	0.61%		0.16%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.24%	0.24%		0.28%		0.33%		0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.17%		0.18%		0.08%		0.07%

Net investment income	1.51%	0.59%		0.19%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$2,996,754	$2,756,560		$3,142,077		$331,549		$236,113

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Dollar
	Year Ended October 31,
	2018	2017		2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0116	0.0035		0.0000	(a)	0.0001		0.0001
Net realized gain	0.0009	0.0001		0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0125	0.0036		0.0000		0.0001		0.0001

Distributions(b)
From net investment income	(0.0125)	(0.0036)		(0.0000	)(c)	(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0125)	(0.0036)		(0.0000)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.26%	0.36%		0.00%		0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.49%	0.49%		0.52%		0.58%		0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.42%		0.38%		0.08%		0.07%

Net investment income	1.16%	0.35%		0.00%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$13,751	$133,962		$242,959		$2,105		$3,683

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

62	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Cash Management
	Year Ended October 31,			Period from 04/18/2016 (a) to 10/31/2016
	2018	2017
Net asset value, beginning of period	$1.00	$1.00		$1.00

Net investment income	0.0099	0.0012		0.0000	(b)
Net realized gain	0.0001	0.0004		—

Net increase from investment operations	0.0100	0.0016		0.0000

Distributions(c)
From net investment income	(0.0100)	(0.0016)		(0.0000	)(d)
From net realized gain	—	(0.0000	)(d)	—

Total distributions	(0.0100)	(0.0016)		(0.0000)

Net asset value, end of period	$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	1.01%	0.16%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.74%	0.74%		0.69	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	0.59%		0.34	%(g)

Net investment income	0.99%	0.12%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$13,175	$15,174		$31,560

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Cash Reserve
	Year Ended October 31,			Period from 04/18/2016 (a) to 10/31/2016
	2018	2017
Net asset value, beginning of period	$1.00	$1.00		$1.00

Net investment income	0.0108	0.0022		0.0000	(b)
Net realized gain	0.0002	0.0001		—

Net increase from investment operations	0.0110	0.0023		0.0000

Distributions(c)
From net investment income	(0.0110)	(0.0023)		(0.0000	)(d)
From net realized gain	—	(0.0000	)(d)	—

Total distributions	(0.0110)	(0.0023)		(0.0000)

Net asset value, end of period	$1.00	$1.00		$1.00

Total Return(e)
Based on net asset value	1.11%	0.23%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.64%	0.64%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%	0.54%		0.35	%(g)

Net investment income	1.08%	0.22%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$374	$447		$499

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

64	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Federal Trust Fund (continued)
	Administration
	Year Ended October 31,
	2018	2017		2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00		$1.00	$1.00		$1.00

Net investment income	0.0140	0.0056		0.0007	0.0001		0.0001
Net realized gain (loss)	0.0000 (a)	(0.0006)		—	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0140	0.0050		0.0007	0.0001		0.0001

Distributions(b)
From net investment income	(0.0140)	(0.0050)		(0.0007)	(0.0001)		(0.0001)
From net realized gain	—	(0.0000	)(c)	—	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0140)	(0.0050)		(0.0007)	(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00		$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.41%	0.51%		0.06%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	0.34%	0.34%		0.37%	0.43%		0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	0.27%		0.28%	0.08%		0.07%

Net investment income	1.40%	0.56%		0.11%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$75,807	$68,102		$42,205	$—	(e)	$2,183

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Net assets are less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund
	Institutional
	Year Ended October 31,
	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0152	0.0065	0.0023		0.0002		0.0001
Net realized gain	0.0001	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0153	0.0066	0.0023		0.0002		0.0001

Distributions(b)
From net investment income	(0.0153)	(0.0066)	(0.0023)		(0.0002)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0153)	(0.0066)	(0.0023)		(0.0002)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.54%	0.66%	0.23%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.19%	0.19%	0.21%		0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%	0.15%	0.12%		0.12%		0.09%

Net investment income	1.52%	0.65%	0.28%		0.02%		0.01%

Supplemental Data
Net assets, end of year (000)	$74,278,100	$78,004,801	$84,001,937		$11,361,624		$10,689,737

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

66	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Dollar
	Year Ended October 31,
	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0129	0.0039	0.0004		0.0002		0.0001
Net realized gain (loss)	(0.0001)	0.0002	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0128	0.0041	0.0004		0.0002		0.0001

Distributions(b)
From net investment income	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0128)	(0.0041)	(0.0004)		(0.0002)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.29%	0.41%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.44%	0.44%	0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%	0.40%	0.34%		0.13%		0.09%

Net investment income	1.29%	0.39%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,776,032	$1,714,598	$2,029,496		$917,631		$748,382

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Cash Management
	Year Ended October 31,
	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0100	0.0020	0.0003		0.0001		0.0001
Net realized gain	0.0003	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0103	0.0021	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0103)	(0.0021)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0103)	(0.0021)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.04%	0.21%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.69%	0.69%	0.71%		0.71%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%	0.61%	0.36%		0.13%		0.09%

Net investment income	1.00%	0.20%	0.03%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$154,607	$106,798	$90,565		$64,483		$3,547

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

68	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Cash Reserve
	Year Ended October 31,
	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0115	0.0032	0.0003		0.0001		0.0001
Net realized gain (loss)	(0.0002)	(0.0004)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0113	0.0028	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0113)	(0.0028)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0113)	(0.0028)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.14%	0.28%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.59%	0.59%	0.62%		0.61%		0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%	0.55%	0.31%		0.13%		0.09%

Net investment income	1.15%	0.32%	0.09%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,649,400	$814,974	$220,572		$5,442		$4,561

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Administration
	Year Ended October 31,
	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0145	0.0057	0.0014		0.0001		0.0001
Net realized gain (loss)	(0.0002)	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0143	0.0056	0.0014		0.0001		0.0001

Distributions(b)
From net investment income	(0.0143)	(0.0056)	(0.0014)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0143)	(0.0056)	(0.0014)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.44%	0.56%	0.14%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.29%	0.29%	0.31%		0.31%		0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%	0.26%	0.21%		0.13%		0.09%

Net investment income	1.45%	0.57%	0.17%		0.02%		0.01%

Supplemental Data
Net assets, end of year (000)	$2,500,290	$2,436,503	$1,693,932		$346,593		$233,421

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

70	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Select
	Year Ended October 31,
	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0066	0.0005	0.0003		0.0001		0.0001
Net realized gain (loss)	0.0004	(0.0001)	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0070	0.0004	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0070)	(0.0004)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0070)	(0.0004)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	0.71%	0.04%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	0.77%	0.34%		0.13%		0.09%

Net investment income	0.66%	0.05%	0.04%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$195,297	$340,742	$241,781		$205,658		$92,940

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Private Client
	Year Ended October 31,
	2018	2017	2016		2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00		$1.00

Net investment income	0.0090	0.0020	0.0003		0.0001		0.0001
Net realized gain	0.0012	0.0001	0.0000	(a)	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0102	0.0021	0.0003		0.0001		0.0001

Distributions(b)
From net investment income	(0.0102)	(0.0021)	(0.0003)		(0.0001)		(0.0001)
From net realized gain	—	—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)

Total distributions	(0.0102)	(0.0021)	(0.0003)		(0.0001)		(0.0001)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.02%	0.21%	0.04%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	1.04%	1.04%	1.06%		1.06%		1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.60%	0.35%		0.13%		0.09%

Net investment income	0.90%	0.20%	0.03%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$768	$1,782	$1,945		$3,777		$6,385

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

72	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	FedFund (continued)
	Capital
	Period from 11/10/2017 (a) to 10/31/2018
Net asset value, beginning of period	$1.00

Net investment income	0.0172
Net realized (loss)	(0.0026)

Net increase from investment operations	0.0146

Distributions from net investment income(b)	(0.0146)

Net asset value, end of period	$1.00

Total Return(c)
Based on net asset value	1.47	%(d)

Ratios to Average Net Assets
Total expenses	0.24	%(e)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21	%(e)

Net investment income	1.77	%(e)

Supplemental Data
Net assets, end of period (000)	$7,138,766

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0188	0.0108	0.0027	0.0006	0.0004
Net realized and unrealized gain (loss)	(0.0010)	(0.0022)	0.0002	0.0002	0.0002

Net increase from investment operations	0.0178	0.0086	0.0029	0.0008	0.0006

Distributions(a)
From net investment income	(0.0177)	(0.0084)	(0.0027)	(0.0006)	(0.0004)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0177)	(0.0084)	(0.0029)	(0.0008)	(0.0006)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	0.87%	0.29%	0.08%	0.06%

Ratios to Average Net Assets
Total expenses	0.33%	0.39%	0.39%	0.35%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.13%	0.18%	0.18%

Net investment income	1.88%	1.08%	0.26%	0.06%	0.05%

Supplemental Data
Net assets, end of year (000)	$4,875,313	$1,713,352	$72,311	$1,142,790	$1,489,543

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

74	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempCash (continued)
	Dollar
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0002	$1.0000	$1.00	$1.00	$1.00

Net investment income	0.0122	0.0058	0.0006	0.0001	0.0000	(a)
Net realized and unrealized gain	0.0031	0.0004	0.0002	0.0002	0.0002

Net increase from investment operations	0.0153	0.0062	0.0008	0.0003	0.0002

Distributions(b)
From net investment income	(0.0152)	(0.0060)	(0.0006)	(0.0001)	(0.0000	)(c)
From net realized gain	—	—	(0.0002)	(0.0002)	(0.0002)

Total distributions	(0.0152)	(0.0060)	(0.0008)	(0.0003)	(0.0002)

Net asset value, end of year	$1.0003	$1.0002	$1.0000	$1.00	$1.00

Total Return(d)
Based on net asset value	1.54%	0.62%	0.08%	0.03%	0.02%

Ratios to Average Net Assets
Total expenses	0.61%	0.71%	0.64%	0.59%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	0.42%	0.34%	0.23%	0.22%

Net investment income	1.22%	0.58%	0.06%	0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$15	$22,566	$25,994	$83,662	$213,086

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0177	0.0100	0.0036	0.0008	0.0003
Net realized and unrealized gain	0.0001	0.0001	0.0004	0.0001	0.0001

Net increase from investment operations	0.0178	0.0101	0.0040	0.0009	0.0004

Distributions(a)
From net investment income	(0.0178)	(0.0100)	(0.0036)	(0.0008)	(0.0003)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0178)	(0.0100)	(0.0038)	(0.0009)	(0.0004)

Net asset value, end of year	$1.0003	$1.0003	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.79%	1.01%	0.41%	0.09%	0.04%

Ratios to Average Net Assets
Total expenses	0.22%	0.22%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%	0.18%	0.18%	0.16%	0.17%

Net investment income	1.77%	1.03%	0.35%	0.08%	0.03%

Supplemental Data
Net assets, end of year (000)	$12,325,770	$12,940,766	$8,183,070	$62,215,214	$46,327,088

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

76	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Dollar
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0151	0.0075	0.0013	0.0002	0.0002
Net realized and unrealized gain	0.0002	0.0002	0.0004	0.0001	0.0001

Net increase from investment operations	0.0153	0.0077	0.0017	0.0003	0.0003

Distributions(a)
From net investment income	(0.0153)	(0.0075)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0153)	(0.0075)	(0.0015)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0004	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.54%	0.77%	0.17%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.47%	0.47%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.43%	0.43%	0.42%	0.22%	0.18%

Net investment income	1.51%	0.78%	0.13%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$80,471	$86,362	$91,943	$1,511,529	$2,673,968

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Cash Management
	Year Ended October 31,
	2018	2017	2016		2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00		$1.00	$1.00

Net investment income	0.0127	0.0050	0.0000	(a)	0.0002	0.0002
Net realized and unrealized gain	0.0001	0.0001	0.0004		0.0001	0.0001

Net increase from investment operations	0.0128	0.0051	0.0004		0.0003	0.0003

Distributions(b)
From net investment income	(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)		(0.0001)	(0.0001)

Total distributions	(0.0128)	(0.0050)	(0.0002)		(0.0003)	(0.0003)

Net asset value, end of year	$1.0003	$1.0003	$1.0002		$1.00	$1.00

Total Return(d)
Based on net asset value	1.28%	0.51%	0.04%		0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.72%	0.72%	0.68%		0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.68%	0.56%		0.23%	0.18%

Net investment income	1.27%	0.49%	0.01%		0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$632,405	$688,373	$831,483		$403,371	$278,181

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

78	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Cash Reserve
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0143	0.0060	0.0004	0.0002	0.0002
Net realized and unrealized gain (loss)	(0.0004)	0.0001	0.0002	0.0001	0.0001

Net increase from investment operations	0.0139	0.0061	0.0006	0.0003	0.0003

Distributions(a)
From net investment income	(0.0138)	(0.0060)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0138)	(0.0060)	(0.0004)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0003	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.39%	0.61%	0.06%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.62%	0.62%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.58%	0.58%	0.51%	0.23%	0.18%

Net investment income	1.43%	0.59%	0.01%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,320	$3,341	$5,630	$16,693	$19,977

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Administration
	Year Ended October 31,
	2018	2017	2016	2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00	$1.00	$1.00

Net investment income	0.0153	0.0090	0.0026	0.0002	0.0002
Net realized and unrealized gain	0.0015	0.0002	0.0004	0.0001	0.0001

Net increase from investment operations	0.0168	0.0092	0.0030	0.0003	0.0003

Distributions(a)
From net investment income	(0.0168)	(0.0090)	(0.0026)	(0.0002)	(0.0002)
From net realized gain	—	—	(0.0002)	(0.0001)	(0.0001)

Total distributions	(0.0168)	(0.0090)	(0.0028)	(0.0003)	(0.0003)

Net asset value, end of year	$1.0004	$1.0004	$1.0002	$1.00	$1.00

Total Return(b)
Based on net asset value	1.69%	0.93%	0.31%	0.03%	0.03%

Ratios to Average Net Assets
Total expenses	0.32%	0.31%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%	0.28%	0.28%	0.23%	0.18%

Net investment income	1.53%	1.01%	0.24%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$23,965	$106,520	$15,197	$2,843,390	$2,542,670

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

80	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Select
	Year Ended October 31,
	2018	2017	2016		2015	2014
Net asset value, beginning of year	$1.0004	$1.0002	$1.00		$1.00	$1.00

Net investment income	0.0096	0.0021	0.0000	(a)	0.0002	0.0000	(a)
Net realized and unrealized gain (loss)	(0.0005)	0.0002	0.0004		0.0001	0.0001

Net increase from investment operations	0.0091	0.0023	0.0004		0.0003	0.0001

Distributions(b)
From net investment income	(0.0090)	(0.0021)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)
From net realized gain	—	—	(0.0002)		(0.0001)	(0.0001)

Total distributions	(0.0090)	(0.0021)	(0.0002)		(0.0003)	(0.0001)

Net asset value, end of year	$1.0005	$1.0004	$1.0002		$1.00	$1.00

Total Return(d)
Based on net asset value	0.92%	0.23%	0.04%		0.03%	0.01%

Ratios to Average Net Assets
Total expenses	1.07%	1.08%	1.04%		1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%	0.91%	0.51%		0.22%	0.19%

Net investment income	0.96%	0.05%	0.00%		0.02%	0.01%

Supplemental Data
Net assets, end of year (000)	$1	$1	$963		$295,371	$424,555

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	TempFund (continued)
	Private Client
	Year Ended October 31,
	2018	2017	2016		2015	2014
Net asset value, beginning of year	$1.0003	$1.0002	$1.00		$1.00	$1.00

Net investment income	0.0136	0.0050	0.0000	(a)	0.0002	0.0000	(a)
Net realized and unrealized gain (loss)	(0.0007)	0.0001	0.0004		0.0001	0.0001

Net increase from investment operations	0.0129	0.0051	0.0004		0.0003	0.0001

Distributions(b)
From net investment income	(0.0128)	(0.0050)	(0.0000	)(c)	(0.0002)	(0.0000	)(c)
From net realized gain	—	—	(0.0002)		(0.0001)	(0.0001)

Total distributions	(0.0128)	(0.0050)	(0.0002)		(0.0003)	(0.0001)

Net asset value, end of year	$1.0004	$1.0003	$1.0002		$1.00	$1.00

Total Return(d)
Based on net asset value	1.29%	0.52%	0.04%		0.03%	0.01%

Ratios to Average Net Assets
Total expenses	1.07%	1.07%	1.04%		1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%	0.68%	0.53%		0.23%	0.19%

Net investment income	1.36%	0.49%	0.00%		0.02%	0.01%

Supplemental Data
Net assets, end of year (000)	$2,042	$1,295	$1,649		$9,855	$14,738

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

82	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund
	Institutional
	Year Ended October 31,
	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0151		0.0063		0.0017		0.0001	0.0001
Net realized gain (loss)	0.0002		(0.0001)		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0153		0.0062		0.0017		0.0002	0.0002

Distributions(b)
From net investment income	(0.0153)		(0.0062)		(0.0017)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0153)		(0.0062)		(0.0017)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.54%		0.62%		0.17%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.19%		0.19%		0.20%		0.20%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.17%		0.08%	0.06%

Net investment income	1.51%		0.63%		0.18%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$57,671,676		$53,092,342		$53,764,049		$19,598,433	$18,501,009

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Dollar
	Year Ended October 31,
	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0123		0.0035		0.0001		0.0001	0.0001
Net realized gain	0.0004		0.0002		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0127		0.0037		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0127)		(0.0037)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0127)		(0.0037)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.28%		0.38%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.44%		0.44%		0.45%		0.45%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.34%		0.08%	0.06%

Net investment income	1.23%		0.35%		0.02%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$1,230,374		$2,927,646		$3,807,290		$988,153	$755,491

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

84	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Cash Management
	Year Ended October 31,
	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0103		0.0015		0.0001		0.0001	0.0001
Net realized gain	0.0000	(a)	0.0003		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0103		0.0018		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0103)		(0.0018)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0103)		(0.0018)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.03%		0.18%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.69%		0.69%		0.70%		0.70%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%		0.58%		0.32%		0.08%	0.06%

Net investment income	1.03%		0.15%		0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$600,314		$576,284		$1,133,743		$771,441	$629,757

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Cash Reserve
	Year Ended October 31,						Period from 09/24/2015 (a) to 10/31/2015
	2018		2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0128		0.0027		0.0001		0.0000	(b)
Net realized gain (loss)	(0.0015)		(0.0002)		0.0000	(b)	0.0000

Net increase from investment operations	0.0113		0.0025		0.0001		0.0000

Distributions(c)
From net investment income	(0.0113)		(0.0025)		(0.0001)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	—

Total distributions	(0.0113)		(0.0025)		(0.0001)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	1.13%		0.25%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	0.59%		0.59%		0.60%		0.56	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%		0.55%		0.35%		0.08	%(g)

Net investment income	1.28%		0.27%		0.02%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$239,734		$57,894		$68,784		$—	(h)

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.
(h)	Net assets are less than $1,000.

See notes to financial statements.

86	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Administration
	Year Ended October 31,
	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0146		0.0061		0.0008		0.0001	0.0001
Net realized gain (loss)	(0.0003)		(0.0009)		0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0143		0.0052		0.0008		0.0002	0.0002

Distributions(b)
From net investment income	(0.0143)		(0.0052)		(0.0008)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0143)		(0.0052)		(0.0008)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	1.43%		0.52%		0.08%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	0.29%		0.29%		0.30%		0.30%	0.00%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.27%		0.26%		0.08%	0.00%

Net investment income	1.46%		0.61%		0.12%		0.01%	0.00%

Supplemental Data
Net assets, end of year (000)	$924,933		$685,250		$75,294		$5	$— (e)

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Net assets are less than $1,000.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Select
	Year Ended October 31,
	2018		2017		2016		2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.0051		0.0002		0.0001		0.0001	0.0001
Net realized gain	0.0019		0.0000	(a)	0.0000	(a)	0.0001	0.0001

Net increase from investment operations	0.0070		0.0002		0.0001		0.0002	0.0002

Distributions(b)
From net investment income	(0.0070)		(0.0002)		(0.0001)		(0.0001)	(0.0001)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)	(0.0001)

Total distributions	(0.0070)		(0.0002)		(0.0001)		(0.0002)	(0.0002)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00	$1.00

Total Return(d)
Based on net asset value	0.70%		0.02%		0.02%		0.02%	0.02%

Ratios to Average Net Assets
Total expenses	1.04%		1.04%		1.05%		1.05%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%		0.75%		0.31%		0.08%	0.06%

Net investment income	0.51%		0.02%		0.01%		0.01%	0.01%

Supplemental Data
Net assets, end of year (000)	$19,710		$75,759		$83,975		$220,861	$196,531

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

88	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	T-Fund (continued)
	Capital
	Period from 11/10/2017 (a) to 10/31/2018
Net asset value, beginning of period	$1.00

Net investment income	0.0172
Net realized (loss)	(0.0027)

Net increase from investment operations	0.0145

Distributions(b)
From net investment income	(0.0145)
From net realized gain	(0.0000	)(c)

Total distributions	(0.0145)

Net asset value, end of period	$1.00

Total Return(d)
Based on net asset value	1.46	%(e)

Ratios to Average Net Assets
Total expenses	0.24	%(f)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.21	%(f)

Net investment income	1.76	%(f)

Supplemental Data
Net assets, end of period (000)	$10,978,658

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund
	Institutional
	Year Ended October 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0153		0.0060		0.0013		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0002)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0151		0.0060		0.0013		0.0000		0.0001

Distributions(b)
From net investment income	(0.0151)		(0.0060)		(0.0013)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0151)		(0.0060)		(0.0013)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.52%		0.60%		0.13%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.20%		0.20%		0.21%		0.21%		0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%		0.17%		0.17%		0.05%		0.05%

Net investment income	1.53%		0.60%		0.14%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$30,530,122		$24,157,325		$20,911,540		$13,517,000		$10,367,067

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

90	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Dollar
	Year Ended October 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0127		0.0035		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	(0.0001)		0.0000	(a)	0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0126		0.0035		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0126)		(0.0035)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0126)		(0.0035)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.27%		0.35%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.45%		0.45%		0.46%		0.46%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.42%		0.42%		0.28%		0.05%		0.04%

Net investment income	1.27%		0.35%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$482,014		$483,138		$420,095		$428,958		$439,496

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	91

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Cash Management
	Year Ended October 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0098		0.0018		0.0002		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0003		(0.0002)		0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0101		0.0016		0.0002		0.0000		0.0001

Distributions(b)
From net investment income	(0.0101)		(0.0016)		(0.0002)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0101)		(0.0016)		(0.0002)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.02%		0.16%		0.02%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.70%		0.70%		0.71%		0.71%		0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.67%		0.63%		0.29%		0.05%		0.05%

Net investment income	0.98%		0.18%		0.01%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$13,843		$21,110		$16,561		$8,528		$14,777

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

92	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Cash Reserve
	Year Ended October 31,				Period from 12/16/2015 (a) to 10/31/2016
	2018		2017
Net asset value, beginning of period	$1.00		$1.00		$1.00

Net investment income	0.0124		0.0019		0.0001
Net realized gain (loss)	(0.0013)		0.0003		0.0000	(b)

Net increase from investment operations	0.0111		0.0022		0.0001

Distributions(c)
From net investment income	(0.0111)		(0.0022)		(0.0001)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0111)		(0.0022)		(0.0001)

Net asset value, end of period	$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	1.12%		0.22%		0.01	%(f)

Ratios to Average Net Assets
Total expenses	0.60%		0.60%		0.61	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.57%		0.52%		0.29	%(g)

Net investment income	1.24%		0.19%		0.01	%(g)

Supplemental Data
Net assets, end of period (000)	$8,044		$1,002		$3,635

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	93

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Administration
	Year Ended October 31,
	2018		2017		2016		2015		2014
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00

Net investment income	0.0136		0.0052		0.0005		0.0000	(a)	0.0000	(a)
Net realized gain (loss)	0.0005		(0.0002)		0.0000	(a)	0.0000	(a)	0.0001

Net increase from investment operations	0.0141		0.0050		0.0005		0.0000		0.0001

Distributions(b)
From net investment income	(0.0141)		(0.0050)		(0.0005)		(0.0000	)(c)	(0.0000	)(c)
From net realized gain	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)	(0.0001)

Total distributions	(0.0141)		(0.0050)		(0.0005)		(0.0000)		(0.0001)

Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(d)
Based on net asset value	1.42%		0.50%		0.05%		0.00%		0.01%

Ratios to Average Net Assets
Total expenses	0.30%		0.30%		0.31%		0.31%		0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%		0.27%		0.24%		0.05%		0.05%

Net investment income	1.36%		0.52%		0.04%		0.00%		0.00%

Supplemental Data
Net assets, end of year (000)	$413,618		$638,815		$476,145		$573,959		$335,524

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

94	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	Treasury Trust Fund (continued)
	Select
	Year Ended October 31,						Period from 09/28/2015 (a) to 10/31/2015
	2018		2017		2016
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00

Net investment income	0.0067		0.0001		0.0002		0.0000	(b)
Net realized gain	0.0001		0.0001		0.0000	(b)	0.0000	(b)

Net increase from investment operations	0.0068		0.0002		0.0002		0.0000

Distributions(c)
From net investment income	(0.0068)		(0.0002)		(0.0002)		(0.0000	)(d)
From net realized gain	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)	(0.0000	)(d)

Total distributions	(0.0068)		(0.0002)		(0.0002)		(0.0000)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00

Total Return(e)
Based on net asset value	0.68%		0.02%		0.02%		0.00	%(f)

Ratios to Average Net Assets
Total expenses	1.05%		1.05%		1.06%		1.09	%(g)

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%		0.68%		0.31%		0.06	%(g)

Net investment income	0.67%		0.01%		0.01%		0.00	%(g)

Supplemental Data
Net assets, end of period (000)	$39,675		$38,309		$79,910		$8,058

(a)	Commencement of operations.
(b)	Amount is less than $0.00005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Aggregate total return.
(g)	Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	95

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash
	Institutional
	Year Ended October 31,
	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0112		0.0060	0.0019		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0000 (a)	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0112		0.0060	0.0032		0.0001		0.0001

Distributions(b)
From net investment income	(0.0112)		(0.0058)	(0.0019)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0114)		(0.0058)	(0.0031)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	1.13	%(e)	0.60%	0.33%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.29%		0.31%	0.38	%(f)	0.49%		0.45%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.18%		0.13%		0.16%

Net investment income	1.12%		0.60%	0.25%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$3,992,552		$4,096,900	$2,139,820		$145,329		$144,892

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Institutional class would have been 0.38%.

See notes to financial statements.

96	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniCash (continued)
	Dollar
	Year Ended October 31,
	2018		2017	2016		2015		2014
Net asset value, beginning of year	$1.0003		$1.0001	$1.00		$1.00		$1.00

Net investment income	0.0087		0.0033	0.0006		0.0001		0.0001
Net realized and unrealized gain	0.0000	(a)	0.0002	0.0013		0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0087		0.0035	0.0019		0.0001		0.0001

Distributions(b)
From net investment income	(0.0087)		(0.0033)	(0.0006)		(0.0001)		(0.0001)
From net realized gain	(0.0002)		—	(0.0000	)(c)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—		—	(0.0012)		—		—

Total distributions	(0.0089)		(0.0033)	(0.0018)		(0.0001)		(0.0001)

Net asset value, end of year	$1.0001		$1.0003	$1.0001		$1.00		$1.00

Total Return(d)
Based on net asset value	0.88	%(e)	0.35%	0.19%		0.02%		0.01%

Ratios to Average Net Assets
Total expenses	0.54%		0.56%	0.63	%(f)	0.74%		0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.30%		0.13%		0.17%

Net investment income	0.87%		0.33%	0.05%		0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$1,893		$1,623	$1,802		$2,045		$3,513

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(f)	Includes reorganization costs associated with the Fund’s reorganization. Without these costs, total expenses for the Dollar class would have been 0.63%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	97

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund
	Institutional
	Year Ended October 31,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0115		0.0060	0.0019	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0115		0.0062	0.0020	0.0003	0.0004

Distributions(b)
From net investment income	(0.0115)		(0.0060)	(0.0019)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0115)		(0.0062)	(0.0020)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	1.16%		0.62%	0.20%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.55%		0.45%	0.37%	0.36%	0.36%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%		0.20%	0.11%	0.06%	0.08%

Net investment income	1.15%		0.60%	0.10%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$191,172		$146,316	$141,458	$1,369,069	$1,219,566

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

98	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Dollar
	Year Ended October 31,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0090		0.0035	0.0006	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0090		0.0037	0.0007	0.0003	0.0004

Distributions(b)
From net investment income	(0.0090)		(0.0035)	(0.0006)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0090)		(0.0037)	(0.0007)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.91%		0.36%	0.07%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.80%		0.70%	0.63%	0.61%	0.61%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%		0.45%	0.22%	0.06%	0.08%

Net investment income	0.90%		0.35%	0.03%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$4,462		$4,592	$5,724	$41,554	$49,420

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Administration
	Year Ended October 31,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0104		0.0049	0.0013	0.0002	0.0002
Net realized gain	0.0001		0.0003	0.0001	0.0001	0.0002

Net increase from investment operations	0.0105		0.0052	0.0014	0.0003	0.0004

Distributions(a)
From net investment income	(0.0105)		(0.0050)	(0.0013)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(b)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0105)		(0.0052)	(0.0014)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(c)
Based on net asset value	1.06%		0.52%	0.14%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	0.65%		0.55%	0.46%	0.46%	0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%		0.30%	0.15%	0.06%	0.08%

Net investment income	1.04%		0.49%	0.05%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$16,537		$18,653	$21,554	$325,641	$315,869

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	Amount is greater than $(0.00005) per share.
(c)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

100	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Select
	Year Ended October 31,
	2018		2017		2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0034		0.0000	(a)	0.0001	0.0002	0.0002
Net realized gain	0.0001		0.0002		0.0001	0.0001	0.0002

Net increase from investment operations	0.0035		0.0002		0.0002	0.0003	0.0004

Distributions(b)
From net investment income	(0.0035)		(0.0000	)(c)	(0.0001)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)		(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0035)		(0.0002)		(0.0002)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.36%		0.02%		0.02%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	1.40%		1.30%		1.22%	1.21%	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	1.00%		0.79%		0.24%	0.06%	0.08%

Net investment income	0.34%		0.00%		0.01%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$2,662		$2,833		$3,863	$22,769	$17,580

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MuniFund (continued)
	Private Client
	Year Ended October 31,
	2018		2017	2016	2015	2014
Net asset value, beginning of year	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0067		0.0013	0.0002	0.0002	0.0002
Net realized gain	0.0000	(a)	0.0002	0.0001	0.0001	0.0002

Net increase from investment operations	0.0067		0.0015	0.0003	0.0003	0.0004

Distributions(b)
From net investment income	(0.0067)		(0.0013)	(0.0002)	(0.0002)	(0.0002)
From net realized gain	(0.0000	)(c)	(0.0002)	(0.0001)	(0.0001)	(0.0002)

Total distributions	(0.0067)		(0.0015)	(0.0003)	(0.0003)	(0.0004)

Net asset value, end of year	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return(d)
Based on net asset value	0.68%		0.14%	0.03%	0.03%	0.04%

Ratios to Average Net Assets
Total expenses	1.40%		1.30%	1.22%	1.21%	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.68%		0.67%	0.25%	0.06%	0.08%

Net investment income	0.67%		0.13%	0.02%	0.02%	0.02%

Supplemental Data
Net assets, end of year (000)	$319		$330	$350	$1,649	$1,817

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

102	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	California Money Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0101	0.0053	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	0.0002	0.0012	0.0000 (a)	(0.0000	)(b)	0.0001

Net increase from investment operations	0.0103	0.0065	0.0019	0.0001		0.0002

Distributions(c)
From net investment income	(0.0101)	(0.0054)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	(0.0011)	—	—		(0.0001)

Total distributions	(0.0101)	(0.0065)	(0.0019)	(0.0001)		(0.0002)

Net asset value, end of year	$1.0002	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.03%	0.65%	0.19%	0.01%		0.02%

Ratios to Average Net Assets
Total expenses	0.70%	0.74%	0.47%	0.47%		0.46%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.12%	0.05%		0.08%

Net investment income	1.01%	0.53%	0.12%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$169,293	$30,459	$41,192	$227,884		$122,721

(a)	Amount is less than $0.00005 per share.
(b)	Amount is greater than $(0.00005) per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	New York Money Fund
	Institutional
	Year Ended October 31,
	2018	2017	2016	2015		2014
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00		$1.00

Net investment income	0.0113	0.0056	0.0019	0.0001		0.0001
Net realized and unrealized gain (loss)	(0.0002)	0.0013	0.0015	0.0000	(a)	0.0000	(a)

Net increase from investment operations	0.0111	0.0069	0.0034	0.0001		0.0001

Distributions(b)
From net investment income	(0.0111)	(0.0056)	(0.0019)	(0.0001)		(0.0001)
From net realized gain	—	—	(0.0003)	(0.0000	)(c)	(0.0000	)(c)
From return of capital	—	(0.0013)	(0.0012)	—		—

Total distributions	(0.0111)	(0.0069)	(0.0034)	(0.0001)		(0.0001)

Net asset value, end of year	$1.0000	$1.00	$1.00	$1.00		$1.00

Total Return(d)
Based on net asset value	1.12%	0.69%	0.34%	0.01%		0.01%

Ratios to Average Net Assets
Total expenses	1.35%	1.00%	0.58%	0.49%		0.48%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%	0.20%	0.14%	0.09%		0.09%

Net investment income	1.13%	0.56%	0.10%	0.01%		0.01%

Supplemental Data
Net assets, end of year (000)	$46,066	$16,908	$17,838	$92,999		$118,278

(a)	Amount is less than $0.00005 per share.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.00005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.

See notes to financial statements.

104	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

1.	ORGANIZATION

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified	(a)
New York Money Fund	Non-Diversified	(a)

(a)	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Capital Shares (formerly known as Premier Choice Shares). TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. For the year ended October 31, 2018, no Premier Shares, Plus Shares or Cash Plus Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund each operate as a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets.

MuniFund operates as a “retail money market fund” under Rule 2a-7 under the 1940 Act.

On October 11, 2016, TempCash, TempFund and MuniCash, and on October 15, 2018, California Money Fund and New York Money Fund began pricing and transacting their shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of their portfolio holdings (i.e., at a “floating” NAV). The NAV of TempFund is priced multiple times each day, such Fund accepts purchase orders and redemption requests. Prior to the Funds’ adoption of the floating NAV, their portfolio holdings were valued at amortized cost.

With respect to each of TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund, the Board is permitted to impose a liquidity fee of up to 2% of the value of shares redeemed or temporarily restrict redemptions from each TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund for up to 10 business days in a 90 day period, in the event that such TempCash, TempFund, MuniCash, MuniFund, California Money Fund and New York Money Fund’s weekly liquid assets fall below certain thresholds.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and distributed monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed in the event that a Fund’s weekly liquid assets fall below certain thresholds are recorded as paid-in-capital. The liquidity fees are collected and retained by each Fund for the benefit of the Fund’s remaining shareholders.

NOTES TO FINANCIAL STATEMENTS	105

Notes to Financial Statements  (continued)

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies (TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund): The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund assets and liabilities:

•

Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Investment Valuation Policies (Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund): U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its NAV per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repurchase arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by

106	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

the counterparty or a fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund, and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits a fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a fund would recognize a liability with respect to such excess collateral. The liability reflects a fund’s obligation under bankruptcy law to return the excess to the counterparty.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into a management agreement with the Manager, the Trust’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory, administration and accounting services to the Funds.

For the management and administrative services provided and certain expenses assumed by it under the management agreement, the Manager is entitled to receive the following annual fees computed daily and paid monthly based upon each Fund’s average daily net assets:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion(a)	.175% of the first $1 Billion(b)
.150% of the next $1 Billion(a)	.150% of the next $1 Billion(b)
.125% of the next $1 Billion(a)	.125% of the next $1 Billion(b)
.100% of the next $1 Billion(a)	.100% of amounts in excess of $3 Billion(b)
.095% of the next $1 Billion(a)
.090% of the next $1 Billion(a)
.085% of the next $1 Billion(a)
.080% of amounts in excess of $7 Billion(a)

(a)	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.
(b)	Based on the average daily net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion

California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

NOTES TO FINANCIAL STATEMENTS	107

Notes to Financial Statements  (continued)

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Shareholder Servicing Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Servicing Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client, Premier and Capital Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee (a)	Distribution Fee (a)
Dollar	0.25%	—%
Cash Management	0.50	—
Cash Reserve	0.40	—
Administration	0.10	—
Select	0.50	0.35
Private Client	0.50	0.35
Premier	0.50	0.10
Capital	0.05	—

(a)	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

For the year ended October 31, 2018, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Capital	Total
Federal Trust Fund	$306,202	$71,882	$1,587	$55,073	$—	$—	$—	$434,744
FedFund	4,854,493	750,120	4,667,642	2,589,170	1,857,781	9,539	1,722,353	16,451,098
TempCash	21,036	—	—	—	—	—	—	21,036
TempFund	243,203	3,256,977	23,473	72,375	5	19,050	—	3,615,083
T-Fund	6,449,269	3,046,518	373,878	771,975	383,716	—	2,775,580	13,800,936
Treasury Trust Fund	1,295,853	98,533	12,437	555,252	303,907	—	—	2,265,982
MuniCash	4,143	—	—	—	—	—	—	4,143
MuniFund	11,485	156	—	16,653	23,902	2,813	—	55,009
California Money Fund	—	—	—	—	13,813	3,964	—	17,777
New York Money Fund	—	—	—	—	1,931	2,316	—	4,247

Expense Limitations, Waivers, and Reimbursements: The Manager, as investment adviser and administrator, has contractually agreed to reduce its fees and/or reimburse ordinary operating expenses to ensure that the combined “Management Fees” and “Miscellaneous/Other Expenses,” excluding service fees, distribution fees and any extraordinary expenses, do not exceed 0.18% of the average daily net assets of TempCash and TempFund, 0.17% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, and Treasury Trust Fund, and 0.20% of the average daily net assets of MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual expense limitation prior to March 1, 2020, unless approved by the Board of Trustees, including a majority of the trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of such Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statement of Operations.

In addition, BRIL has contractually agreed to waive service and/or distribution fees through February 29, 2020 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL have also voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of net investment income.

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager and service and distribution fees waived — class specific in the Statements of Operations. For the year ended October 31, 2018, fund level and class specific expense waivers and/or reimbursements were as follows:

Federal Trust Fund	$2,297,663
FedFund	18,080,183
TempCash	4,509,613
TempFund	5,395,035
T-Fund	15,231,805
Treasury Trust Fund	8,301,155
MuniCash	3,943,968
MuniFund	564,922
California Money Fund	260,644
New York Money Fund	253,322

108	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Service and Distribution Fees Waived	Select	Private Client	Capital	Total
FedFund	$43,706	$3,772	$344,638	$392,116
TempFund	—	7,844	—	7,844
T-Fund	9,030	—	555,283	564,313
Treasury Trust Fund	7,153	—	—	7,153
MuniFund	1,486	1,225	—	2,711
California Money Fund	1,189	1,725	—	2,914
New York Money Fund	130	1,008	—	1,138

Certain Funds have begun to incur expenses in connection with a proposed realignment and consolidation of the boards of trustees of certain BlackRock-advised funds. The Manager has voluntarily agreed to reimburse the Funds for all or a portion of such expenses, which amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended October 31, 2018, the amounts reimbursed were as follows:

FedFund	$39,739
TempFund	22,784
T-Fund	46,596
Treasury Trust Fund	9,635
California Money Fund	1,509
New York Money Fund	1,594

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the year ended October 31, 2018, the Funds did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Trusts are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended October 31, 2018, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales	Net Realized Gain (Loss)
MuniCash	$1,541,580,108	$642,014,728	$—
MuniFund	48,176,172	67,967,726	—
California Money Fund	60,350,055	58,007,082	—
New York Money Fund	58,474,860	44,064,619	—

During the year ended October 31, 2018, MuniCash received a reimbursement of $11,183 from an affiliate, which is included in Other income — affiliated in the Statements of Operations, related to an operating event.

6.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended October 31, 2018. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds financial statements.

NOTES TO FINANCIAL STATEMENTS	109

Notes to Financial Statements  (continued)

The tax character of distributions paid was as follows:

	Tax-Exempt Income (a)	Ordinary Income (b)	Long-Term Capital Gains	Tax Return of Capital	Total
Federal Trust Fund
10/31/18	$—	$46,339,203	$—	$—	$46,339,203
10/31/17	—	19,040,439	—	—	19,040,439
FedFund
10/31/18	—	1,422,005,287	—	—	1,422,005,287
10/31/17	—	540,037,982	47,293	—	540,085,275
TempCash
10/31/18	—	54,819,558	—	—	54,819,558
10/31/17	—	5,570,874	—	—	5,570,874
TempFund
10/31/18	—	229,498,154	—	—	229,498,154
10/31/17	—	127,271,401	—	—	127,271,401
T-Fund
10/31/18	—	1,060,292,304	270,495	—	1,060,562,799
10/31/17	—	317,082,895	227,509	—	317,310,404
Treasury Trust Fund
10/31/18	—	435,593,903	60,665	—	435,654,568
10/31/17	—	140,274,156	72,660	—	140,346,816
MuniCash
10/31/18	49,021,403	616,358	169,392	—	49,807,153
10/31/17	18,690,831	—	—	—	18,690,831
MuniFund
10/31/18	1,796,803	3,660	1,499	—	1,801,962
10/31/17	1,294,036	10,676	25,992	—	1,330,704
California Money Fund
10/31/18	511,980	—	—	—	511,980
10/31/17	207,838	33,018	30,393	—	271,249
New York Money Fund
10/31/18	248,428	—	—	—	248,428
10/31/17	98,319	—	—	23,322	121,641

(a)	The Funds designate these amounts paid during the fiscal year ended October 31, 2018, as exempt-interest dividend.
(b)

Ordinary income consists primarily of net short-term capital gains. Additionally, all ordinary income distributions are comprised of interest related dividends and qualified short-term capital dividends for non-US residents and are eligible for exemption from US withholding tax for nonresident aliens and foreign corporations.

As of October 31, 2018, the tax components of accumulated net earnings (losses) were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Net Unrealized Gains (Losses)	Total
Federal Trust Fund	$—	$129,340	$—	$—	$—	$129,340
FedFund	—	1,139,848	—	(327,230)	—	812,618
TempCash	—	63,069	—	—	310,328	373,397
TempFund	—	1,433,893	—	—	710,552	2,144,445
T-Fund	—	1,602,450	—	—	—	1,602,450
Treasury Trust Fund	—	951,261	—	(118,840)	—	832,421
MuniCash	—	—	176,930	—	(49,285)	127,645
MuniFund	2,294	—	—	(4,181)	—	(1,887)
California Money Fund	356	—	—	(41)	57	372
New York Money Fund	—	—	—	—	20	20

As of October 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

Expires	FedFund	Treasury Trust Fund	MuniFund	California Money Fund
No expiration date	$327,230	$118,840	$4,181	$41

During the year ended October 31, 2018, the Federal Trust Fund utilized $27,877 of it’s respective capital loss carryforward.

7.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

110	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

8.	CAPITAL SHARE TRANSACTIONS

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share for Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund and MuniFund.

Transactions in capital shares for each class were as follows:

	Year Ended
	10/31/18	10/31/17
Federal Trust Fund
Institutional
Shares sold	13,674,270,361	11,521,409,306
Shares issued in reinvestment of distributions	11,428,363	4,485,241
Shares redeemed	(13,445,579,415)	(11,911,324,063)

Net increase (decrease)	240,119,309	(385,429,516)

Dollar
Shares sold	915,433,424	1,398,571,083
Shares issued in reinvestment of distributions	73,394	25,344
Shares redeemed	(1,035,715,551)	(1,507,584,792)

Net decrease	(120,208,733)	(108,988,365)

Cash Management
Shares sold	771,752	47,845
Shares redeemed	(2,771,795)	(16,432,337)

Net decrease	(2,000,043)	(16,384,492)

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements  (continued)

	Year Ended
	10/31/18	10/31/17
Cash Reserve
Shares sold	88	87
Shares issued in reinvestment of distributions	3,204	712
Shares redeemed	(76,668)	(52,825)

Net decrease	(73,376)	(52,026)

Administration
Shares sold	147,018,026	105,539,873
Shares issued in reinvestment of distributions	773,485	346,732
Shares redeemed	(140,087,942)	(79,988,999)

Net increase	7,703,569	25,897,606

Total Net Increase (Decrease)	125,540,726	(484,956,793)

FedFund
Institutional
Shares sold	819,079,974,493	819,897,653,739
Shares issued in reinvestment of distributions	575,570,782	213,850,106
Shares redeemed	(823,381,869,390)	(826,108,827,770)

Net decrease	(3,726,324,115)	(5,997,323,925)

Dollar
Shares sold	14,978,630,538	29,222,369,150
Shares issued in reinvestment of distributions	3,355,048	807,911
Shares redeemed	(14,920,544,587)	(29,538,077,180)

Net increase (decrease)	61,440,999	(314,900,119)

Cash Management
Shares sold	394,756,804	602,966,815
Shares issued in reinvestment of distributions	1,171,001	184,215
Shares redeemed	(348,119,255)	(586,918,159)

Net increase	47,808,550	16,232,871

Cash Reserve
Shares sold	2,401,631,645	1,717,511,376
Shares issued in reinvestment of distributions	193	73
Shares redeemed	(1,567,209,982)	(1,123,118,548)

Net increase	834,421,856	594,392,901

Administration
Shares sold	8,302,410,605	6,582,300,349
Shares issued in reinvestment of distributions	4,842,986	1,093,495
Shares redeemed	(8,243,455,856)	(5,840,838,455)

Net increase	63,797,735	742,555,389

Select
Shares sold	543,763,199	534,295,537
Shares issued in reinvestment of distributions	1,436,659	130,347
Shares redeemed	(690,642,504)	(435,466,681)

Net increase (decrease)	(145,442,646)	98,959,203

Private Client
Shares sold	484,844	1,708,778
Shares issued in reinvestment of distributions	10,093	3,682
Shares redeemed	(1,508,400)	(1,876,118)

Net decrease	(1,013,463)	(163,658)

Premier(a)
Shares sold	—	33
Shares issued in reinvestment of distributions	—	1
Shares redeemed	—	(12,453)

Net decrease	—	(12,419)

112	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended
	10/31/18	10/31/17
Capital(b)
Shares sold	10,876,470,522	—
Shares issued in reinvestment of distributions	60,813,644	—
Shares redeemed	(3,798,585,096)	—

Net increase	7,138,699,070	—

Total Net Increase (Decrease)	4,273,387,986	(4,860,259,757)

T-Fund
Institutional
Shares sold	578,676,702,245	344,325,962,756
Shares issued in reinvestment of distributions	425,872,335	127,133,604
Shares redeemed	(574,522,796,330)	(345,124,975,151)

Net increase (decrease)	4,579,778,250	(671,878,791)

Dollar
Shares sold	9,383,571,803	15,162,270,077
Shares issued in reinvestment of distributions	7,828,574	1,614,965
Shares redeemed	(11,088,602,676)	(16,043,514,131)

Net decrease	(1,697,202,299)	(879,629,089)

Cash Management
Shares sold	2,179,092,681	3,359,423,395
Shares issued in reinvestment of distributions	3,751,670	679,846
Shares redeemed	(2,158,809,325)	(3,917,547,775)

Net increase (decrease)	24,035,026	(557,444,534)

Cash Reserve
Shares sold	495,146,893	88,575,749
Shares issued in reinvestment of distributions	424,852	494
Shares redeemed	(313,735,175)	(99,466,798)

Net increase (decrease)	181,836,570	(10,890,555)

Administration
Shares sold	790,930,798	956,016,812
Shares issued in reinvestment of distributions	3,903,274	786,724
Shares redeemed	(555,149,441)	(346,868,634)

Net increase	239,684,631	609,934,902

Select
Shares sold	84,717,101	178,147,217
Shares issued in reinvestment of distributions	232,846	16,700
Shares redeemed	(140,997,714)	(186,379,864)

Net decrease	(56,047,767)	(8,215,947)

Capital(b)
Shares sold	17,469,969,078	—
Shares issued in reinvestment of distributions	97,666,462	—
Shares redeemed	(6,589,231,113)	—

Net increase	10,978,404,427	—

Total Net Increase (Decrease)	14,250,488,838	(1,518,124,014)

Treasury Trust Fund
Institutional
Shares sold	85,044,752,511	63,116,435,366
Shares issued in reinvestment of distributions	96,370,866	38,311,656
Shares redeemed	(78,768,198,151)	(59,908,554,460)

Net increase	6,372,925,226	3,246,192,562

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements  (continued)

	Year Ended
	10/31/18	10/31/17
Dollar
Shares sold	2,399,524,320	2,482,949,070
Shares issued in reinvestment of distributions	1,440,915	298,678
Shares redeemed	(2,402,083,837)	(2,420,196,004)

Net increase (decrease)	(1,118,602)	63,051,744

Cash Management
Shares sold	8,579,858	29,414,523
Shares redeemed	(15,846,437)	(24,864,675)

Net increase (decrease)	(7,266,579)	4,549,848

Cash Reserve
Shares sold	84,618,897	5,665,648
Shares issued in reinvestment of distributions	23,692	2,522
Shares redeemed	(77,600,373)	(8,301,262)

Net increase (decrease)	7,042,216	(2,633,092)

Administration
Shares sold	2,587,705,609	4,139,789,166
Shares issued in reinvestment of distributions	433,931	100,516
Shares redeemed	(2,813,322,660)	(3,977,213,552)

Net increase (decrease)	(225,183,120)	162,676,130

Select
Shares sold	119,224,578	222,667,454
Shares issued in reinvestment of distributions	239,968	10,368
Shares redeemed	(118,098,320)	(264,275,107)

Net increase (decrease)	1,366,226	(41,597,285)

Total Net Increase	6,147,765,367	3,432,239,907

MuniFund
Institutional
Shares sold	329,408,991	412,605,377
Shares issued in reinvestment of distributions	643,221	350,353
Shares redeemed	(285,196,304)	(408,076,919)

Net increase	44,855,908	4,878,811

Dollar
Shares sold	1,913,698	7,398,997
Shares redeemed	(2,042,591)	(8,528,638)

Net decrease	(128,893)	(1,129,641)

Cash Management
Shares sold	132,504	105,312
Shares redeemed	(170,269)	(130,456)

Net decrease	(37,765)	(25,144)

Administration
Shares sold	26,861,349	27,436,239
Shares issued in reinvestment of distributions	171,568	114,933
Shares redeemed	(29,142,012)	(30,445,390)

Net decrease	(2,109,095)	(2,894,218)

Select
Shares sold	19,581,866	26,740,561
Shares issued in reinvestment of distributions	9,657	979
Shares redeemed	(19,761,183)	(27,769,602)

Net decrease	(169,660)	(1,028,062)

Private Client
Shares sold	42,013	4
Shares issued in reinvestment of distributions	2,223	482
Shares redeemed	(55,154)	(20,328)

Net decrease	(10,918)	(19,842)

114	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended
	10/31/18	10/31/17
Premier(a)
Shares sold	—	—
Shares redeemed	—	(1)

Net decrease	—	(1)

Total Net Increase (Decrease)	42,399,577	(218,097)

Effective October 15, 2018, the number of shares sold, reinvested and redeemed for California Money Fund and New York Money Fund were transacted at each class’ floating NAV per share calculated to four decimal places.

Transactions in capital shares for each class of TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund were as follows:

	Year Ended 10/31/2018		Year Ended 10/31/2017
	Shares	Amount	Shares	Amount
TempCash
Institutional
Shares sold	8,161,105,656	$8,163,313,483	2,498,435,715	$2,498,883,722
Shares issued in reinvestment of distributions	2,698,376	2,699,159	811,975	812,099
Shares redeemed	(5,003,098,591)	(5,004,384,899)	(858,529,592)	(858,688,388)

Net increase	3,160,705,441	$3,161,627,743	1,640,718,098	$1,641,007,433

Dollar
Shares sold	—	$330	—	$—
Shares issued in reinvestment of distributions	92,328	92,346	135,002	135,026
Shares redeemed	(22,638,179)	(22,643,993)	(3,567,371)	(3,567,671)

Net decrease	(22,545,851)	$(22,551,317)	(3,432,369)	$(3,432,645)

Total Net Increase	3,138,159,590	$3,139,076,426	1,637,285,729	$1,637,574,788

TempFund
Institutional
Shares sold	86,547,596,860	$86,573,841,869	76,826,262,634	$76,859,303,641
Shares issued in reinvestment of distributions	142,218,199	142,262,524	89,307,275	89,345,302
Shares redeemed	(87,304,724,115)	(87,330,949,070)	(72,160,873,789)	(72,192,062,727)

Net increase (decrease)	(614,909,056)	$(614,844,677)	4,754,696,120	$4,756,586,216

Dollar
Shares sold	181,275,610	$181,330,620	224,444,653	$224,556,353
Shares issued in reinvestment of distributions	1,405,447	1,405,904	630,512	630,808
Shares redeemed	(188,570,913)	(188,630,231)	(230,672,838)	(230,776,163)

Net decrease	(5,889,856)	$(5,893,707)	(5,597,673)	$(5,589,002)

Cash Management
Shares sold	151,390,964	$151,436,565	156,682,722	$156,748,428
Shares issued in reinvestment of distributions	8,249,698	8,252,366	3,701,715	3,703,347
Shares redeemed	(215,589,028)	(215,651,611)	(303,605,480)	(303,742,131)

Net decrease	(55,948,366)	$(55,962,680)	(143,221,043)	$(143,290,356)

Cash Reserve
Shares sold	19,435,527	$19,442,064	3,235,045	$3,236,377
Shares issued in reinvestment of distributions	81,389	81,417	18,425	18,433
Shares redeemed	(18,538,043)	(18,544,369)	(5,543,552)	(5,545,482)

Net increase (decrease)	978,873	$979,112	(2,290,082)	$(2,290,672)

Administration
Shares sold	21,835,231	$21,844,410	111,250,032	$111,304,738
Shares issued in reinvestment of distributions	214,181	214,259	142,809	142,874
Shares redeemed	(104,574,904)	(104,614,970)	(20,105,729)	(20,114,371)

Net increase (decrease)	(82,525,492)	$(82,556,301)	91,287,112	$91,333,241

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements  (continued)

	Year Ended 10/31/2018		Year Ended 10/31/2017
	Shares	Amount	Shares	Amount
Select
Shares sold	—	$—	4	$4
Shares issued in reinvestment of distributions	5	6	119	119
Shares redeemed	(12)	(12)	(962,349)	(962,681)

Net decrease	(7)	$(6)	(962,226)	$(962,558)

Private Client
Shares sold	27,487,465	$27,495,095	839	$838
Shares issued in reinvestment of distributions	28,377	28,387	6,733	6,736
Shares redeemed	(26,770,041)	(26,778,154)	(361,720)	(361,867)

Net increase (decrease)	745,801	$745,328	(354,148)	$(354,293)

Total Net Increase (Decrease)	(757,548,103)	$(757,532,931)	4,693,558,060	$4,695,432,576

MuniCash
Institutional
Shares sold	30,269,060,646	$30,272,214,199	28,740,812,235	$28,746,790,856
Shares issued in reinvestment of distributions	13,710,348	13,711,648	6,965,941	6,967,636
Shares redeemed	(30,386,283,452)	(30,389,614,347)	(26,791,801,534)	(26,797,448,195)

Net increase (decrease)	(103,512,458)	$(103,688,500)	1,955,976,642	$1,956,310,297

Dollar
Shares sold	2,489,580	$2,489,827	2,033,258	$2,033,669
Shares issued in reinvestment of distributions	14,864	14,865	5,410	5,412
Shares redeemed	(2,234,484)	(2,234,669)	(2,218,365)	(2,218,710)

Net increase (decrease)	269,960	$270,023	(179,697)	$(179,629)

Total Net Increase (Decrease)	(103,242,498)	$(103,418,477)	1,955,796,945	$1,956,130,668

California Money Fund
Institutional
Shares sold	353,095,380	$353,148,662	83,815,480	$83,815,480
Shares issued in reinvestment of distributions	125,232	125,232	16,601	16,601
Shares redeemed	(214,419,629)	(214,440,578)	(94,516,225)	(94,516,225)

Net increase (decrease)	138,800,983	$138,833,316	(10,684,144)	$(10,684,144)

Select(d)
Shares sold	2,107,475	$2,107,810	9,097,223	$9,097,223
Shares issued in reinvestment of distributions	3,569	3,569	8,365	8,365
Shares redeemed	(4,204,567)	(4,204,993)	(14,908,409)	(14,908,409)

Net decrease	(2,093,523)	$(2,093,614)	(5,802,821)	$(5,802,821)

Private Client(e)
Shares sold	57	$83	33	$33
Shares issued in reinvestment of distributions	2,476	2,475	7,057	7,057
Shares redeemed	(775,792)	(775,851)	(3,305,816)	(3,305,816)

Net decrease	(773,259)	$(773,293)	(3,298,726)	$(3,298,726)

Premier(a)
Shares sold	—	$—	—	$—
Shares redeemed	—	—	(1)	(1)

Net decrease	—	$—	(1)	$(1)

Total Net Increase (Decrease)	135,934,201	$135,966,409	(19,785,692)	$(19,785,692)

New York Money Fund
Institutional
Shares sold	141,764,843	$141,764,845	32,338,538	$32,338,538
Shares issued in reinvestment of distributions	84,986	84,986	62,940	62,940
Shares redeemed	(112,691,059)	(112,691,059)	(33,309,440)	(33,309,440)

Net increase (decrease)	29,158,770	$29,158,772	(907,962)	$(907,962)

116	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (continued)

	Year Ended 10/31/2018		Year Ended 10/31/2017
	Shares	Amount	Shares	Amount
Cash Management(c)
Shares sold	—	$—	—	$—
Shares redeemed	—	—	(1)	(1)

Net decrease	—	$—	(1)	$(1)

Select(d)
Shares sold	377,896	$377,896	640,930	$640,930
Shares issued in reinvestment of distributions	767	767	464	464
Shares redeemed	(574,925)	(574,926)	(1,013,390)	(1,013,390)

Net decrease	(196,262)	$(196,263)	(371,996)	$(371,996)

Private Client(e)
Shares sold	816	$817	1,544	$1,544
Shares issued in reinvestment of distributions	1,404	1,404	752	752
Shares redeemed	(332,447)	(332,448)	(81,117)	(81,117)

Net decrease	(330,227)	$(330,227)	(78,821)	$(78,821)

Premier(a)
Shares sold	—	$—	—	$—
Shares redeemed	—	—	(1)	(1)

Net decrease	—	$—	(1)	$(1)

Total Net Increase (Decrease)	28,632,281	$28,632,282	(1,358,781)	$(1,358,781)

(a)	There were no Premier shares outstanding for the years ended October 31, 2018 and 2017.
(b)	Period November 10, 2017 (commencement of operations) to October 31, 2018 for Capital Shares.
(c)	There were no Cash Management Shares outstanding for the years ended October 31, 2018 and 2017.
(d)	There were no Select Shares outstanding for the year ended October 31, 2018.
(e)	There were no Private Client Shares outstanding for the year ended October 31, 2018.

9.	REGULATION S-X AMENDMENTS

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Funds have adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statements of Assets and Liabilities, Statements of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed (distributions in excess of) net investment income in the Statements of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended October 31, 2017 were classified as follows:

	Share Class	Net Investment Income	Net Realized Gain	Return of Capital
Federal Trust Fund	Institutional	$(18,006,882)	$(74,346)	$—
	Dollar	(577,738)	(3,463)	—
	Cash Management	(26,481)	(660)	—
	Cash Reserve	(1,047)	(10)	—
	Administration	(348,739)	(1,073)	—
FedFund	Institutional	(516,065,493)	—	—
	Dollar	(8,000,675)	—	—
	Cash Management	(298,553)	—	—
	Cash Reserve	(2,599,156)	—	—
	Administration	(12,986,829)	—	—
	Select	(130,869)	—	—
	Private Client	(3,699)	—	—
	Premier	(1)	—	—
TempCash	Institutional	(5,431,359)	—	—
	Dollar	(139,515)	—	—

NOTES TO FINANCIAL STATEMENTS	117

Notes to Financial Statements  (continued)

	Share Class	Net Investment Income	Net Realized Gain	Return of Capital
TempFund	Institutional	$(122,153,526)	$—	$—
	Dollar	(715,698)	—	—
	Cash Management	(3,666,913)	—	—
	Cash Reserve	(19,274)	—	—
	Administration	(709,042)	—	—
	Select	(119)	—	—
	Private Client	(6,829)	—	—
T-Fund	Institutional	(298,983,476)	(613,939)	—
	Dollar	(13,410,645)	(51,020)	—
	Cash Management	(1,091,951)	(13,602)	—
	Cash Reserve	(170,419)	(778)	—
	Administration	(2,952,813)	(4,903)	—
	Select	(15,889)	(969)	—
Treasury Trust Fund	Institutional	(134,460,068)	(905,350)	—
	Dollar	(1,840,959)	(22,085)	—
	Cash Management	(48,000)	(587)	—
	Cash Reserve	(2,508)	(17)	—
	Administration	(3,037,521)	(19,270)	—
	Select	(6,226)	(4,225)	—
MuniCash	Institutional	(18,685,907)	—	—
	Dollar	(4,924)	—	—
MuniFund	Institutional	(1,157,288)	(31,041)	—
	Dollar	(24,198)	(862)	—
	Cash Management	(52)	(10)	—
	Administration	(112,066)	(3,723)	—
	Select	(2)	(977)	—
	Private Client	(430)	(55)	—
California Money Fund	Institutional	(205,434)	(50,387)	—
	Select	(2)	(8,364)	—
	Private Client	(2,758)	(4,304)	—
New York Money Fund	Institutional	(97,981)	—	(22,442)
	Select	—	—	(464)
	Private Client	(338)	—	(416)

Undistributed (distributions in excess of) net investment income as of October 31, 2017 is as follows:

Undistributed (Distributions in Excess of) Net Investment Income
Federal Trust Fund	$82,338
FedFund	931,927
TempCash	(37,902)
TempFund	(340,835)
T-Fund	1,057,106
Treasury Trust Fund	514,323
MuniCash	67,749
MuniFund	2,300
California Money Fund	356
New York Money Fund	—

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

118	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund and the Board of Trustees of BlackRock Liquidity Funds:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund, and New York Money Fund of BlackRock Liquidity Funds (the “Funds”), including the schedules of investments, as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Boston, Massachusetts

December 21, 2018

We have served as the auditor of one or more BlackRock investment companies since 1992.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	119

Important Tax Information  (unaudited)

The following information is provided with respect to the ordinary income distributions paid by Federal Trust Fund, FedFund, TempCash, TempFund, T-Fund, Treasury Trust Fund, MuniCash, and MuniFund for the fiscal year ended October 31, 2018.

Interest Related Dividends and Qualified Short-Term Capital Gains for Non-U.S. Residents (a)
Month Paid:
November 2017 — October 2018
Federal Trust Fund	100.00%
FedFund	100.00
TempCash	56.00
TempFund	54.89
T-Fund	100.00
Treasury Trust Fund	100.00
MuniCash	100.00
MuniFund	100.00

Federal Obligation Interest (b)
Federal Trust Fund	100.00%
FedFund	49.12
T-Fund	41.13
Treasury Trust Fund	100.00

(a)	Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for non-resident aliens and foreign corporations.
(b)

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

120	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Liquidity Funds (the “Trust”) met in person on April 19, 2018 (the “April Meeting”) and May 17-18, 2018 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each series of the Trust (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor.

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of thirteen individuals, eleven of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. The Board also has a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. The Board’s consideration of the Agreement is a year-long deliberative process, during which the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of the Funds’ service providers; marketing and promotional services; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreement.” Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective(s), policies and restrictions, and meeting regulatory requirements; (e) the Trust’s adherence to its compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the fees and expenses of each Fund as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) review of non-management fees; (f) the existence and impact of potential economies of scale, if any, and the sharing of potential economies of scale with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board considered, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with its Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the sharing of

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	121

Disclosure of Investment Advisory Agreement  (continued)

potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of other service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2017. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be impacted by even one period of significant outperformance or underperformance, so that a single investment theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for each of the one-, three- and five-year periods reported, California Money Fund, MuniCash, MuniFund, New York Money Fund, FedFund, TempFund, T-Fund and Treasury Trust Fund each ranked in the first quartile against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, Federal Trust Fund ranked in the first, second, and first quartiles, respectively, against its Performance Peers.

The Board noted that for the one-, three- and five-year periods reported, TempCash ranked in the second, second, and first quartiles, respectively, against its Performance Peers.

The quartile standing of each Fund against its Performance Peers takes into account the Fund’s current yield only. BlackRock has reviewed with the Board that a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any

122	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreement  (continued)

reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2017 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the estimated cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each respective Fund. The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that with respect to each of California Money Fund and New York Money Fund, the Fund’s contractual management fee rate ranked in the first quartile, and the Fund’s actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board noted that Treasury Trust Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to Fund’s Expense Peers.

The Board noted that FedFund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers.

The Board noted that MuniFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that TempFund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the second and third quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that T-Fund’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that Federal Trust Fund’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile, relative to the Fund’s Expense Peers.

The Board noted that TempCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the fourth and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that MuniCash’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board noted that each of California Money Fund, MuniCash, MuniFund, New York Money Fund, TempCash and TempFund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board also noted that each of FedFund, Federal Trust Fund, T-Fund and Treasury Trust Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the combined aggregate asset level of the four Funds increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of each Fund’s fees and/or reimburse each Fund’s operating expenses as necessary.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and expense caps had been approved by the Board. The Board also considered the extent to which each Fund benefits from such economies in a variety of ways and whether there should be changes in the

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENT	123

Disclosure of Investment Advisory Agreement  (continued)

advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2019. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

124	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Independent Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Rodney D. Johnson 1941	Chair of the Board(d) and Trustee (Since 2007)	President, Fairmount Capital Advisors, Inc. from 1987 to 2013; Member of the Archdiocesan Investment Committee of the Archdiocese of Philadelphia from 2004 to 2012; Director, The Committee of Seventy (civic) from 2006 to 2012; Director, Fox Chase Cancer Center from 2004 to 2011; Director, The Mainstay (non-profit) since 2016.	28 RICs consisting of 141 Portfolios	None
Mark Stalnecker 1951	Chair Elect of the Board (Since 2018)(d) and Trustee (Since 2015)	Chief Investment Officer, University of Delaware from 1999 to 2013; Trustee and Chair of the Finance and Investment Committees, Winterthur Museum and Country Estate from 2005 to 2016; Member of the Investment Committee, Delaware Public Employees’ Retirement System since 2002; Member of the Investment Committee, Christiana Care Health System from 2009 to 2017; Member of the Investment Committee, Delaware Community Foundation from 2013 to 2014; Director and Chair of the Audit Committee, SEI Private Trust Co. from 2001 to 2014.	28 RICs consisting of 141 Portfolios	None
Susan J. Carter 1956	Trustee (Since 2016)	Director, Pacific Pension Institute from 2014 to 2018; Advisory Board Member, Center for Private Equity and Entrepreneurship at Tuck School of Business since 1997; Senior Advisor, Commonfund Capital, Inc. (“CCI”) (investment adviser) in 2015; Chief Executive Officer, CCI from 2013 to 2014; President & Chief Executive Officer, CCI from 1997 to 2013; Advisory Board Member, Girls Who Invest from 2015 to 2018 and Board Member thereof since 2018; Advisory Board Member, Bridges Fund Management since 2016; Trustee, Financial Accounting Foundation since 2017; Practitioner Advisory Board Member, Private Capital Research Institute (PCRI) since 2017.	28 RICs consisting of 141 Portfolios	None
Collette Chilton 1958	Trustee (Since 2015)	Chief Investment Officer, Williams College since 2006; Chief Investment Officer, Lucent Asset Management Corporation from 1998 to 2006.	28 RICs consisting of 141 Portfolios	None
Neil A. Cotty 1954	Trustee (Since 2016)	Bank of America Corporation from 1996 to 2015, serving in various senior finance leadership roles, including Chief Accounting Officer, from 2009 to 2015, Chief Financial Officer of Global Banking, Markets and Wealth Management from 2008 to 2009, Chief Accounting Officer from 2004 to 2008, Chief Financial Officer of Consumer Bank from 2003 to 2004, Chief Financial Officer of Global Corporate Investment Bank from 1999 to 2002.	28 RICs consisting of 141 Portfolios	None
Cynthia A. Montgomery 1952	Trustee (Since 2007)	Professor, Harvard Business School since 1989; Director, McLean Hospital from 2005 to 2012.	28 RICs consisting of 141 Portfolios	Newell Rubbermaid, Inc. (manufacturing)
Joseph P. Platt 1947	Trustee (Since 2007)	General Partner, Thorn Partners, LP (private investments) since 1998; Director, WQED Multi-Media (public broadcasting not-for-profit) since 2001; Chair, Basic Health International (non-profit) since 2015.	28 RICs consisting of 141 Portfolios	Greenlight Capital Re, Ltd. (reinsurance company); Consol Energy Inc.
Robert C. Robb, Jr. 1945	Trustee (Since 2007)	Partner, Lewis, Eckert, Robb and Company (management and financial consulting firm) since 1981 and Principal since 2010.	28 RICs consisting of 141 Portfolios	None

TRUSTEE AND OFFICER INFORMATION	125

Trustee and Officer Information  (continued)

Independent Trustees (a) (continued)

Name Year of Birth(b)	Position(s) Held (Length of Service)(c)	Principal Occupation(s) During Past Five Years	Number of BlackRock-Advised Registered Investment Companies (“RICs”) Consisting of Investment Portfolios (“Portfolios”) Overseen	Public Company and Other Investment Company Directorships Held During Past Five Years
Kenneth L. Urish 1951	Trustee (Since 2007)	Managing Partner, Urish Popeck & Co., LLC (certified public accountants and consultants) since 1976; Past-Chairman of the Professional Ethics Committee of the Pennsylvania Institute of Certified Public Accountants and Committee Member thereof since 2007; Member of External Advisory Board, The Pennsylvania State University Accounting Department since founding in 2001; Principal, UP Strategic Wealth Investment Advisors, LLC since 2013; Trustee, The Holy Family Institute from 2001 to 2010; President and Trustee, Pittsburgh Catholic Publishing Associates from 2003 to 2008; Director, Inter-Tel from 2006 to 2007.	28 RICs consisting of 141 Portfolios	None
Claire A. Walton 1957	Trustee (Since 2016)	Chief Operating Officer and Chief Financial Officer of Liberty Square Asset Management, LP from 1998 to 2015; General Partner of Neon Liberty Capital Management, LLC since 2003; Director, Boston Hedge Fund Group from 2009 to 2018; Director, Woodstock Ski Runners since 2013; Director, Massachusetts Council on Economic Education from 2013 to 2015.	28 RICs consisting of 141 Portfolios	None
Frederick W. Winter 1945	Trustee (Since 2007)	Director, Alkon Corporation since 1992; Dean Emeritus of the Joseph M. Katz School of Business, University of Pittsburgh, Dean and Professor from 1997 to 2005, Professor until 2013.	28 RICs consisting of 141 Portfolios	None

Interested Trustees (a)(e)
Robert Fairbairn 1965	Trustee (Since 2018)	Senior Managing Director of BlackRock, Inc. since 2010; oversees BlackRock’s Strategic Partner Program and Strategic Product Management Group; Member of BlackRock’s Global Executive and Global Operating Committees; Co-Chair of BlackRock’s Human Capital Committee; Member of the Board of Managers of BlackRock Investments, LLC since 2011; Global Head of BlackRock’s Retail and iShares® businesses from 2012 to 2016.	133 RICs consisting of 309 Portfolios	None
John M. Perlowski 1964	Trustee (Since 2015) and President and Chief Executive Officer (Since 2010)	Managing Director of BlackRock, Inc. since 2009; Head of BlackRock Global Accounting and Product Services since 2009; Advisory Director of Family Resource Network (charitable foundation) since 2009.	133 RICs consisting of 309 Portfolios	None

(a) The address of each Trustee is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055.

(b) Independent Trustees serve until their resignation, retirement, removal or death, or until December 31 of the year in which they turn 75. The Board may determine to extend the terms of Independent Trustees on a case-by-case basis, as appropriate. The Board has approved extending the mandatory retirement age for Rodney D. Johnson until December 31, 2018.

(c) Following the combination of Merrill Lynch Investment Managers, L.P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock fund boards were realigned and consolidated into three new fund boards in 2007. As a result, although the chart shows certain Independent Trustees as joining the Board in 2007, those Independent Trustees first became members of the boards of other legacy MLIM or legacy BlackRock funds as follows: Rodney D. Johnson, 1995; Cynthia A. Montgomery, 1994; Joseph P. Platt, 1999; Robert C. Robb, Jr., 1999; Kenneth L. Urish, 1999; and Frederick W. Winter, 1999.

(d) Mr. Stalnecker was approved as Chair Elect of the Board effective January 1, 2018. It is expected that, effective January 1, 2019, Mr. Stalnecker will assume the position of Chair of the Board and Mr. Johnson will retire as Chair of the Board.

(e) Mr. Fairbairn and Mr. Perlowski are both “interested persons,” as defined in the 1940 Act, of the Trust based on their positions with BlackRock and its affiliates. Mr. Fairbairn and Mr. Perlowski are also board members of the BlackRock Equity-Bond Complex and the BlackRock Closed-End Complex.

126	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information  (continued)

Officers Who Are Not Trustees (a)

Name Year of Birth(b)	Position(s) Held (Length of Service)	Principal Occupation(s) During Past Five Years
Thomas Callahan 1968	Vice President (Since 2016)	Managing Director of BlackRock, Inc. since 2013; Head of BlackRock’s Global Cash Management Business since 2016; Co-Head of the Global Cash Management Business from 2014 to 2016; Deputy Head of the Global Cash Management Business from 2013 to 2014; Member of the Cash Management Group Executive Committee since 2013; Chief Executive Officer of NYSE Liffe U.S. from 2008 to 2013.
Jennifer McGovern 1977	Vice President (Since 2014)	Managing Director of BlackRock, Inc. since 2016; Director of BlackRock, Inc. from 2011 to 2015; Head of Product Structure and Oversight for BlackRock’s U.S. Wealth Advisory Group since 2013.
Neal J. Andrews 1966	Chief Financial Officer (Since 2007)	Managing Director of BlackRock, Inc. since 2006.
Jay M. Fife 1970	Treasurer (Since 2007)	Managing Director of BlackRock, Inc. since 2007.
Charles Park 1967	Chief Compliance Officer (Since 2014)	Anti-Money Laundering Compliance Officer for the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex from 2014 to 2015; Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the Equity-Bond Complex, the Equity-Liquidity Complex and the Closed-End Complex since 2014; Principal of and Chief Compliance Officer for iShares® Delaware Trust Sponsor LLC since 2012 and BlackRock Fund Advisors (“BFA”) since 2006; Chief Compliance Officer for the BFA-advised iShares® exchange traded funds since 2006; Chief Compliance Officer for BlackRock Asset Management International Inc. since 2012.
John MacKessy 1972	Anti-Money Laundering Compliance Officer (Since 2018)	Director of BlackRock, Inc. since 2017; Global Head of Anti-Money Laundering at BlackRock, Inc. since 2017; Director of AML Monitoring and Investigations Group of Citibank from 2015 to 2017; Global Anti-Money Laundering and Economic Sanctions Officer for MasterCard from 2011 to 2015.
Benjamin Archibald 1975	Secretary (Since 2012)	Managing Director of BlackRock, Inc. since 2014; Director of BlackRock, Inc. from 2010 to 2013; Secretary of the iShares® exchange traded funds since 2015; Secretary of the BlackRock-advised mutual funds since 2012.
(a) The address of each Officer is c/o BlackRock, Inc., 55 East 52nd Street, New York, NY 10055. (b) Officers of the Trust serve at the pleasure of the Board.

Further information about the Trust’s Trustees and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7450.

At a special meeting of shareholders held on November 21, 2018, each Fund’s shareholders elected Trustees to take office on January 1, 2019. The newly-elected Trustees include ten current Trustees and five individuals who currently serve as directors/trustees of the funds in the BlackRock Equity-Bond Complex. Information regarding the individuals who will serve as Trustees effective January 1, 2019 can be found in the proxy statement for the special meeting of shareholders, which is available on the SEC’s EDGAR Database at http://www.sec.gov.

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent

JPMorgan Chase Bank, N.A.

New York, NY 10179

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodians

JPMorgan Chase Bank, N.A.

New York, NY 10179

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, Massachusetts 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	127

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

128	2018 BLACKROCK ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

AMT	Alternative Minimum Tax
BAN	Bond Anticipation Notes
COP	Certificates of Participation
GO	General Obligations Bonds
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by-Bond Purchase Agreement
TAN	Tax Anticipation Notes
VRDN	Variable Rate Demand Notes
VRDP	Variable Rate Demand Preferred

GLOSSARY OF TERMS USED IN THIS REPORT	129

Notice to Shareholders

The following applies to TempCash, TempFund, MuniCash, California Money Fund and New York Money Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Because the share price of the Funds will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Funds may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time.

The following applies to MuniFund: This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. You could lose money by investing in a Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund at any time.

Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7450. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-10/18-AR

Item 2 –

Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes. During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial expert serving on its audit committee and (ii) each audit committee financial expert is independent:

Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 –	Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$26,520	$27,680	$0	$1,000	$10,800	$10,812	$0	$0
Federal Trust Fund	$24,480	$27,680	$0	$1,000	$9,800	$9,792	$0	$0
FedFund	$29,580	$31,250	$0	$5,500	$9,800	$9,792	$0	$0
MuniCash	$26,520	$26,864	$0	$1,000	$10,800	$10,812	$0	$0
MuniFund	$26,520	$25,500	$0	$1,000	$10,800	$10,812	$0	$0
New York Money Fund	$26,520	$27,680	$0	$1,000	$10,800	$10,812	$0	$0
TempCash	$26,520	$25,857	$0	$1,000	$9,800	$9,792	$0	$0
TempFund	$26,520	$33,290	$0	$1,000	$9,800	$9,792	$0	$0
T-Fund	$29,580	$31,250	$0	$1,000	$9,800	$9,792	$0	$0
Treasury Trust Fund	$24,480	$25,500	$0	$1,000	$9,800	$9,792	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “investment adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,274,000	$2,129,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.

2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.

3 Non-audit fees of $2,274,000 and $2,129,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”). The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimus exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
California Money Fund	$10,800	$11,812
Federal Trust Fund	$9.800	$10,792
FedFund	$9,800	$15,292
MuniCash	$10,800	$11,812
MuniFund	$10,800	$11,812
New York Money Fund	$10,800	$11,812
TempCash	$9,800	$10,792
TempFund	$9,800	$10,792
T-Fund	$9,800	$10,792
Treasury Trust Fund	$9,800	$10,792

Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:

Current Fiscal Year End	Previous Fiscal Year End
$2,274,000	$2,129,000

These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

(h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable to the registrant.

Item 13 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Certifications – Attached hereto

(a)(3) Not Applicable

(a)(4) Not Applicable

(b) Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: January 4, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: January 4, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: January 4, 2019